UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2005

Ivy Balanced Fund
Ivy Bond Fund
Ivy Cash Reserves Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy European Opportunities Fund
Ivy Global Natural Resources Fund
Ivy International Fund
Ivy International Balanced Fund
Ivy International Value Fund
Ivy Mortgage Securities Fund
Ivy Pacific Opportunities Fund
Ivy Real Estate Securities Fund
Ivy Small Cap Value Fund
Ivy Value Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
13	Ivy Balanced Fund
29	Ivy Bond Fund
47	Ivy Cash Reserves Fund
58	Ivy Cundill Global Value Fund
71	Ivy Dividend Income Fund
84	Ivy European Opportunities Fund
97	Ivy Global Natural Resources Fund
111	Ivy International Fund
125	Ivy International Balanced Fund
141	Ivy International Value Fund
154	Ivy Mortgage Securities Fund
171	Ivy Pacific Opportunities Fund
184	Ivy Real Estate Securities Fund
195	Ivy Small Cap Value Fund
208	Ivy Value Fund
221	Notes to Financial Statements
250	Report of Independent Registered Public Accounting Firm
251	Renewal of Investment Management Agreements
258	Proxy Voting Information
258	Quarterly Portfolio Schedule Information
258	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus and current performance information.

President's Letter
September 30, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended September 30, 2005. Over the period, the financial markets remained fairly resilient in the face of challenges from a variety of directions. The S&P 500 Index increased 5.02 percent during the six-month period, while the Dow Jones Industrial Average rose 1.76 percent. Bonds also rose slightly, with the Citigroup Broad Investment Grade Index returning 2.43 percent over the last six months.

Between April and September, the financial markets weathered increasing energy prices, rising interest rates, budding inflationary pressures and, most dramatically, the fallout from two major hurricanes that tragically struck this country's Gulf Coast. Hurricane Katrina silenced an entire major American city, along with the largest port facility in the country, which is the fifth largest port in the world. Compounded by Hurricane Rita several weeks later, it brought devastating circumstances across four states and an economic impact that is still being evaluated.

Despite the setbacks, the U.S. economy has remained solid. Corporate profits overall have generally been relatively strong, and global economies remain fundamentally sound. We do believe, however, that economic growth likely will slow somewhat in the U.S. in the third and fourth quarters of 2005, due to higher interest rates and higher energy prices.

The Federal Reserve apparently believes the economy is sound enough that it has continued its campaign of steadily raising short-term interest rates. Most recently, the Fed enacted another quarter-point increase in late September, bringing interest rates to 3.75 percent. The Fed stated that it still believes monetary conditions remain "accommodative," indicating apparently that they intend to continue raising rates somewhat further.

The other major development during the period was the rapid rise of oil prices. Crude oil hovered just above $40 per barrel at the onset of 2005. By the end of September, the price surpassed $65 per barrel. The world is facing constraints in supply such as we have never seen before. Many are forecasting that prices may ease some toward year-end, but we believe that, longer term, higher prices are here to stay. As investors, we must remain aware of that reality, its impact on the world economies, and any opportunities that it may create.

Regardless of the short-term challenges brought on by economic or geopolitical events - and although past performance is no guarantee of future results - stocks have historically continued to rise over time. That is why we believe it is important to develop and maintain a long-term financial plan for your personal situation. Through appropriate diversification among four or five or so different asset classes, you can potentially provide more balance to your investment portfolio over time.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2005.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ivy Balanced Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,036.30	1.43%	$7.32
Class B	1,000	1,030.80	2.43	12.37
Class C	1,000	1,031.50	2.34	11.94
Class Y	1,000	1,037.20	1.27	6.47
Based on 5% Return (2)
Class A	$1,000	$1,017.88	1.43%	$7.25
Class B	1,000	1,012.89	2.43	12.26
Class C	1,000	1,013.32	2.34	11.83
Class Y	1,000	1,018.72	1.27	6.41

Ivy Bond Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,019.90	1.25%	$6.32
Class B	1,000	1,014.00	2.41	12.15
Class C	1,000	1,014.30	2.33	11.78
Class Y	1,000	1,019.30	1.37	6.92
Based on 5% Return (2)
Class A	$1,000	$1,018.81	1.25%	$6.32
Class B	1,000	1,013.00	2.41	12.15
Class C	1,000	1,013.37	2.33	11.78
Class Y	1,000	1,018.22	1.37	6.91

Ivy Cash Reserves Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,010.10	1.25%	$6.30
Class B	1,000	1,010.10	1.25	6.30
Class C	1,000	1,010.10	1.25	6.30
Based on 5% Return (2)
Class A	$1,000	$1,018.80	1.25%	$6.33
Class B	1,000	1,018.80	1.25	6.33
Class C	1,000	1,018.80	1.25	6.33

Ivy Cundill Global Value Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,087.00	1.68%	$8.81
Class B	1,000	1,082.00	2.56	13.36
Class C	1,000	1,083.80	2.33	12.19
Class Y	1,000	1,089.70	1.17	6.15
Class I	1,000	1,088.30	1.31	6.88
Advisor Class	1,000	1,090.10	1.15	6.04
Based on 5% Return (2)
Class A	$1,000	$1,016.63	1.68%	$8.51
Class B	1,000	1,012.24	2.56	12.91
Class C	1,000	1,013.37	2.33	11.78
Class Y	1,000	1,019.18	1.17	5.95
Class I	1,000	1,018.48	1.31	6.65
Advisor Class	1,000	1,019.29	1.15	5.84

Ivy Dividend Income Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,098.40	1.51%	$7.92
Class B	1,000	1,094.30	2.36	12.41
Class C	1,000	1,093.50	2.33	12.25
Class Y	1,000	1,099.20	1.36	7.16
Based on 5% Return (2)
Class A	$1,000	$1,017.52	1.51%	$7.62
Class B	1,000	1,013.22	2.36	11.93
Class C	1,000	1,013.37	2.33	11.78
Class Y	1,000	1,018.25	1.36	6.88

Ivy European Opportunities Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,039.60	1.73%	$8.85
Class B	1,000	1,035.90	2.49	12.68
Class C	1,000	1,035.80	2.43	12.40
Class Y	1,000	1,040.20	1.54	7.88
Advisor Class	1,000	1,041.70	1.24	6.36
Based on 5% Return (2)
Class A	$1,000	$1,016.39	1.73%	$8.75
Class B	1,000	1,012.61	2.49	12.54
Class C	1,000	1,012.89	2.43	12.26
Class Y	1,000	1,017.35	1.54	7.79
Advisor Class	1,000	1,018.84	1.24	6.29

Ivy Global Natural Resources Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,182.80	1.45%	$7.92
Class B	1,000	1,177.30	2.28	12.47
Class C	1,000	1,178.20	2.19	11.98
Class Y	1,000	1,184.10	1.20	6.57
Advisor Class	1,000	1,183.50	1.31	7.18
Based on 5% Return (2)
Class A	$1,000	$1,017.81	1.45%	$7.32
Class B	1,000	1,013.62	2.28	11.53
Class C	1,000	1,014.07	2.19	11.08
Class Y	1,000	1,019.05	1.20	6.08
Advisor Class	1,000	1,018.49	1.31	6.64

Ivy International Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,145.70	1.65%	$8.85
Class B	1,000	1,138.50	2.88	15.44
Class C	1,000	1,140.10	2.68	14.38
Class Y	1,000	1,145.70	1.62	8.73
Class I	1,000	1,146.10	1.41	7.61
Advisor Class	1,000	1,127.40	4.65	24.79
Based on 5% Return (2)
Class A	$1,000	$1,016.82	1.65%	$8.32
Class B	1,000	1,010.63	2.88	14.52
Class C	1,000	1,011.63	2.68	13.52
Class Y	1,000	1,016.93	1.62	8.21
Class I	1,000	1,017.98	1.41	7.15
Advisor Class	1,000	1,001.76	4.65	23.33

Ivy International Balanced Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,037.70	1.44%	$7.34
Class B	1,000	1,031.80	2.61	13.31
Class C	1,000	1,033.10	2.33	11.88
Class Y	1,000	1,037.20	1.43	7.30
Based on 5% Return (2)
Class A	$1,000	$1,017.87	1.44%	$7.26
Class B	1,000	1,011.97	2.61	13.18
Class C	1,000	1,013.38	2.33	11.77
Class Y	1,000	1,017.90	1.43	7.23

Ivy International Value Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,158.50	1.94%	$10.52
Class B	1,000	1,154.00	2.73	14.77
Class C	1,000	1,154.10	2.76	14.90
Class Y	1,000	1,159.80	1.82	9.84
Advisor Class	1,000	1,159.70	1.88	10.16
Based on 5% Return (2)
Class A	$1,000	$1,015.32	1.94%	$9.82
Class B	1,000	1,011.36	2.73	13.79
Class C	1,000	1,011.24	2.76	13.91
Class Y	1,000	1,015.96	1.82	9.18
Advisor Class	1,000	1,015.66	1.88	9.48

Ivy Mortgage Securities Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,020.60	0.95%	$4.81
Class B	1,000	1,014.50	2.15	10.85
Class C	1,000	1,015.60	1.94	9.82
Class Y	1,000	1,020.10	1.05	5.32
Based on 5% Return (2)
Class A	$1,000	$1,020.31	0.95%	$4.81
Class B	1,000	1,014.30	2.15	10.85
Class C	1,000	1,015.33	1.94	9.81
Class Y	1,000	1,019.80	1.05	5.32

Ivy Pacific Opportunities Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,155.50	2.05%	$11.10
Class B	1,000	1,150.40	3.00	16.16
Class C	1,000	1,150.90	2.88	15.54
Class Y	1,000	1,157.50	1.74	9.42
Advisor Class	1,000	1,159.00	1.47	7.96
Based on 5% Return (2)
Class A	$1,000	$1,014.77	2.05%	$10.38
Class B	1,000	1,010.04	3.00	15.11
Class C	1,000	1,010.62	2.88	14.53
Class Y	1,000	1,016.34	1.74	8.80
Advisor Class	1,000	1,017.70	1.47	7.44

Ivy Real Estate Securities Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,158.90	1.66%	$9.00
Class B	1,000	1,153.20	2.68	14.48
Class C	1,000	1,153.50	2.48	13.39
Class Y	1,000	1,160.40	1.40	7.59
Based on 5% Return (2)
Class A	$1,000	$1,016.73	1.66%	$8.41
Class B	1,000	1,011.62	2.68	13.53
Class C	1,000	1,012.63	2.48	12.52
Class Y	1,000	1,018.04	1.40	7.09

Ivy Small Cap Value Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,055.10	1.81%	$9.34
Class B	1,000	1,050.00	2.84	14.61
Class C	1,000	1,051.60	2.55	13.11
Class Y	1,000	1,057.30	1.41	7.28
Based on 5% Return (2)
Class A	$1,000	$1,015.98	1.81%	$9.16
Class B	1,000	1,010.82	2.84	14.33
Class C	1,000	1,012.29	2.55	12.86
Class Y	1,000	1,017.99	1.41	7.14

Ivy Value Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,032.70	1.57%	$8.02
Class B	1,000	1,027.50	2.53	12.86
Class C	1,000	1,028.10	2.45	12.43
Class Y	1,000	1,033.40	1.32	6.72
Based on 5% Return (2)
Class A	$1,000	$1,017.18	1.57%	$7.96
Class B	1,000	1,012.38	2.53	12.77
Class C	1,000	1,012.81	2.45	12.34
Class Y	1,000	1,018.46	1.32	6.67

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF IVY BALANCED FUND

Portfolio Highlights

On September 30, 2005, Ivy Balanced Fund had net assets totaling $97,336,757 invested in a diversified portfolio of:

75.00%	Common Stocks
12.00%	United States Government and Government Agency Obligations
7.59%	Corporate Debt Securities
4.79%	Cash and Cash Equivalents
0.62%	Other Government Security

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Common Stocks	$75.00
United States Government and Government Agency Obligations	$12.00
Corporate Debt Securities	$7.59
Cash and Cash Equivalents	$4.79
Other Government Security	$0.62

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Technology Stocks	$15.39
United States Government and Government Agency Obligations	$12.00
Financial Services Stocks	$11.36
Health Care Stocks	$10.86
Corporate Debt Securities	$7.59
Energy Stocks	$7.39
Consumer Nondurables Stocks	$5.76
Cash and Cash Equivalents	$4.79
Utilities Stocks	$4.66
Multi-Industry Stocks	$3.91
Capital Goods Stocks	$3.62
Business Equipment and Services Stocks	$3.29
Retail Stocks	$3.01
Consumer Services Stocks	$2.82
Miscellaneous Stocks	$2.93
Other Government Security	$0.62

The Investments of Ivy Balanced Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.16%
Boeing Company (The)	16,600	$1,127,970

Banks - 3.72%
Citigroup Inc.	33,700	1,534,024
Northern Trust Corporation	27,800	1,405,429
Wachovia Corporation	14,300	680,537
		3,619,990
Beverages - 1.02%
Brown-Forman Corporation, Class B	16,600	988,364

Business Equipment and Services - 1.40%
Cintas Corporation	33,200	1,363,026

Capital Equipment - 1.91%
Caterpillar Inc.	13,700	804,875
Ingersoll-Rand Company Limited, Class A	27,600	1,055,148
		1,860,023
Chemicals - Specialty - 0.84%
Air Products and Chemicals, Inc.	14,900	821,586

Communications Equipment - 1.74%
Nokia Corporation, Series A, ADR	56,200	950,342
Plantronics, Inc.	24,200	745,602
		1,695,944
Computers - Micro - 1.94%
Apple Computer, Inc.*	17,400	932,901
Dell Inc.*	27,883	953,459
		1,886,360
Computers - Peripherals - 7.15%
Check Point Software Technologies Ltd.*	36,600	888,648
EMC Corporation*	83,800	1,084,372
Electronic Arts Inc.*	12,000	682,740
Microsoft Corporation	77,158	1,984,890
Oracle Corporation*	92,000	1,140,340
Symantec Corporation*	51,900	1,175,275
		6,956,265
Defense - 1.66%
General Dynamics Corporation	13,500	1,613,925

Electrical Equipment - 0.94%
Emerson Electric Co.	12,800	919,040

Electronic Instruments - 1.74%
Lam Research Corporation*	26,600	810,369
Novellus Systems, Inc.	35,200	882,992
		1,693,361
Finance Companies - 2.15%
SLM Corporation	39,100	2,097,324

Food and Related - 2.04%
Campbell Soup Company	41,800	1,243,550
Kellogg Company	16,000	738,080
		1,981,630
Furniture and Furnishings - 1.06%
Masco Corporation	33,500	1,027,780

Health Care - Drugs - 4.27%
Allergan, Inc.	13,500	1,236,870
Amgen Inc.*	16,900	1,346,085
Gilead Sciences, Inc.*	15,500	755,005
Novartis AG, ADR	16,100	821,100
		4,159,060
Health Care - General - 3.25%
Biomet, Inc.	27,400	950,917
Boston Scientific Corporation*	23,800	556,206
Johnson & Johnson	26,200	1,657,936
		3,165,059
Hospital Supply and Management - 3.34%
Medtronic, Inc.	21,800	1,168,916
UnitedHealth Group Incorporated	24,300	1,365,660
WellPoint, Inc.*	9,400	712,708
		3,247,284
Household - General Products - 1.51%
Colgate-Palmolive Company	27,900	1,472,841

Insurance - Property and Casualty - 3.49%
Allstate Corporation (The)	21,000	1,161,090
Berkshire Hathaway Inc., Class B*	400	1,092,400
Chubb Corporation (The)	12,800	1,146,240
		3,399,730
Motion Pictures - 1.79%
News Corporation Limited, Class A	63,400	988,406
News Corporation Limited, Class B	46,000	759,000
		1,747,406
Multiple Industry - 3.91%
General Electric Company	63,680	2,144,106
Las Vegas Sands, Inc.*	22,100	727,311
NRG Energy, Inc.*	22,000	937,200
		3,808,617
Non-Residential Construction - 0.77%
Fluor Corporation	11,700	753,246

Petroleum - International - 4.32%
BP p.l.c., ADR	19,000	1,346,150
ChevronTexaco Corporation	13,500	873,855
Exxon Mobil Corporation	31,200	1,982,448
		4,202,453
Petroleum - Services - 3.07%
Nabors Industries Ltd.*	12,100	869,143
Schlumberger Limited	25,100	2,117,938
		2,987,081
Publishing - 1.03%
Meredith Corporation	20,100	1,002,789

Retail - Food Stores - 1.16%
Walgreen Co.	26,000	1,129,700

Retail - General Merchandise - 1.85%
Kohl's Corporation*	13,700	687,466
Target Corporation	21,500	1,116,495
		1,803,961
Security and Commodity Brokers - 2.00%
American Express Company	17,800	1,022,432
Franklin Resources, Inc.	11,000	923,560
		1,945,992
Timesharing and Software - 1.89%
eBay Inc.*	23,100	951,605
Paychex, Inc.	23,900	885,853
		1,837,458
Tobacco - 1.19%
Altria Group, Inc.	15,700	1,157,247

Trucking and Shipping - 1.03%
Expeditors International of Washington, Inc.	17,600	999,240

Utilities - Electric - 3.45%
Dominion Resources, Inc.	15,700	1,352,398
Exelon Corporation	26,000	1,389,440
PPL Corporation	19,000	614,270
		3,356,108
Utilities - Telephone - 1.21%
Vodafone Group Plc, ADR	45,200	1,173,844

TOTAL COMMON STOCKS - 75.00%		$73,001,704

(Cost: $63,828,054)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.29%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	279,521

Beverages - 0.35%
Diageo Capital plc,
3.5%, 11-19-07	350	342,200

Business Equipment and Services - 0.39%
PHH Corporation,
7.125%, 3-1-13	350	376,963

Chemicals - Specialty - 0.36%
Vulcan Materials Company,
6.4%, 2-1-06	350	351,689

Finance Companies - 2.56%
American International Group,
3.85%, 11-26-07 (A)	500	491,013
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	162
8.0%, 3-31-11 (A)	383	57,476
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	472	490,016
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	295,319
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	790,133
Unilever Capital Corporation,
5.9%, 11-15-32	350	369,124
		2,493,243
Food and Related - 0.85%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	828,504

Insurance - Life - 0.50%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	485,477

Multiple Industry - 1.46%
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	430,856
General Electric Capital Corporation,
2.85%, 1-30-06	1,000	995,959
		1,426,815
Real Estate Investment Trust - 0.83%
Vornado Realty L.P.,
5.625%, 6-15-07	800	806,669

TOTAL CORPORATE DEBT SECURITIES - 7.59%		$7,391,081

(Cost: $7,286,197)

OTHER GOVERNMENT SECURITY - 0.62%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$600,214
(Cost: $584,487)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 6.72%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	427	436,037
6.0%, 9-1-17	537	554,223
5.0%, 1-1-18	596	594,930
5.5%, 4-1-18	543	551,648
6.5%, 10-1-28	195	203,458
6.5%, 2-1-29	47	49,472
7.0%, 5-1-31	41	43,296
7.5%, 5-1-31	73	78,347
7.0%, 7-1-31	64	67,984
7.0%, 9-1-31	88	92,632
7.0%, 9-1-31	67	70,385
7.0%, 11-1-31	211	220,642
6.5%, 2-1-32	228	236,399
7.0%, 2-1-32	279	293,325
7.0%, 2-1-32	136	143,032
6.5%, 3-1-32	66	68,560
7.0%, 3-1-32	147	154,535
7.0%, 6-1-32	46	48,016
7.0%, 7-1-32	281	296,425
6.5%, 8-1-32	113	116,783
6.0%, 9-1-32	822	836,440
6.5%, 9-1-32	186	192,768
5.5%, 5-1-33	386	385,679
5.5%, 5-1-33	229	229,495
5.5%, 5-1-33	205	205,446
5.5%, 6-1-33	369	368,809
		6,538,766
Treasury Obligations - 5.28%
United States Treasury Bond,
7.5%, 11-15-16	500	632,851
United States Treasury Notes:
3.0%, 2-15-08	900	876,199
4.0%, 3-15-10	800	792,875
3.875%, 2-15-13	1,250	1,217,823
3.625%, 5-15-13	750	719,356
4.25%, 8-15-13	900	896,906
		5,136,010

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.00%		$11,674,776

(Cost: $11,770,457)

SHORT-TERM SECURITIES

Capital Equipment - 2.05%
Caterpillar Inc.,
3.75%, 10-7-05	$2,000	1,998,750

Publishing - 3.23%
Tribune Co.,
3.91%, 10-3-05	3,143	3,142,317

TOTAL SHORT-TERM SECURITIES - 5.28%		$5,141,067

(Cost: $5,141,067)

TOTAL INVESTMENT SECURITIES - 100.49%		$97,808,842

(Cost: $88,610,262)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.49%)		(472,085)

NET ASSETS - 100.00%		$97,336,757

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $1,769,640 or 1.82% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BALANCED FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $88,610) (Notes 1 and 3)	$97,809
Cash	174
Receivables:
Investment securities sold	738
Dividends and interest	258
Fund shares sold	39
Prepaid and other assets	19

Total assets	99,037

LIABILITIES
Payable for investment securities purchased	1,387
Payable to Fund shareholders	185
Accrued management fee (Note 2)	56
Accrued shareholder servicing (Note 2)	25
Accrued service fee (Note 2)	20
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Other	21

Total liabilities	1,700

Total net assets	$97,337

NET ASSETS
Capital paid in (shares authorized - unlimited)	$92,201
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	72
Accumulated undistributed net realized loss on investment transactions	(4,135)
Net unrealized appreciation in value of investments	9,199

Net assets applicable to outstanding units of capital	$97,337

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.45
Class B	$14.41
Class C	$14.42
Class Y	$14.45
Capital shares outstanding:
Class A	3,866
Class B	125
Class C	92
Class Y	2,655

See Notes to Financial Statements.

Statement of Operations
      IVY BALANCED FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$604
Dividends (net of foreign withholding taxes of $-*)	532

Total income	1,136

Expenses (Note 2):
Investment management fee	347
Service fee:
Class A	67
Class B	2
Class C	1
Class Y	52
Shareholder servicing:
Class A	82
Class B	5
Class C	2
Class Y	31
Accounting services fee	24
Audit fees	14
Distribution fee:
Class A	2
Class B	6
Class C	4
Custodian fees	6
Other	45

Total expenses	690

Net investment income	446

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,647
Unrealized appreciation in value of investments during the period	461

Net gain on investments	3,108

Net increase in net assets resulting from operations	$3,554

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BALANCED FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

DECREASE IN NET ASSETS
Operations:
Net investment income	$446	$1,125
Realized net gain on investments	2,647	3,533
Unrealized appreciation	461	1,228

Net increase in net assets resulting from operations	3,554	5,886

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(223)	(522)
Class B	(-)	(- )*
Class C	(-)	(1)
Class Y	(196)	(585)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(419)	(1,108)

Capital share transactions (Note 5)	(6,212)	(9,235)

Total decrease	(3,077)	(4,457)
NET ASSETS
Beginning of period	100,414	104,871

End of period	$97,337	$100,414

Undistributed net investment income	$72	$45

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 25 - 28.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended September 30,
	9-30-05	3-31-05		3-31-04		2003	2002		2001	2000

Net asset value, beginning of period	$14.00		$13.35	$12.18		$10.54		$11.45	$19.73	$17.88

Income (loss) from investment operations:
Net investment income	0.06		0.14	0.05		0.16		0.23	0.22	0.31
Net realized and unrealized gain (loss) on investments	0.45		0.65	1.16		1.64		(0.89)	(6.08)	2.55

Total from investment operations	0.51		0.79	1.21		1.80		(0.66)	(5.86)	2.86

Less distributions from:
Net investment income	(0.06)		(0.14)	(0.04)		(0.16)		(0.25)	(0.20)	(0.30)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)	(2.22)	(0.71)

Total distributions	(0.06)		(0.14)	(0.04)		(0.16)		(0.25)	(2.42)	(1.01)

Net asset value, end of period	$14.45		$14.00	$13.35		$12.18		$10.54	$11.45	$19.73

Total return (1)	3.63%		5.90%	10.06%		17.17	% (2)	-5.91%	-32.35%	16.22%
Net assets, end of period (in millions)	$56		$54	$52		$38		$37	$45	$78
Ratio of expenses to average net assets including voluntary expense waiver	1.43	% (3)	1.53%	1.52	% (3)(4)	1.29%		1.22%	1.12%	1.11%
Ratio of net investment income to average net assets including voluntary expense waiver	0.86	% (3)	1.02%	0.86	% (3)(4)	1.41%		1.84%	1.57%	1.58%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA	1.57	% (3)(4)	1.62%		1.52%	1.40%	1.20%
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		NA	0.81	% (3)(4)	1.08%		1.54%	1.29%	1.49%
Portfolio turnover rate	27%		37%	29%		110%		129%	158%	132%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$13.98		$13.33	$12.96

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	0.01
Net realized and unrealized gain on investments	0.44		0.64	0.39

Total from investment operations	0.43		0.65	0.40

Less distributions from:
Net investment income	(0.00)		(0.00)*	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.03)

Net asset value, end of period	$14.41		$13.98	$13.33

Total return	3.08%		4.90%	3.05%
Net assets, end of period (in thousands)	$1,802		$1,503	$338
Ratio of expenses to average net assets	2.43	% (2)	2.52%	2.76	% (2)
Ratio of net investment income (loss) to average net assets	-0.13	% (2)	0.06%	-0.42	% (2)
Portfolio turnover rate	27%		37%	29	% (3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$13.98		$13.34	$12.96

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.03	0.02
Net realized and unrealized gain on investments	0.44		0.63	0.39

Total from investment operations	0.44		0.66	0.41

Less distributions from:
Net investment income	(0.00)		(0.02)	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.00)		(0.02)	(0.03)

Net asset value, end of period	$14.42		$13.98	$13.34

Total return	3.15%		4.98%	3.13%
Net assets, end of period (in thousands)	$1,321		$898	$301
Ratio of expenses to average net assets	2.34	% (2)	2.38%	2.43	% (2)
Ratio of net investment income (loss) to average net assets	-0.04	% (2)	0.19%	-0.12	% (2)
Portfolio turnover rate	27%		37%	29	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$14.00		$13.35	$12.96

Income from investment operations:
Net investment income	0.07		0.17	0.04
Net realized and unrealized gain on investments	0.45		0.65	0.40

Total from investment operations	0.52		0.82	0.44

Less distributions from:
Net investment income	(0.07)		(0.17)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.07)		(0.17)	(0.05)

Net asset value, end of period	$14.45		$14.00	$13.35

Total return	3.72%		6.16%	3.43%
Net assets, end of period (in millions)	$38		$44	$53
Ratio of expenses to average net assets	1.27	% (2)	1.30%	1.36	% (2)
Ratio of net investment income to average net assets	1.03	% (2)	1.25%	0.97	% (2)
Portfolio turnover rate	27%		37%	29	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY BOND FUND

Portfolio Highlights

On September 30, 2005, Ivy Bond Fund had net assets totaling $56,352,477 invested in a diversified portfolio of:

97.52%	Bonds
1.56%	Cash and Cash Equivalents
0.92%	Preferred Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

United States Government Agency Obligations	$32.26
Other Corporate Bonds	$27.97
Corporate Collateralized Mortgage Obligations	$16.81
United States Government Treasury Obligations	$14.27
Corporate Asset-Backed Bonds	$5.98
Cash and Cash Equivalents and Taxable Municipal Bond	$1.79
Preferred Stocks	$0.92

On September 30, 2005, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	50.87%
AA	6.17%
A	8.95%
BBB	18.37%
BB	4.07%
Non-rated	9.09%
Cash and Cash Equivalents and Equities	2.48%

The Investments of Ivy Bond Fund
September 30, 2005
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$260,925
Public Storage, Inc., 6.25% Cumulative	10,500	256,200

TOTAL PREFERRED STOCKS - 0.92%		$517,125

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.18%
Wachovia Bank, N.A.,
4.8%, 11-1-14	$100	98,188

Broadcasting - 0.59%
Cox Communications, Inc.,
7.75%, 11-1-10	300	331,970

Business Equipment and Services - 2.65%
HSBC Finance Corporation,
4.625%, 9-15-10	225	222,116
International Lease Finance Corporation:
4.875%, 9-1-10	500	497,553
5.875%, 5-1-13	250	260,519
R.R. Donnelley & Sons Company,
4.95%, 5-15-10 (A)	375	373,152
Willis North America Inc.,
5.125%, 7-15-10	140	139,897
		1,493,237
Chemicals - Specialty - 0.46%
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	267	261,180

Computers - Peripherals - 0.49%
Computer Associates International, Inc.,
5.625%, 12-1-14 (A)	275	272,942

Finance Companies - Asset Backed - 5.98%
ABFS Mortgage Loan Trust 2002- 4,
7.423%, 12-15-33	120	121,584
Associates Manufactured Housing Contract Pass-Through Certificates:
6.9%, 6-15-27	95	95,903
7.725%, 6-15-28	200	207,849
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11- 43 (A)	275	279,954
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	121	121,097
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	168	170,864
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Commercial Mortgage Pass-through Certificates,
7.062%, 6-15-31	169	179,940
Fund American Companies, Inc.,
5.875%, 5-15-13	275	275,048
GS Mortgage Securities Corporation II,
7.08314%, 7-13-30	500	518,449
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (A)	225	238,732
Green Tree Financial Corporation:
6.4%, 10-15-18	110	111,022
7.35%, 5-15-27	58	60,716
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	235	234,035
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	100,941
Origen Manufactured Housing Contract Trust 2004-B,
5.73%, 11-15-35	50	49,682
Origen Manufactured Housing Contract Trust 2005-A,
5.86%, 6-15-36	120	118,624
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	258,603
St. George Funding Company LLC,
8.485%, 12-29- 49 (A)	200	219,129
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	8	8,452
		3,370,624

Finance Companies - Collateralized Mortgage Obligations - 16.81%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	171	176,684
Asset Securitization Corporation:
1.6584%, 10-13-26 (Interest Only) (A)	2,150	76,167
7.35707%, 11-13-29	200	207,745
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	184
Bear Stearns Commercial Mortgage Securities Inc.:
5.426%, 5-14-16 (A)	200	202,695
6.0%, 7-15-31 (A)	100	102,881
5.468%, 6-11- 41	1,500	1,545,771
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	239	232,448
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	144	142,262
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	203,517
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	79	79,896
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	215	208,803
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	334	327,228
5.25%, 11-25-32 (A)	287	281,721
Hilton Hotel Pool Trust:
4.21625%, 10-3-15 (A)	790	794,535
7.653%, 10-3-15 (A)	295	316,029
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	198,144
J.P. Morgan Mortgage Trust 2005-S2,
5.66485%, 9-25-35	529	528,408
LB-UBS Commercial Mortgage Trust 2005-C1,
4.742%, 2-15-30	250	245,249
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	214	212,521
MMCA Auto Owner Trust 2002-3,
4.6%, 8-17-09	500	502,032
MMCA Auto Owner Trust 2002- 4, Class C Asset Backed Notes,
4.56%, 11-16-09	120	119,214
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	268	268,256
Mellon Residential Funding,
6.75%, 6-26-28	101	100,312
Meristar Commerical Mortgage Trust 1999-C1,
8.29%, 3-3-16 (A)	200	226,443
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates:
Series 2005-RR4:
1.0668%, 11-28-35 (Interest Only) (A)	6,523	230,163
5.88%, 11-28-35 (A)	155	149,142
5.88%, 11-28-35 (A)	105	103,689
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	300	312,656
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	250	251,307
RAMP Series 2003-RS7 Trust,
5.92%, 8-25-33	200	202,011
RAMP Series 2003-RS8 Trust,
5.683%, 9-25-33	200	201,963
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	249,183
Vanderbilt Mortgage and Finance, Inc.:
8.75%, 1-7-16	317	324,711
4.73938%, 3-7-28	147	146,408
		9,470,378
Finance Companies - Miscellaneous - 7.82%
Block Financial Corporation,
5.125%, 10-30-14	80	77,628
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (A)	265	265,133
Capital One Financial Corporation,
5.5%, 6-1-15	450	452,639
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	370	363,636
Colonial Realty Limited Partnership,
5.5%, 10-1-15	370	363,591
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)	300	291,565
ERAC USA Finance Company,
5.6%, 5-1-15 (A)	510	515,279
FBG Finance Limited,
5.875%, 6-15-35 (A)	240	235,220
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	137	138,322
Ford Motor Credit Company,
4.74%, 11-16-06	350	348,761
General Motors Acceptance Corporation,
4.50875%, 1-16-07	550	540,542
JPMorgan Chase Capital XV,
5.875%, 3-15-35	340	332,811
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	251	252,523
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	221	229,682
		4,407,332
Health Care - Drugs - 0.48%
AmerisourceBergen Corporation:
5.625%, 9-15-12 (A)	150	147,750
5.875%, 9-15-15 (A)	125	123,438
		271,188
Hospital Supply and Management - 0.37%
WellPoint, Inc.,
5.95%, 12-15-34	200	208,512

Insurance - Life - 0.86%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	485,477

Insurance - Property and Casualty - 3.08%
Allstate Life Global Funding,
3.5%, 7-30-07	175	171,331
American General Finance Corporation,
4.875%, 5-15-10	520	518,897
Assurant, Inc.,
6.75%, 2-15-34	200	215,143
Berkshire Hathaway Finance Corporation,
4.75%, 5-15-12 (A)	315	311,449
Principal Life Global:
6.25%, 2-15-12 (A)	150	160,984
5.25%, 1-15-13 (A)	350	356,866
		1,734,670
Multiple Industry - 0.87%
Household Finance Corporation,
4.125%, 11-16-09	250	243,464
Pennsylvania Electric Company,
5.125%, 4-1-14	250	248,251
		491,715
Petroleum - Canada - 0.44%
Canadian Natural Resources Limited,
5.85%, 2-1-35	250	248,277

Petroleum - Domestic - 0.78%
Valero Logistics Operations, L.P.,
6.05%, 3-15-13	425	441,661

Petroleum - International - 0.28%
Husky Energy, Inc.,
6.25%, 6-15-12	150	159,160

Petroleum - Services - 0.71%
Energy Transfer Partners, L.P.,
5.95%, 2-1-15	400	397,984

Railroad - 0.89%
Norfolk Southern Corporation,
5.59%, 5-17-25	200	199,925
Union Pacific Corporation,
5.214%, 9-30-14 (A)	300	302,223
		502,148
Real Estate Investment Trust - 3.09%
Arden Realty Limited Partnership,
5.25%, 3-1-15	300	294,158
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	325	312,874
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	265	265,239
Simon Property Group, L.P.,
5.1%, 6-15-15	475	465,590
Vornado Realty L.P.,
5.625%, 6-15-07	400	403,334
		1,741,195
Security and Commodity Brokers - 2.67%
Credit Suisse First Boston (USA), Inc.,
5.125%, 8-15-15	200	199,283
Goldman Sachs Group, Inc. (The),
4.5%, 6-15-10	525	516,642
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	500	543,920
Nuveen Investments, Inc.,
5.5%, 9-15-15	250	246,978
		1,506,823
Textile - 0.36%
Mohawk Industries, Inc.,
6.5%, 4-15-07	200	204,977

Utilities - Electric - 0.90%
Oncor Electric Delivery Company,
7.0%, 9-1-22	450	504,069

TOTAL CORPORATE DEBT SECURITIES - 50.76%		$28,603,707

(Cost: $28,864,000)

MUNICIPAL OBLIGATION - TAXABLE - 0.23%

Minnesota
City of Eden Prairie, Minnesota, Taxable Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project), Series 2000B,
7.35%, 2-20-09	125	$129,165
(Cost: $125,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 4.07%
Federal Home Loan Bank,
3.25%, 8-11-06	1,225	1,213,890
Federal National Mortgage Association:
4.25%, 5-15-09	500	495,974
5.125%, 1-2-14	575	583,836
		2,293,700
Mortgage-Backed Obligations - 28.19%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	118,299
6.5%, 9-1-32	283	293,778
5.5%, 5-1-34	180	181,012
5.5%, 5-1-34	241	241,578
5.5%, 6-1-34	1,922	1,923,177
5.0%, 9-1-34	46	44,820
5.5%, 9-1-34	196	196,170
5.5%, 10-1-34	458	459,051
5.5%, 7-1-35	294	294,630
5.5%, 10-1-35	380	380,000
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	142	145,346
6.0%, 9-1-17	140	144,098
5.5%, 3-1-18	151	153,288
5.0%, 6-1-18	553	551,632
5.0%, 7-1-18	191	191,284
4.5%, 9-1-20	1,560	1,528,144
7.5%, 5-1-31	169	180,736
7.0%, 9-1-31	62	64,754
7.0%, 11-1-31	117	122,579
6.5%, 12-1-31	71	73,661
7.0%, 2-1-32	127	133,330
7.0%, 3-1-32	125	131,272
6.5%, 4-1-32	33	33,912
6.5%, 5-1-32	34	35,537
6.5%, 7-1-32	94	98,071
6.5%, 8-1-32	82	85,113
6.5%, 8-1-32	71	73,821
6.5%, 9-1-32	117	121,292
6.5%, 9-1-32	51	53,154
6.0%, 10-1-32	165	168,534
6.5%, 10-1-32	165	171,045
6%, 11-1-32	174	178,289
6.0%, 3-1-33	128	130,599
5.5%, 4-1-33	203	203,630
6.0%, 4-1-33	295	300,004
5.5%, 5-1-33	154	153,966
5.5%, 3-1-34	217	217,755
5.5%, 3-1-34	83	83,234
5.5%, 4-1-34	213	214,013
5.5%, 4-1-34	69	69,096
5.0%, 5-1-34	83	81,185
5.5%, 5-1-34	192	192,336
5.5%, 10-1-34	330	329,794
5.5%, 11-1-34	1,630	1,629,800
6.0%, 11-1-34	1,462	1,487,284
5.5%, 2-1-35	239	239,271
5.0%, 5-1-35	59	57,407
5.0%, 7-1-35	229	224,671
5.0%, 7-1-35	110	107,430
5.0%, 7-1-35	99	96,608
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.979%, 6-17- 45	5,233	318,744
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-15-33	1,187	1,176,049
		15,884,283
Treasury Inflation Protected Obligation - 2.10%
United States Treasury Notes,
1.875%, 7-15-13 (B)	1,100	1,186,016

Treasury Obligations - 12.17%
United States Treasury Bond,
5.375%, 2-15-31	570	638,578
United States Treasury Notes:
1.875%, 1-31-06	575	571,451
2.5%, 10-31-06	550	540,611
2.25%, 2-15-07	100	97,465
3.625%, 6-30-07	500	495,234
3.375%, 10-15-09	4,390	4,254,358
4.25%, 11-15-14	260	258,142
		6,855,839

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS- 46.53%		$26,219,838

(Cost: $26,387,074)

SHORT-TERM SECURITIY - 2.29%

United States Government Agency Obligation
Federal Home Loan Mortgage Corporation,
3.18%, 10-3-05	1,293	$1,292,772
(Cost: $1,292,772)

TOTAL INVESTMENT SECURITIES - 100.73%		$56,762,607

(Cost: $57,188,896)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.73%)		(410,130)

NET ASSETS - 100.00%		$56,352,477

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $8,204,309 or 14.56% of net assets.
(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY BOND FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $57,189) (Notes 1 and 3)	$56,763
Receivables:
Dividends and interest	472
Investment securities sold	172
Fund shares sold	114
Prepaid and other assets	19

Total assets	57,540

LIABILITIES
Payable for investment securities purchased	911
Payable to Fund shareholders	135
Due to custodian	56
Accrued management fee (Note 2)	24
Dividends payable	17
Accrued service fee (Note 2)	12
Accrued shareholder servicing (Note 2)	12
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	1
Other	16

Total liabilities	1,188

Total net assets	$56,352

NET ASSETS
Capital paid in (shares authorized - unlimited)	$56,796
Accumulated undistributed loss:
Accumulated undistributed net realized loss on investment transactions	(18)
Net unrealized depreciation in value of investments	(426)

Net assets applicable to outstanding units of capital	$56,352

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.52
Class B	$10.52
Class C	$10.52
Class Y	$10.52
Capital shares outstanding:
Class A	5,143
Class B	105
Class C	105
Class Y	3

See Notes to Financial Statements.

Statement of Operations
      IVY BOND FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,372
Dividends	17

Total income	1,389

Expenses (Note 2):
Investment management fee	142
Service fee:
Class A	64
Class B	1
Class C	1
Class Y	-	*
Shareholder servicing:
Class A	46
Class B	3
Class C	2
Class Y	-	*
Registration fees	25
Accounting services fee	22
Audit fees	12
Custodian fees	7
Distribution fee:
Class A	1
Class B	4
Class C	3
Legal fees	-	*
Other	14

Total expenses	347

Net investment income	1,042

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	153
Unrealized depreciation in value of investments during the period	(183)

Net loss on investments	(30)

Net increase in net assets resulting from operations	$1,012

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BOND FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,042	$1,376
Realized net gain on investments	153	89
Unrealized depreciation	(183)	(998)

Net increase in net assets resulting from operations	1,012	467

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(1,017)	(1,367)
Class B	(13)	(12)
Class C	(12)	(7)
Class Y	(1)	(1)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(1,043)	(1,387)

Capital share transactions (Note 5)	5,660	28,126

Total increase	5,629	27,206
NET ASSETS
Beginning of period	50,723	23,517

End of period	$56,352	$50,723

Undistributed net investment income	$-	$1

(1)See "Financial Highlights" on pages 43 - 46.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended September 30,
	9-30-05	3-31-05		3-31-04	2003		2002	2001	2000

Net asset value, beginning of period	$10.52		$10.83	$10.73		$10.57	$10.30	$9.60	$9.71

Income (loss) from investment operations:
Net investment income	0.20		0.41	0.23		0.45	0.52	0.58	0.58
Net realized and unrealized gain (loss) on investments	0.00		(0.30)	0.09		0.15	0.27	0.70	(0.11)

Total from investment operations	0.20		0.11	0.32		0.60	0.79	1.28	0.47

Less distributions from:
Net investment income	(0.20)		(0.42)	(0.22)		(0.44)	(0.52)	(0.58)	(0.58)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.20)		(0.42)	(0.22)		(0.44)	(0.52)	(0.58)	(0.58)

Net asset value, end of period	$10.52		$10.52	$10.83		$10.73	$10.57	$10.30	$9.60

Total return (1)	1.99%		1.04%	3.03%		5.84%	7.90%	13.68%	5.04%
Net assets, end of period (in millions)	$54		$49	$23		$18	$17	$16	$15
Ratio of expenses to average net assets including reimbursement	1.25	% (2)	1.17%	1.46	%(2)(3)	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets including reimbursement	3.89	% (2)	3.84%	4.53	%(2)(3)	4.25%	5.07%	5.77%	6.08%
Ratio of expenses to average net assets excluding reimbursement	-		1.43%	2.36	%(2)(3)	2.01%	1.92%	1.99%	1.84%
Ratio of net investment income to average net assets excluding reimbursement	-		3.58%	3.64	%(2)(3)	3.39%	4.30%	4.93%	5.39%
Portfolio turnover rate	73%		200%	78%		119%	148%	252%	191%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$10.52		$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.14		0.28	0.11
Net realized and unrealized gain (loss) on investments	0.00		(0.31)	0.19

Total from investment operations	0.14		(0.03)	0.30

Less distributions from:
Net investment income	(0.14)		(0.28)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.14)		(0.28)	(0.11)

Net asset value, end of period	$10.52		$10.52	$10.83

Total return	1.40%		-0.23%	2.77%
Net assets, end of period (in thousands)	$1,106		$744	$287
Ratio of expenses to average net assets	2.41	% (2)	2.45%	2.76	% (2)
Ratio of net investment income to average net assets	2.73	% (2)	2.63%	3.04	% (2)
Portfolio turnover rate	73%		200%	78	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$10.52		$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.15		0.27	0.11
Net realized and unrealized gain (loss) on investments	0.00		(0.31)	0.19

Total from investment operations	0.15		(0.04)	0.30

Less distributions from:
Net investment income	(0.15)		(0.27)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.15)		(0.27)	(0.11)

Net asset value, end of period	$10.52		$10.52	$10.83

Total return	1.43%		-0.40%	2.77%
Net assets, end of period (in thousands)	$1,106		$547	$115
Ratio of expenses to average net assets	2.33	% (2)	2.59%	2.61	% (2)
Ratio of net investment income to average net assets	2.80	% (2)	2.47%	3.09	% (2)
Portfolio turnover rate	73%		200%	78	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$10.52		$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.20		0.39	0.13
Net realized and unrealized gain (loss) on investments	0.00		(0.31)	0.19

Total from investment operations	0.20		0.08	0.32

Less distributions from:
Net investment income	(0.20)		(0.39)	(0.13)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.20)		(0.39)	(0.13)

Net asset value, end of period	$10.52		$10.52	$10.83

Total return	1.93%		0.75%	3.03%
Net assets, end of period (in thousands)	$26		$34	$25
Ratio of expenses to average net assets	1.37	% (2)	1.46%	1.54	% (2)
Ratio of net investment income to average net assets	3.79	% (2)	3.65%	3.99	% (2)
Portfolio turnover rate	73%		200%	78	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CASH RESERVES FUND

Portfolio Highlights

On September 30, 2005, Ivy Cash Reserves Fund had net assets totaling $5,120,204.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Corporate Obligations - Notes	$34.99
Municipal Obligations - Taxable	$28.41
Corporate Obligations - Commercial Paper	$18.62
United States Government Agency Obligations and Cash and Cash Equivalents	$15.54
Corporate Obligations - Certificates of Deposit	$2.44

The Investments of Ivy Cash Reserves Fund
September 30, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 2.44%
Banks
Citibank, N.A.,
3.77%, 11-22-05	$125	$125,000

Commercial Paper
Finance Companies - 11.80%
Ciesco, LLC,
3.6%, 10-7-05	250	249,850
PACCAR Financial Corp.,
3.49%, 1-19-06	257	254,259
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.72%, 10-13-05	100	99,876
		603,985
Multiple Industry - 4.38%
General Electric Capital Corporation,
3.64%, 10-26-05	225	224,431

Security and Commodity Brokers - 2.44%
UBS Finance Delaware LLC (UBS AG),
3.3%, 10-3-05	125	124,977

Total Commercial Paper - 18.62%		953,393

Notes
Banks - 5.05%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	160	158,542
Wells Fargo & Company,
3.75813%, 10-17-05	100	100,000
		258,542
Business Equipment and Services - 3.13%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
3.91%, 10-6-05	160	160,000

Computers - Main and Mini - 1.95%
International Business Machines Corporation,
3.6725%, 10-11-05	100	100,000

Finance Companies - 7.32%
Caterpillar Financial Services Corp.,
2.65%, 1-30-06	150	149,522
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
3.79%, 10-6-05	125	125,000
Unilever Capital Corporation,
6.875%, 11-1-05	100	100,323
		374,845
Health Care - Drugs - 4.88%
Lilly (Eli) and Company,
3.66%, 10-3-05	250	250,000

Multiple Industry - 4.88%
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
3.82%, 10-6-05	250	250,000

Retail - General Merchandise - 4.94%
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	250	252,957

Retail - Specialty Stores - 2.84%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
3.91%, 10-6-05	145	145,000

Total Notes - 34.99%		1,791,344

TOTAL CORPORATE OBLIGATIONS - 56.05%		$2,869,737

(Cost: $2,869,737)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 10.74%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.71%, 11-2-05	250	250,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.85%, 10-5-05	300	300,000
		550,000
Florida - 2.64%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
3.8%, 10-5-05	135	135,000

Maryland - 5.66%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated
      Public Improvement Refunding Bonds, Series 2003C
      (Variable Rate Demand/Taxable), (Financial Security
      Assurance Inc.),

3.84%, 10-6-05	290	290,000

New York - 3.51%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
3.71%, 11-7-05	100	100,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
3.84%, 10-6-05	80	80,000
		180,000
Texas - 3.91%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.66%, 10-6-05	200	200,000

Washington - 1.95%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
3.87%, 10- 3-05	100	100,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 28.41%		$1,455,000

(Cost: $1,455,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank,
3.6809%, 10-13-05	100	100,000
Federal National Mortgage Association,
4.05%, 8-14-06	170	170,000
Overseas Private Investment Corporation:
3.8%, 10-5-05	210	210,000
3.84%, 10-5-05	384	383,721

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 16.87%		$863,721

(Cost: $863,721)

TOTAL INVESTMENT SECURITIES - 101.33%		$5,188,458

(Cost: $5,188,458)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.33%)		(68,254)

NET ASSETS - 100.00%		$5,120,204

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      IVY CASH RESERVES FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $5,188) (Note 1)	$5,188
Cash	40
Receivables:
Interest	23
Fund shares sold	2
Prepaid and other assets	23

Total assets	5,276

LIABILITIES
Payable to Fund shareholders	149
Accrued shareholder servicing (Note 2)	4
Accrued management fee (Note 2)	2
Dividends payable	1

Total liabilities	156

Total net assets	$5,120

NET ASSETS
Capital paid in (shares authorized - unlimited)	$5,120

Net assets applicable to outstanding units of capital	$5,120

Net asset value per share (net assets divided by shares outstanding):
Class A	$1.00
Class B	$1.00
Class C	$1.00
Capital shares outstanding:
Class A	3,809
Class B	1,238
Class C	73

See Notes to Financial Statements.

Statement of Operations
      IVY CASH RESERVES FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$91

Expenses (Note 2):
Registration fees	19
Shareholder servicing:
Class A	13
Class B	3
Class C	-	*
Investment management fee	11
Audit fees	9
Prospectus printing	9
Custodian fees	2
Other	2

Total	68
Less expenses in excess of contractual limit (Note 2)	(33)

Total expenses	35

Net investment income	56

Net increase in net assets resulting from operations	$56

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY CASH RESERVES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

DECREASE IN NET ASSETS
Operations:
Net investment income	$56	$53

Net increase in net assets resulting from operations	56	53

Distributions to shareholders from net investment income (Note 1F): (1)
Class A	(42)	(39)
Class B	(13)	(13)
Class C	(1)	(1)

	(56)	(53)

Capital share transactions (Note 5)	(715)	(3,087)

Total decrease	(715)	(3,087)
NET ASSETS
Beginning of period	5,835	8,922

End of period	$5,120	$5,835

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 55 - 57.

See Notes to Financial Statements.

Financial Highlights
      IVY CASH RESERVES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.01		0.01	0.00	*	0.00 *	0.01 (1)	0.03	0.05
Less dividends declared	(0.01)		(0.01)	(0.00	)*	(0.00)*	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	1.01%		0.78%	0.07%		0.33%	0.78%	3.12%	5.37%
Net assets, end of period (in millions)	$4		$4	$6		$6	$15	$13	$20
Ratio of expenses to average net assets including reimbursement	1.25	%(2)	0.94%	0.85	%(2)	0.85%	0.88%	0.87%	0.85%
Ratio of net investment income to average net assets including reimbursement	2.00	%(2)	0.77%	0.29	%(2)	0.35%	0.78%	3.12%	5.38%
Ratio of expenses to average net assets excluding reimbursement	2.47	%(2)	2.09%	2.36	%(2)	1.80%	1.73%	1.59%	1.52%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.78	%(2)	-0.38%	-1.22	%(2)	-0.60%	-0.07%	2.40%	4.71%

*Not shown due to rounding.
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CASH RESERVES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.01		0.01	0.00	*	0.00 *	0.01 (1)	0.03	0.05
Less dividends declared	(0.01)		(0.01)	(0.00	)*	(0.00)*	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	1.01%		0.78%	0.07%		0.36%	0.85%	3.19%	5.35%
Net assets, end of period (in millions)	$1		$1	$3		$3	$6	$7	$6
Ratio of expenses to average net assets including reimbursement	1.25	%(2)	0.92%	0.85	%(2)	0.83%	0.80%	0.80%	0.87%
Ratio of net investment income to average net assets including reimbursement	2.00	%(2)	0.72%	0.29	%(2)	0.38%	0.85%	3.19%	5.36%
Ratio of expenses to average net assets excluding reimbursement	2.25	%(2)	1.84%	2.32	%(2)	1.77%	1.65%	1.52%	1.54%
Ratio of net investment income (loss) to average net assets excluding reimbursement	1.01	%(2)	-0.20%	-1.18	%(2)	-0.56%	0.00%	2.47%	4.69%

*Not shown due to rounding.
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CASH RESERVES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.01		0.01	0.00	*	0.00 *	0.01	(1) 0.03	0.05
Less dividends declared	(0.01)		(0.01)	(0.00	)*	(0.00)*	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	1.01%		0.78%	0.07%		0.40%	0.74%	3.10%	5.65%
Net assets, end of period (in thousands)	$73		$90	$167		$184	$813	$519	$1,975
Ratio of expenses to average net assets including reimbursement	1.25	% (2)	0.94%	0.85	%(2)	0.72%	0.84%	0.88%	0.72%
Ratio of net investment income to average net assets including reimbursement	1.98	% (2)	0.77%	0.29	%(2)	0.52%	0.82%	3.10%	5.51%
Ratio of expenses to average net assets excluding reimbursement	2.85	%(2)	2.60%	3.91	%(2)	1.66%	1.69%	1.60%	1.39%
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.38	%(2)	-0.89%	-2.77	%(2)	-0.42%	-0.03%	2.38%	4.84%

*Not shown due to rounding.
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CUNDILL GLOBAL VALUE FUND

Portfolio Highlights

On September 30, 2005, Ivy Cundill Global Value Fund had net assets totaling $681,753,795 invested in a diversified portfolio of:

80.19%	Common Stocks
19.81%	Cash and Cash Equivalents and Unrealized Gain (Loss) on Open Forward Currency Contracts

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Pacific Basin	$55.14
Cash and Cash Equivalents and Unrealized Gain (Loss) on Open Forward Currency Contracts	$19.81
United States	$11.24
Canada	$6.63
Europe	$5.99
Other	$1.19

Financial Services Stocks	$21.51
Cash and Cash Equivalents and Unrealized Gain (Loss) on Open Forward Currency Contracts	$19.81
Consumer Services Stocks	$15.50
Consumer Nondurables Stocks	$14.82
Multi-Industry Stocks	$5.69
Capital Goods Stocks	$5.58
Utilities Stocks	$4.35
Business Equipment and Services Stocks	$3.55
Technology Stocks	$3.49
Miscellaneous Stocks	$2.96
Consumer Durables Stocks	$2.74

The Investments of Ivy Cundill Global Value Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Bermuda - 1.19%
Guoco Group Limited (A)	800,000	$8,116,121

Canada - 6.63%
Fairfax Financial Holdings Limited (A)	187,000	32,391,674
Legacy Hotels Real Estate Investment Trust (A)	1,371,200	8,255,268
Legacy Hotels Real Estate Investment Trust (A)(B)	753,900	4,538,832
		45,185,774
Germany - 2.34%
Henkel Kommanditgesellschaft auf Aktien (A)	86,525	7,344,695
Munchener Ruckversicherungs-Gesellschaft (A)	75,184	8,585,261
		15,929,956
Hong Kong - 3.41%
CITIC Pacific Limited (A)	2,000,000	5,594,658
First Pacific Company Limited (A)*	51,290,000	17,686,435
		23,281,093
Italy - 3.65%
Italmobiliare S.p.A., Non-Convertible Savings Shar (A)	472,111	24,883,885

Japan - 39.84%
AIFUL Corporation (A)	47,550	3,983,619
Asatsu-DK Inc. (A)	776,800	24,224,746
Coca-Cola West Japan Company Limited (A)	1,132,500	25,340,704
Kirin Brewery Company, Limited (A)	3,000,000	33,035,282
Lion Corporation (A)	2,500,000	15,328,371
Mabuchi Motor Co., Ltd. (A)	483,000	23,827,688
Nikko Cordial Corporation (A)	3,050,000	35,278,597
Nintendo Co., Ltd. (A)	160,300	18,696,842
Nippon Television Network Corporation (A)	180,000	27,702,066
NIPPONKOA Insurance Company, Limited (A)	1,900,000	14,645,642
TV Asahi Corporation (A)	6,612	16,833,617
Takefuji Corporation (A)	420,180	32,758,605
		271,655,779
Malaysia - 1.93%
Arab-Malaysian Corporation Berhad (A)*	45,057,700	13,150,297

Singapore - 3.36%
Singapore Press Holdings Limited (A)	8,382,000	22,885,668

South Korea - 6.60%
Dongwon Financial Holding Co., Ltd. (A)	371,000	10,855,238
Korea Electric Power Corporation (A)	200,000	6,830,391
Korea Tobacco & Ginseng Corporation (A)	630,000	27,317,728
		45,003,357
United States - 11.24%
DIRECTV Group, Inc. (The)*	1,700,000	25,466,000
Liberty Global, Inc., Series A*	293,751	7,956,246
Liberty Global, Inc., Series C*	293,751	7,565,557
Liberty Media Corporation, Class A*	1,587,000	12,775,350
MCI, Inc.	900,000	22,846,500
		76,609,653

TOTAL COMMON STOCKS - 80.19%		$546,701,583

(Cost: $468,093,914)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 1.69%	Face Amount in Thousands

Euro, 10-7-05 (C)	EUR11,212	672,232
Euro, 1-27-06 (C)	16,737	(68,988)
Japanese Yen, 10-7-05 (C)	JPY11,672,831	8,954,835
Japanese Yen, 1-27-06 (C)	11,657,210	1,317,755
Singapore Dollar, 10-7-05 (C)	SGD13,960	207,698
Singapore Dollar, 1-27-06 (C)	19,942	36,996
South Korean Won, 10-7-05 (C)	KRW11,381,698	377,257
South Korean Won, 1-27-06 (C)	25,522,840	42,136
		$11,539,921

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreement - 4.19%
J.P. Morgan Securities Inc., 2.75% Repurchase Agreement dated 9-30-05 to be repurchased at $28,557,543 on 10-3-05 (D)	$28,551	28,551,000

United States Government Securities
Treasury Obligations - 16.81%
United States Treasury Bills:
3.13%, 10-6-05	25,000	24,989,132
3.025%, 10-20-05	10,000	9,984,035
3.08%, 10-20-05	10,000	9,983,745
3.375%, 11-3-05	10,000	9,969,062
3.265%, 11-17-05	15,000	14,936,061
3.32%, 11-17-05	20,000	19,913,311
3.31%, 11-25-05	15,000	14,924,146
3.37%, 12-29-05	10,000	9,916,686
		114,616,178

TOTAL SHORT-TERM SECURITIES - 21.00%		$143,167,178

(Cost: $143,167,178)

TOTAL INVESTMENT SECURITIES - 102.88%		$701,408,682

(Cost: $611,261,092)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.88%)		(19,654,887)

NET ASSETS - 100.00%		$681,753,795

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of this security amounted to 0.67% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - Korean Won, SGD - Singapore Dollar).
(D)Collateralized by $28,255,283 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $29,107,557.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CUNDILL GLOBAL VALUE FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $582,710)	$672,858
Repurchase agreement (cost - $28,551)	28,551

701,409
Receivables:
Fund shares sold	7,210
Dividends and interest	1,313
Prepaid and other assets	56

Total assets	709,988

LIABILITIES
Payable for investment securities purchased	26,447
Payable to Fund shareholders	710
Accrued management fee (Note 2)	515
Accrued shareholder servicing (Note 2)	188
Accrued service fee (Note 2)	133
Accrued distribution fee (Note 2)	116
Due to custodian	42
Accrued accounting services fee (Note 2)	9
Accrued administrative fee (Note 2)	6
Other	68

Total liabilities	28,234

Total net assets	$681,754

NET ASSETS
Capital paid in (shares authorized - unlimited)	$586,239
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,268)
Accumulated undistributed net realized gain on investment transactions	6,638
Net unrealized appreciation in value of investments	90,145

Net assets applicable to outstanding units of capital	$681,754

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.99
Class B	$14.65
Class C	$14.61
Class Y	$15.06
Advisor Class	$15.01
Class I	$14.91
Capital shares outstanding:
Class A	31,200
Class B	3,309
Class C	10,198
Class Y	894
Advisor Class	207
Class I	2

See Notes to Financial Statements.

Statement of Operations
      IVY CUNDILL GLOBAL VALUE FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $349)	$3,653
Interest and amortization	2,006

Total income	5,659

Expenses (Note 2):
Investment management fee	2,741
Shareholder servicing:
Class A	618
Class B	93
Class C	136
Class Y	9
Advisor Class	1
Class I	-	*
Service fee:
Class A	420
Class B	52
Class C	148
Class Y	14
Distribution fee:
Class A	58
Class B	157
Class C	445
Custodian fees	74
Accounting services fee	50
Administrative fee	28
Audit fees	11
Legal fees	10
Other	173

Total	5,238
Less expenses in excess of voluntary limit (Note 2)	(18)

Total expenses	5,220

Net investment income	439

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	10,168
Realized net gain on foreign currency transactions	163

Realized net gain on investments	10,331

Unrealized appreciation in value of securities during the period	33,615
Unrealized appreciation in value of forward currency contracts during the period	7,348

Unrealized appreciation in value of investments during the period	40,963

Net gain on investments	51,294

Net increase in net assets resulting from operations	$51,733

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY CUNDILL GLOBAL VALUE FUND
      (In Thousands)

	For the six months ended September 30, 2005	For the fiscal year ended March 31, 2005

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$439	$(356)
Realized net gain (loss) on investments	10,331	(3,283)
Unrealized appreciation	40,963	36,619

Net increase in net assets resulting from operations	51,733	32,980

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(1,187)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(76)
Advisor Class	(-)	(27)
Class I	(-)	(1)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)
Class I	(-)	(-)

	(-)	(1,291)

Capital share transactions (Note 5)	162,533	336,235

Total increase	214,266	367,924
NET ASSETS
Beginning of period	467,488	99,564

End of period	$681,754	$467,488

Undistributed net investment loss	$(1,268)	$(1,870)

(1)See "Financial Highlights" on pages 65 - 70.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended December 31,		For the period from 9- 4-01 (1) to
	9-30-05	3-31-05		3-31-04		2003	2002	12-31-01

Net asset value, beginning of period	$13.79		$12.57	$11.41		$8.39	$9.64		$10.15

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.04	0.01		0.01	(0.00	) (2)	0.01
Net realized and unrealized gain (loss) on investments	1.17		1.25	1.15		3.05	(1.17)		(0.23)

Total from investment operations	1.20		1.29	1.16		3.06	(1.17)		(0.22)

Less distributions from:
Net investment income	(0.00)		(0.07)	(0.00)		(0.04)	(0.00)		(0.02)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.08)		(0.27)

Total distributions	(0.00)		(0.07)	(0.00)		(0.04)	(0.08)		(0.29)

Net asset value, end of period	$14.99		$13.79	$12.57		$11.41	$8.39		$9.64

Total return (3)	8.70%		10.29%	10.17%		36.43%	-12.17%	-2.07%
Net assets, end of period (in thousands)	$467,657	$320,750	$58,678	$29,530		$1,403			$213
Ratio of expenses to average net assets including reimbursement	1.68	% (4)	1.74%	1.70	% (4)	2.05%	2.28%		4.47	% (4)
Ratio of net investment income (loss) to average net assets including reimbursement	0.35	% (4)	0.08%	-0.09	% (4)	0.18%	0.02%		0.94	% (4)
Ratio of expenses to average net assets excluding reimbursement	-		-	1.84	% (4)	2.21%	4.97%		31.77	% (4)
Ratio of net investment income (loss) to average net assets excluding reimbursement	-		-	-0.23	% (4)	0.02%	-2.67%	-26.36		% (4)
Portfolio turnover rate	5%		5%	1%		24%	122%		57	% (5)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended December 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,	For the period from 9-26-01 (1) to
9-30-05	3-31-05	3-31-04	2003	2002	12-31-01

Net asset value, beginning of period	$13.54	$12.38	$11.26	$8.32	$9.61	$9.26

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.01)	(0.02)	(0.06)	(0.05	) (2)	0.01
Net realized and unrealized gain (loss) on investments	1.13	1.17	1.14	3.00	(1.16)	0.62

Total from investment operations	1.11	1.16	1.12	2.94	(1.21)	0.63

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.08)	(0.26)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.08)	(0.28)

Net asset value, end of period	$14.65	$13.54	$12.38	$11.26	$8.32	$9.61

Total return	8.20%	9.37%	9.95%	35.34%	-12.62%	6.91%
Net assets, end of period (in millions)	$49	$37	$12	$7	$2	$1
Ratio of expenses to average net assets including reimbursement	2.56	% (3)	2.62%	2.52	% (3)	3.20%	2.84%	6.04	% (3)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.52	% (3)	-0.86%	-1.31	% (3)	-1.13%	-0.54%	0.60	% (3)
Ratio of expenses to average net assets excluding reimbursement	-	-	2.67	% (3)	3.36%	5.53%	39.53	% (3)
Ratio of net investment loss to average net assets excluding reimbursement	-	-	-1.46	% (3)	-1.29%	-3.23%	-32.89	% (3)
Portfolio turnover rate	5%	5%	1%	24%	122%	57	% (4)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,	For the period from 10-19-01 (1) to
9-30-05	3-31-05	3-31-04	2003	2002	12-31-01

Net asset value, beginning of period	$13.48	$12.30	$11.19	$8.26	$9.57	$9.44

Income (loss) from investment operations:
Net investment income (loss)	(0.00)	(0.02)	(0.01)	(0.03)	(0.07	) (2)	0.01
Net realized and unrealized gain (loss) on investments	1.13	1.20	1.12	2.96	(1.16)	0.40

Total from investment operations	1.13	1.18	1.11	2.93	(1.23)	0.41

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.08)	(0.26)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.08)	(0.28)

Net asset value, end of period	$14.61	$13.48	$12.30	$11.19	$8.26	$9.57

Total return	8.38%	9.59%	9.92%	35.47%	-12.88%	4.44%
Net assets, end of period (in thousands)	$148,955	$96,375	$23,840	$11,235	$446	$30
Ratio of expenses to average net assets including reimbursement	2.33	% (3)	2.42%	2.35	% (3)	2.93%	3.10%	7.71	% (3)
Ratio of net investment income (loss) to average net assets including reimbursement	-0.30	% (3)	-0.62%	-1.09	% (3)	-0.83%	-0.80%	0.99	% (3)
Ratio of expenses to average net assets excluding reimbursement	-	-	2.50	% (3)	3.10%	5.79%	51.61	% (3)
Ratio of net investment loss to average net assets excluding reimbursement	-	-	-1.23	% (3)	-1.00%	-3.49%	- 42.91	% (3)
Portfolio turnover rate	5%	5%	1%	24%	122%	57	% (4)

(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 7-24-03 (1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$13.82		$12.58	$11.40		$9.84

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.07	(0.01)		0.02
Net realized and unrealized gain on investments	1.18		1.29	1.19		1.58

Total from investment operations	1.24		1.36	1.18		1.60

Less distributions from:
Net investment income	(0.00)		(0.12)	(0.00)		(0.04)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.12)	(0.00)		(0.04)

Net asset value, end of period	$15.06		$13.82	$12.58		$11.40

Total return	8.97%		10.90%	10.35%		16.28%
Net assets, end of period (in millions)	$13		$10	$2		$1
Ratio of expenses to average net assets including reimbursement	1.17	% (2)	1.20%	1.20	% (2)	1.76	% (2)
Ratio of net investment income (loss) to average net assets including reimbursement	0.86	% (2)	0.52%	-0.32	% (2)	0.55	% (2)
Ratio of expenses to average net assets excluding reimbursement	1.49	% (2)	1.56%	1.80	% (2)	2.09	% (2)
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.54	% (2)	0.16%	-0.92	% (2)	0.22	% (2)
Portfolio turnover rate	5%		5%	1%		24	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended December 31,		For the period from 4-19-00 (2) to
	9-30-05	3-31-05		3-31-04		2003	2002	2001	12-31-00

Net asset value, beginning of period	$13.77		$12.54	$11.37		$8.34	$9.55	$10.07	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.04	(0.01)		(0.01)	0.04 (3)	0.03	0.05
Net realized and unrealized gain (loss) on investments	1.19		1.32	1.18		3.10	(1.17)	(0.25)	0.41

Total from investment operations	1.24		1.36	1.17		3.09	(1.13)	(0.22)	0.46

Less distributions from:
Net investment income	(0.00)		(0.13)	(0.00)		(0.06)	(0.00)	(0.02)	(0.19)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.08)	(0.28)	(0.20)

Total distributions	(0.00)		(0.13)	(0.00)		(0.06)	(0.08)	(0.30)	(0.39)

Net asset value, end of period	$15.01		$13.77	$12.54		$11.37	$8.34	$9.55	$10.07

Total return	9.01%		10.86%	10.29%		37.11%	-11.86%	-2.13%	4.66%
Net assets, end of period (in millions)	$3		$3	$3		$3	$2	$1	$1
Ratio of expenses to average net assets including reimbursement	1.15	%(4)	1.23%	1.26	%(4)	2.12%	1.83%	1.40%	1.95	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	0.89	%(4)	0.41%	-0.17	%(4)	-0.07%	0.47%	0.37%	0.70	%(4)
Ratio of expenses to average net assets excluding reimbursement	-		-	1.41	%(4)	2.28%	4.52%	10.30%	19.15	%(4)
Ratio of net investment loss to average net assets excluding reimbursement	-		-	-0.32	%(4)	-0.23%	-2.22%	-8.53%	-16.50	%(4)
Portfolio turnover rate	5%		5%	1%		24%	122%	57%	53%

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class I Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the fiscal year ended	For the period from 11-5-02(2) to
	9-30-05		3-31-05	3-31-04		12-31-03	12-31-02

Net asset value, beginning of period	$13.70		$12.49	$11.33		$8.31	$8.85

Income (loss) from investment operations:
Net investment income (loss)	(0.41)		0.02	(0.01)		0.00	0.26
Net realized and unrealized gain (loss) on investments	1.62		1.30	1.17		3.08	(0.72)

Total from investment operations	1.21		1.32	1.16		3.08	(0.46)

Less distributions from:
Net investment income	(0.00)		(0.11)	(0.00)		(0.06)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.08)

Total distributions	(0.00)		(0.11)	(0.00)		(0.06)	(0.08)

Net asset value, end of period	$14.91		$13.70	$12.49		$11.33	$8.31

Total return	8.83%		10.62%	10.24%		37.12%	-5.23%
Net assets, end of period (in thousands)	$22		$70	$63		$57	$42
Ratio of expenses to average net assets including reimbursement	1.31	% (3)	1.49%	1.39	% (3)	2.03%	11.51	% (3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.75	% (3)	0.16%	-0.29	% (3)	0.03%	2.96	% (3)
Ratio of expenses to average net assets excluding reimbursement	NA		NA	1.53	% (3)	2.20%	28.44	% (3)
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	-0.44	% (3)	-0.13%	-13.97	% (3)
Portfolio turnover rate	5%		5%	1%		24%	122	% (4)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Annualized.
(4)For the 12 months ended December 31, 2002.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY DIVIDEND INCOME FUND

Portfolio Highlights

On September 30, 2005, Ivy Dividend Income Fund had net assets totaling $65,796,685 invested in a diversified portfolio of:

89.89%	Common Stocks
10.11%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Energy Stocks	$21.56
Financial Services Stocks	$13.17
Cash and Cash Equivalents	$10.11
Consumer Nondurables Stocks	$8.42
Technology Stocks	$7.61
Utilities Stocks	$7.04
Capital Goods Stocks	$6.57
Health Care Stocks	$6.35
Consumer Services Stocks	$4.68
Multi-Industry Stocks	$4.28
Raw Materials Stocks	$3.66
Transportation Stocks	$2.56
Shelter Stocks	$2.28
Miscellaneous Stocks	$1.71

The Investments of Ivy Dividend Income Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 3.36%
Boeing Company (The)	15,350	$1,043,033
Goodrich Corporation	16,250	720,525
Lockheed Martin Corporation	7,300	445,592
		2,209,150
Aluminum - 0.59%
Alcoa Incorporated	16,000	390,720

Banks - 1.25%
Bank of America Corporation	19,500	820,950

Beverages - 1.41%
Diageo plc, ADR	15,950	925,260

Business Equipment and Services - 1.09%
Genuine Parts Company	16,700	716,430

Capital Equipment - 3.72%
Caterpillar Inc.	20,150	1,183,813
Deere & Company	20,650	1,263,780
		2,447,593
Chemicals - Petroleum and Inorganic - 1.21%
Dow Chemical Company (The)	9,700	404,199
du Pont (E.I.) de Nemours and Company	10,050	393,658
		797,857
Chemicals - Specialty - 0.50%
Air Products and Chemicals, Inc.	5,950	328,083

Computers - Peripherals - 3.11%
Microsoft Corporation	43,700	1,124,183
SAP Aktiengesellschaft, ADR	21,350	925,096
		2,049,279
Electrical Equipment - 0.59%
Emerson Electric Co.	5,400	387,720

Electronic Components - 1.14%
Microchip Technology Incorporated	10,350	311,638
Texas Instruments Incorporated	13,000	440,700
		752,338
Finance Companies - 3.00%
SLM Corporation	36,855	1,976,902

Food and Related - 0.41%
Campbell Soup Company	9,000	267,750

Health Care - Drugs - 2.56%
Abbott Laboratories	17,700	750,480
Pfizer Inc.	37,500	936,375
		1,686,855
Health Care - General - 0.99%
Johnson & Johnson	10,250	648,620

Hospital Supply and Management - 2.80%
Medtronic, Inc.	25,100	1,345,862
PacifiCare Health Systems, Inc.*	6,250	498,625
		1,844,487
Hotels and Gaming - 4.10%
Harrah's Entertainment, Inc.	14,450	941,995
Starwood Hotels & Resorts Worldwide, Inc.	30,700	1,755,119
		2,697,114
Household - General Products - 2.54%
Colgate-Palmolive Company	18,000	950,220
Procter & Gamble Company (The)	12,100	719,466
		1,669,686
Insurance - Property and Casualty - 2.44%
Allstate Corporation (The)	17,650	975,868
St. Paul Companies, Inc. (The)	14,100	632,667
		1,608,535
Leisure Time Industry - 0.58%
Carnival Corporation	7,600	379,848

Mining - 1.36%
Freeport-McMoRan Copper & Gold Inc., Class B	18,400	894,056

Multiple Industry - 4.28%
3M Company	4,450	326,452
General Electric Company	49,750	1,675,083
NRG Energy, Inc.*	7,550	321,630
Valor Communications Group, Inc.	36,100	492,043
		2,815,208
Non-Residential Construction - 2.26%
Fluor Corporation	23,150	1,490,397

Petroleum - International - 9.81%
Anadarko Petroleum Corporation	16,450	1,575,088
BP p.l.c., ADR	10,150	719,128
Burlington Resources Inc.	21,950	1,784,974
Exxon Mobil Corporation	31,250	1,985,625
Marathon Oil Corporation	5,650	389,454
		6,454,269
Petroleum - Services - 11.75%
BJ Services Company	22,600	813,374
Baker Hughes Incorporated	28,250	1,685,960
National Oilwell Varco, Inc.*	12,350	812,630
Patterson-UTI Energy, Inc.	40,800	1,470,636
Schlumberger Limited	18,200	1,535,716
Transocean Inc.*	13,000	797,030
Weatherford International Ltd.*	8,950	614,507
		7,729,853
Railroad - 0.83%
Union Pacific Corporation	7,600	544,920

Real Estate Investment Trust - 2.28%
ProLogis	13,900	615,909
Simon Property Group, Inc.	11,900	882,028
		1,497,937
Retail - General Merchandise - 0.62%
Federated Department Stores, Inc.	6,081	406,636

Savings and Loans - 0.48%
Capitol Federal Financial	9,250	316,119

Security and Commodity Brokers - 6.00%
Alliance Capital Management L.P.	6,900	330,165
Chicago Mercantile Exchange Holdings Inc.	3,700	1,248,010
Franklin Resources, Inc.	3,900	327,444
Marsh & McLennan Companies, Inc.	24,050	730,879
Merrill Lynch & Co., Inc.	9,650	592,028
Morgan (J.P.) Chase & Co.	21,152	717,687
		3,946,213
Tobacco - 4.06%
Altria Group, Inc.	25,000	1,842,750
Reynolds American Inc.	10,000	830,200
		2,672,950
Trucking and Shipping - 1.73%
United Parcel Service, Inc., Class B	16,450	1,137,189

Utilities - Electric - 1.57%
Dominion Resources, Inc.	8,200	706,348
NiSource Inc.	13,550	328,587
		1,034,935
Utilities - Gas and Pipeline - 2.96%
Enbridge Inc.	21,250	678,300
Kinder Morgan, Inc.	13,200	1,269,312
		1,947,612
Utilities - Telephone - 2.51%
BellSouth Corporation	20,350	535,205
Iowa Telecommunications Services, Inc.	29,800	501,236
Vodafone Group Plc, ADR	23,750	616,787
		1,653,228

TOTAL COMMON STOCKS - 89.89%		$59,146,699

(Cost: $48,648,466)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Forest and Paper Products - 2.74%
Sonoco Products Co.,
3.94%, 10-3-05	$1,802	1,801,606

Multiple Industry - 3.04%
Michigan Consolidated Gas Co.,
3.87%, 10-5-05	2,000	1,999,140

Security and Commodity Brokers - 3.04%
UBS Finance Delaware LLC (UBS AG),
3.8%, 10-6-05	2,000	1,998,944

Total Commercial Paper - 8.82%		5,799,690

United States Government Agency Obligation - 3.81%
Federal Home Loan Mortgage Corporation,
3.18%, 10-3-05	2,509	2,508,557

TOTAL SHORT-TERM SECURITIES - 12.63%		$8,308,247

(Cost: $8,308,247)

TOTAL INVESTMENT SECURITIES - 102.52%		$67,454,946

(Cost: $56,956,713)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.52%)		(1,658,261)

NET ASSETS - 100.00%		$65,796,685

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY DIVIDEND INCOME FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $56,957) (Notes 1 and 3)	$67,455
Cash	-	*
Receivables:
Investment securities sold	281
Fund shares sold	204
Dividends and interest	124
Prepaid and other assets	29

Total assets	68,093

LIABILITIES
Payable for investment securities purchased	2,186
Payable to Fund shareholders	72
Accrued shareholder servicing (Note 2)	20
Accrued accounting services fee (Note 2)	4
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	12

Total liabilities	2,296

Total net assets	$65,797

NET ASSETS
Capital paid in (shares authorized - unlimited)	$55,417
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	46
Accumulated undistributed net realized loss on investment transactions	(164)
Net unrealized appreciation in value of investments	10,498

Net assets applicable to outstanding units of capital	$65,797

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.28
Class B	$13.23
Class C	$13.22
Class Y	$13.28
Capital shares outstanding:
Class A	3,465
Class B	511
Class C	898
Class Y	88

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY DIVIDEND INCOME FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$572
Interest and amortization	73

Total income	645

Expenses (Note 2):
Investment management fee	193
Shareholder servicing:
Class A	53
Class B	12
Class C	19
Class Y	1
Service fee:
Class A	40
Class B	8
Class C	13
Class Y	1
Distribution fee:
Class A	7
Class B	23
Class C	40
Registration fees	27
Accounting services fee	21
Audit fees	10
Custodian fees	5
Other	13

Total expenses	486

Net investment income	159

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(293)
Unrealized appreciation in value of securities during the period	5,348

Net gain on investments	5,055

Net increase in net assets resulting from operations	$5,214

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY DIVIDEND INCOME FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005
INCREASE IN NET ASSETS
Operations:
Net investment income	$159	$239
Realized net gain (loss) on investments	(293)	130
Unrealized appreciation	5,348	3,430

Net increase in net assets resulting from operations	5,214	3,799

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(131)	(208)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(5)	(9)
Realized gains on investment transactions:
Class A	(-)	(84)
Class B	(-)	(16)
Class C	(-)	(29)
Class Y	(-)	(3)

	(136)	(349)

Capital share transactions (Note 5)	11,779	19,821

Total increase	16,857	23,271
NET ASSETS
Beginning of period	48,940	25,669

End of period	$65,797	$48,940

Undistributed net investment income	$46	$23

(1)See "Financial Highlights" on pages 80 - 83.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 6-30-03 (1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$12.13		$11.07	$11.03		$10.00

Income from investment operations:
Net investment income	0.05		0.09	0.01		0.04
Net realized and unrealized gain on investments	1.14		1.10	0.04		1.03

Total from investment operations	1.19		1.19	0.05		1.07

Less distributions from:
Net investment income	(0.04)		(0.09)	(0.01)		(0.04)
Capital gains	(0.00)		(0.04)	(0.00)		(0.00)

Total distributions	(0.04)		(0.13)	(0.01)		(0.04)

Net asset value, end of period	$13.28		$12.13	$11.07		$11.03

Total return (2)	9.84%		10.78%	0.41%		10.70%
Net assets, end of period (in millions)	$46		$32	$17		$16
Ratio of expenses to average net assets including voluntary expense waiver	1.51	% (3)	1.59%	2.00	% (3)	1.11	% (3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.83	% (3)	0.94%	0.20	% (3)	1.34	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (4)		- (4)	2.40	% (3)	1.81	% (3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (4)		- (4)	-0.20	% (3)	0.64	% (3)
Portfolio turnover rate	9%		32%	12%		16%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 6-30-03 (1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$12.09		$11.05	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.02	(0.02)		0.01
Net realized and unrealized gain on investments	1.14		1.06	0.04		1.03

Total from investment operations	1.14		1.08	0.02		1.04

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.01)
Capital gains	(0.00)		(0.04)	(0.00)		(0.00)

Total distributions	(0.00)		(0.04)	(0.00)		(0.01)

Net asset value, end of period	$13.23		$12.09	$11.05		$11.03

Total return	9.43%		9.76%	0.18%		10.36%
Net assets, end of period (in millions)	$7		$6	$2		$2
Ratio of expenses to average net assets including voluntary expense waiver	2.36	% (2)	2.44%	2.99	% (2)	2.03	% (2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.05	% (2)	0.11%	-0.81	% (2)	0.36	% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	3.39	% (2)	2.73	% (2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	- (3)		- (3)	-1.21	% (2)	-0.34	% (2)
Portfolio turnover rate	9%		32%	12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 6-30-03(1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$12.09		$11.05	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.01	(0.02)		0.01
Net realized and unrealized gain on investments	1.13		1.07	0.04		1.03

Total from investment operations	1.13		1.08	0.02		1.04

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.01)
Capital gains	(0.00)		(0.04)	(0.00)		(0.00)

Total distributions	(0.00)		(0.04)	(0.00)		(0.01)

Net asset value, end of period	$13.22		$12.09	$11.05		$11.03

Total return	9.35%		9.76%	0.18%		10.38%
Net assets, end of period (in millions)	$12		$10	$6		$5
Ratio of expenses to average net assets including voluntary expense waiver	2.33	%(2)	2.42%	2.88	%(2)	1.98	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.02	%(2)	0.10%	-0.68	%(2)	0.45	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	3.28	%(2)	2.68	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	- (3)		- (3)	-1.08	%(2)	-0.25	%(2)
Portfolio turnover rate	9%		32%	12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 6-30-03(1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$12.13		$11.07	$11.03		$10.00

Income from investment operations:
Net investment income	0.06		0.11	0.01		0.05
Net realized and unrealized gain on investments	1.14		1.10	0.04		1.03

Total from investment operations	1.20		1.21	0.05		1.08

Less distributions from:
Net investment income	(0.05)		(0.11)	(0.01)		(0.05)
Capital gains	(0.00)		(0.04)	(0.00)		(0.00)

Total distributions	(0.05)		(0.15)	(0.01)		(0.05)

Net asset value, end of period	$13.28		$12.13	$11.07		$11.03

Total return	9.92%		10.94%	0.42%		10.78%
Net assets, end of period (in millions)	$1		$1	$1		$1
Ratio of expenses to average net assets including voluntary expense waiver	1.36	%(2)	1.44%	1.91	% (2)	1.25	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.95	%(2)	1.09%	0.28	% (2)	1.08	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	2.31	% (2)	1.95	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (3)		- (3)	-0.12	% (2)	0.38	%(2)
Portfolio turnover rate	9%		32%	12%		16%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY EUROPEAN OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2005, Ivy European Opportunities Fund had net assets totaling $297,272,528 invested in a diversified portfolio of:

95.23%	Common Stocks
4.77%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$92.85
Cash and Cash Equivalents	$4.77
South America	$1.69
Pacific Basin	$0.69

Financial Services Stocks	$14.38
Consumer Nondurables Stocks	$14.11
Utilities Stocks	$12.50
Energy Stocks	$11.99
Retail Stocks	$10.28
Multi-Industry Stocks	$8.23
Capital Goods Stocks	$7.76
Miscellaneous Stocks	$5.91
Transportation Stocks	$5.70
Cash and Cash Equivalents	$4.77
Business Equipment and Services Stocks	$4.37

The Investments of Ivy European Opportunities Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Argentina - 1.69%
NDS Group plc, ADR*	135,000	$5,017,950

Australia - 0.69%
Centamin Egypt Limited*(A)	7,700,000	2,057,444

Austria - 6.90%
AGRANA Beteiligungs-AG (A)	17,500	1,701,311
Andritz AG (A)	20,000	1,994,839
OMV Aktiengesellschaft (A)	180,000	10,690,347
Telekom Austria Aktiengesellschaft (A)	138,000	2,745,248
Wienerberger AG (A)	86,000	3,389,568
		20,521,313
Czech Republic - 0.45%
Zentiva N.V., GDR (B)	28,909	1,326,923

France - 10.93%
Bouygues SA (A)	87,000	4,043,877
France Telecom (A)	290,000	8,324,090
Iliad SA (A)	119,595	6,627,022
Technip-Coflexip (A)	100,000	5,918,648
Total S.A. (A)	27,800	7,588,683
		32,502,320
Germany - 13.29%
Allianz Aktiengesellschaft, Registered Shares (A)	26,000	3,512,725
cash.life AG (A)	5,504	221,630
Deutsche Post AG (A)	320,000	7,492,787
Deutsche Telekom AG, Registered Shares (A)	390,000	7,097,329
Hypo Real Estate Holding AG (A)	35,000	1,775,354
mobilcom Aktiengesellschaft (A)	190,000	4,378,045
Pfleiderer Ag, Registered Shares*(A)	490,000	9,382,451
Siemens AG (A)	73,000	5,628,906
		39,489,227
Greece - 1.61%
Coca-Cola Hellenic Bottling Company S.A. (A)	165,000	4,783,720

Hungary - 0.85%
MOL Magyar Olaj-es Gazipari Rt. (A)	7,778	860,020
National Savings and Commercial Bank Ltd. (A)	42,500	1,670,417
		2,530,437
Italy - 7.47%
AZIMUT HOLDING S.P.A. (A)	567,000	4,586,724
ENEL S.p.A. (A)	1,226,792	10,572,910
Eni S.p.A. (A)	125,000	3,712,677
Geox S.p.A. (A)(B)	232,000	2,313,177
UniCredito Italiano S.p.A. (A)	180,000	1,014,728
		22,200,216
Netherlands - 3.99%
Aalberts Industries N.V. (A)	74,000	3,918,159
Buhrmann NV (A)	110,000	1,328,811
Pyaterochka Holding N.V., GDR*	325,385	6,621,585
		11,868,555
Norway - 3.21%
Statoil ASA (A)	385,000	9,550,506

Spain - 6.50%
ACS Actividades de Construccion y Servicios, S.A. (A)	10,000	291,485
Altadis, S.A. (A)	165,000	7,391,759
Banco Santander Central Hispano, S.A. (A)	600,000	7,882,716
Cintra Concesiones de Intraestructuras de Transporte (A)	274,000	3,764,448
		19,330,408
Sweden - 1.23%
Oriflame Cosmetics S.A., Swedish Depositary Receipts (A)	126,000	3,665,626

Switzerland - 2.21%
Credit Suisse Group, Registered Shares (A)	100,000	4,426,761
Unaxis Holding AG, Registered Shares (A)*	16,089	2,129,207
		6,555,968
United Kingdom - 34.21%
Admiral Group Plc (A)	650,000	4,872,221
BAA plc (A)	325,000	3,576,784
Body Shop International PLC (The) (A)	1,100,000	4,190,551
British American Tobacco p.l.c. (A)	400,000	8,402,267
Center Parcs (UK) Group Plc (A)	155,000	166,758
Enterprise Inns plc (A)	160,000	2,377,468
Evolution Group Plc (The) (A)	2,300,000	6,044,200
Halfords Group Plc (A)	1,000,000	5,114,730
IP2IPO Group plc (A)*	323,941	2,985,224
iSOFT Group plc (A)	405,000	3,085,769
Imperial Tobacco Group PLC (A)	70,000	2,004,974
Interserve Plc (A)	333,000	2,099,641
Investec plc (A)	108,000	4,114,359
Kensington Group plc (A)	197,000	2,289,688
MFI Furniture Group Plc (A)	1,715,525	3,290,418
Man Group plc (A)	107,000	3,125,135
Millfield Group plc (A)*	431,305	221,514
Old Mutual plc (A)	1,500,000	3,670,701
Omega International Group PLC (A)	270,000	752,394
Peninsular and Oriental Steam Navigation Company (The) (A)	1,000,000	5,890,758
Persimmon plc (A)	100,000	1,513,255
Photo-Me International plc (A)	600,000	1,232,826
Premier Brands Foods plc (A)	1,016,000	5,496,712
Punch Taverns plc (A)	318,368	4,492,045
Regal Petroleum plc (A)*	900,461	1,487,884
Regal Petroleum plc (A)(B)*	1,050,000	1,734,976
Shire Pharmaceuticals Group plc (A)	150,000	1,824,107
Taylor Woodrow plc (A)	325,000	1,858,609
tesco plc (A)	1,700,000	9,279,708
Travis Perkins plc (A)	180,000	4,501,668
		101,697,344

TOTAL COMMON STOCKS - 95.23%		$283,097,957

(Cost: $227,235,416)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Security and Commodity Brokers
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	$8,487	8,485,176
UBS Finance Delaware LLC (UBS AG),
3.8%, 10-6-05	5,000	4,997,361

TOTAL SHORT-TERM SECURITIES - 4.54%		$13,482,537

(Cost: $13,482,537)

TOTAL INVESTMENT SECURITIES - 99.77%		$296,580,494

(Cost: $240,717,953)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.23%		692,034

NET ASSETS - 100.00%		$297,272,528

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $5,375,076 or 1.81% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY EUROPEAN OPPORTUNITIES FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $240,718) (Notes 1 and 3)	$296,580
Receivables:
Fund shares sold	739
Dividends and interest	556
Investment securities sold	549
Prepaid and other assets	41

Total assets	298,465

LIABILITIES
Due to custodian	380
Payable to Fund shareholders	322
Accrued management fee (Note 2)	240
Accrued shareholder servicing (Note 2)	102
Accrued service fee (Note 2)	61
Accrued distribution fee (Note 2)	54
Accrued accounting services fee (Note 2)	6
Accrued administrative fee (Note 2)	2
Other	25

Total liabilities	1,192

Total net assets	$297,273

NET ASSETS
Capital paid in (shares authorized - unlimited)	$290,389
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,627
Accumulated undistributed net realized loss on investment transactions	(50,595)
Net unrealized appreciation in value of investments	55,852

Net assets applicable to outstanding units of capital	$297,273

Net asset value per share (net assets divided by shares outstanding):
Class A	$29.43
Class B	$28.30
Class C	$28.40
Class Y	$29.47
Advisor Class	$29.74
Capital shares outstanding:
Class A	6,906
Class B	1,407
Class C	1,641
Class Y	141
Advisor Class	117

See Notes to Financial Statements.

Statement of Operations
      IVY EUROPEAN OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $277)	$3,795
Interest and amortization	437

Total income	4,232

Expenses (Note 2):
Investment management fee	1,371
Shareholder servicing:
Class A	329
Class B	66
Class C	66
Class Y	3
Advisor Class	2
Service fee:
Class A	205
Class B	49
Class C	56
Class Y	5
Distribution fee:
Class A	27
Class B	146
Class C	169
Custodian fees	46
Accounting services fee	35
Audit fees	21
Administrative fee	14
Legal fees	6
Other	77

Total expenses	2,693

Net investment income	1,539

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	9,047
Realized net gain on foreign currency transactions	156

Realized net gain on investments	9,203
Unrealized appreciation in value of investments during the period	187

Net gain on investments	9,390

Net increase in net assets resulting from operations	$10,929

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY EUROPEAN OPPORTUNITIES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$1,539	$(527)
Realized net gain on investments	9,203	12,332
Unrealized appreciation	187	29,175

Net increase in net assets resulting from operations	10,929	40,980

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(64)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(6)
Advisor Class	(-)	(21)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)

	(-)	(91)

Capital share transactions (Note 5)	23,456	75,762

Total increase	34,385	116,651
NET ASSETS
Beginning of period	262,888	146,237

End of period	$297,273	$262,888

Undistributed net investment income (loss)	$1,627	$(68)

(1)See "Financial Highlights" on pages 92 - 96.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04	2003		2002	2001		2000

Net asset value, beginning of period	$28.31		$22.30	$19.89		$13.20	$13.65		$17.25		$17.13

Income (loss) from investment operations:
Net investment income (loss)	0.17		(0.03)	(0.03)		0.02	0.01	(1)	(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	0.95		6.05	2.44		6.71	(0.46	) (2)	(3.49	) (2)	0.82

Total from investment operations	1.12		6.02	2.41		6.73	(0.45)		(3.57)		0.75

Less distributions from:
Net investment income	(0.00)		(0.01)	(0.00)		(0.04)	(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.03)		(0.63)

Total distributions	(0.00)		(0.01)	(0.00)		(0.04)	(0.00)		(0.03)		(0.63)

Net asset value, end of period	$29.43		$28.31	$22.30		$19.89	$13.20		$13.65		$17.25

Total return (3)	3.96%		27.02%	12.12%		51.02%	-3.30	% (2)	-20.67	% (2)	4.51%
Net assets, end of period (in millions)	$203		$170	$79		$38	$20		$31		$55
Ratio of expenses to average net assets including reimbursement	1.73	% (4)	1.79%	1.72	% (4)	2.26%	2.15%		2.15%		1.83%
Ratio of net investment income (loss) to average net assets including reimbursement	1.30	% (4)	-0.07%	-0.61	% (4)	0.18%	0.06%		-0.44%		-0.36%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	2.15%		2.17%		NA
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA	NA		NA	0.06%		-0.46%		NA
Portfolio turnover rate	30%		63%	31%		123%	69%		66%		46%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04	2003		2002	2001		2000

Net asset value, beginning of period	$27.32		$21.66	$19.36		$12.93	$13.54		$17.26	$17.13

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.17)	(0.09)		(0.07)	(0.10	)(1)	(0.20)	(0.18)
Net realized and unrealized gain (loss) on investments	0.90		5.83	2.39		6.50	(0.51)		(3.49)	0.83

Total from investment operations	0.98		5.66	2.30		6.43	(0.61)		(3.69)	0.65

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.03)	(0.52)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.03)	(0.52)

Net asset value, end of period	$28.30		$27.32	$21.66		$19.36	$12.93		$13.54	$17.26

Total return	3.59%		26.13%	11.88%		49.73%	-4.51%	-21.35%		4.12%
Net assets, end of period (in millions)	$40		$40	$32		$29	$25		$34	$57
Ratio of expenses to average net assets including reimbursement	2.49	%(2)	2.53%	2.58	%(2)	3.00%	2.92%		2.89%	2.59%
Ratio of net investment income (loss) to average net assets including reimbursement	0.62	%(2)	-0.73%	-1.57	%(2)	-0.47%	-0.70%		-1.18%	-1.12%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	2.92%		2.91%	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		NA	-0.70%		-1.20%	NA
Portfolio turnover rate	30%		63%	31%		123%	69%		66%	46%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04	2003		2002	2001		2000

Net asset value, beginning of period	$27.42		$21.74	$19.43		$12.98	$13.59		$17.32	$17.13

Income (loss) from investment operations:
Net investment income (loss)	0.09		(0.14)	(0.08)		(0.07)	(0.10	) (1)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	0.89		5.82	2.39		6.52	(0.51)		(3.48)	0.88

Total from investment operations	0.98		5.68	2.31		6.45	(0.61)		(3.70)	0.66

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.03)	(0.47)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.03)	(0.47)

Net asset value, end of period	$28.40		$27.42	$21.74		$19.43	$12.98		$13.59	$17.32

Total return	3.58%		26.13%	11.89%		49.69%	-4.49%	-21.32%		3.98%
Net assets, end of period (in millions)	$47		$45	$27		$23	$19		$25	$50
Ratio of expenses to average net assets including reimbursement	2.43	%(2)	2.51%	2.56	%(2)	2.98%	2.92%		2.91%	2.58%
Ratio of net investment income (loss) to average net assets including reimbursement	0.66	%(2)	-0.79%	-1.54	%(2)	-0.43%	-0.70%		-1.20%	-1.11%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	2.92%		2.93%	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		NA	-0.70%		-1.22%	NA
Portfolio turnover rate	30%		63%	31%		123%	69%		66%	46%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 7-24-03 (1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$28.33		$22.30	$19.89		$14.88

Income (loss) from investment operations:
Net investment income (loss)	0.21		0.09	(0.02)		(0.04)
Net realized and unrealized gain on investments	0.93		6.00	2.43		5.12

Total from investment operations	1.14		6.09	2.41		5.08

Less distributions from:
Net investment income	(0.00)		(0.06)	(0.00)		(0.07)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.06)	(0.00)		(0.07)

Net asset value, end of period	$29.47		$28.33	$22.30		$19.89

Total return	4.02%		27.32%	12.12%		34.14%
Net assets, end of period (in millions)	$4		$4	$4		$3
Ratio of expenses to average net assets	1.54	% (2)	1.61%	1.75	% (2)	1.51	% (2)
Ratio of net investment income (loss) to average net assets	1.47	% (2)	0.53%	-0.71	% (2)	-0.58	% (2)
Portfolio turnover rate	30%		63%	31%		123	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04	2003		2002	2001	2000

Net asset value, beginning of period	$28.55		$22.48	$20.03		$13.34	$13.80	$17.39	$17.23

Income (loss) from investment operations:
Net investment income (loss)	0.42		0.21	(0.01)		0.24	0.06 (2)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.77		5.99	2.46		6.58	(0.52)	(3.54)	0.85

Total from investment operations	1.19		6.20	2.45		6.82	(0.46)	(3.56)	0.83

Less distributions from:
Net investment income	(0.00)		(0.13)	(0.00)		(0.13)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.03)	(0.67)

Total distributions	(0.00)		(0.13)	(0.00)		(0.13)	(0.00)	(0.03)	(0.67)

Net asset value, end of period	$29.74		$28.55	$22.48		$20.03	$13.34	$13.80	$17.39

Total return	4.17%		27.64%	12.23%		51.12%	-3.33%	-20.44%	5.01%
Net assets, end of period (in millions)	$3		$4	$4		$4	$6	$9	$19
Ratio of expenses to average net assets including reimbursement	1.24	% (3)	1.36%	1.41	%(3)	1.96%	1.81%	1.72%	1.55%
Ratio of net investment income (loss) to average net assets including reimbursement	1.96	% (3)	0.51%	-0.41	%(3)	1.02%	0.40%	0.00%	-0.09%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	1.81%	1.74%	NA
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA	NA		NA	0.40%	-0.02%	NA
Portfolio turnover rate	30%		63%	31%		123%	69%	66%	46%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY GLOBAL NATURAL RESOURCES FUND

Portfolio Highlights

On September 30, 2005, Ivy Global Natural Resources Fund had net assets totaling $2,127,117,536 invested in a diversified portfolio of:

94.03%	Common Stocks and Warrants
5.97%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

United States	$37.23
South America	$16.33
Canada	$15.72
Pacific Basin	$11.43
Africa	$6.15
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$5.97
Europe	$3.62
Other	$2.57
Mexico	$0.98

Raw Materials Stocks	$39.13
Energy Stocks	$29.12
Multi-Industry Stocks	$13.74
Shelter Stocks	$5.99
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$5.97
Capital Goods Stocks	$4.05
Miscellaneous Stocks	$2.00

The Investments of Ivy Global Natural Resources Fund
September 30, 2005
COMMON STOCKS AND WARRANT	Shares	Value

Australia - 0.06%
Central Asia Gold Limited (A)*	2,710,964	$1,348,966

Bermuda - 2.49%
China Gas Holdings Limited (A)*	145,001,000	22,617,270
Golar LNG Limited*	1,100,000	14,195,500
Tsakos Energy Navigation Limited	450,000	16,209,000
		53,021,770
Brazil - 13.64%
Aracruz Celulose S.A., ADR	1,215,000	49,304,700
Caemi Mineracao e Metalurgia S.A. (A)	20,000,000	31,566,676
Companhia Siderurgica Nacional, ADR	950,000	22,059,000
Companhia Vale do Rio Doce, ADR	1,550,000	67,983,000
Petroleo Brasileiro S.A. - Petrobras, ADR	575,000	41,106,750
Suzano Bahia Sul Papel E Celulose S.A. (A)	10,525,000	59,227,311
Votorantim Celulose e Papel S.A., ADR	1,400,000	18,760,000
		290,007,437
Canada - 15.72%
Barrick Gold Corporation (A)	1,025,000	29,708,867
Cambior Inc. (A)*	13,881,900	29,370,839
Cambior Inc., Warrants (A)*	350,000	39,133
Eldorado Gold Corporation (A)*	1,765,700	6,241,530
Ferus Gas Industries Trust (A)(B)*	615,000	1,322,353
Glamis Gold Ltd. (A)*	1,507,200	33,055,474
Goldcorp Inc. (A)	711,900	14,266,165
Guinor Gold Corporation (A)*	6,308,575	7,487,601
Guinor Gold Corporation (A)(B)*	12,963,700	15,386,519
Hydrogenics Corporation (A)*	1,650,000	6,456,954
IAMGOLD Corporation (A)	2,400,000	17,607,293
IAMGOLD Corporation (A)(B)	125,000	917,047
Inco Limited (A)	425,000	20,100,413
Kinross Gold Corporation (A)*	4,500,000	34,561,796
Placer Dome Inc. (A)	2,300,000	39,345,489
Pure Energy Services Ltd. (A)(B)*	423,000	3,274,275
Savanna Energy Services Corp. (A)*	600,000	14,175,626
Trican Well Service Ltd. (A)*	500,000	18,194,719
Western Oil Sands Inc., Class A (A)*	990,600	23,472,117
ZENON Environmental Inc. (A)*	600,000	12,570,740
zed.i solutions inc. (A)*	4,000,000	5,160,403
zed.i solutions inc. (A)(B)*	1,300,000	1,677,131
		334,392,484
Cayman Islands - 0.08%
Apex Silver Mines Limited*	108,600	1,706,106

China - 7.35%
Aluminum Corporation of China Limited, ADR	350,000	21,969,500
Aluminum Corporation of China Limited, H Shares (A)	22,662,000	14,314,564
China Petroleum and Chemical Corporation, Class H (A)	48,000,000	21,966,123
China Petroleum & Chemical Corporation, ADR	400,000	18,104,000
China Shenhua Energy Company Limited, H shares (A)*	10,689,000	12,538,982
China Shenhua Energy Company Limited, H shares (A)(B)*	9,311,000	10,922,487
Sino-Forest Corporation, Class A (A)*	5,600,000	16,231,186
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	25,000,000	27,393,199
Yanzhou Coal Mining Company Limited, Class H (A)	16,300,000	12,922,500
		156,362,541
Mexico - 0.98%
Cemex, S.A. de C.V., ADR	400,000	20,920,000

Peru - 2.69%
Compania de Minas Buenaventura S.A.A., ADR	1,845,000	57,287,250

Russia - 0.81%
OAO LUKOIL, ADR	300,000	17,310,000

South Africa - 6.15%
AngloGold Ashanti Limited, ADR	875,000	37,126,250
Gold Fields Limited, ADR	1,750,000	25,427,500
Impala Platinum Holdings Limited (A)	425,000	48,299,250
Mvelaphanda Resources Limited (A)*	6,500,000	19,872,208
		130,725,208
South Korea - 1.10%
S-Oil Corporation (A)	285,000	23,376,343

Thailand - 2.92%
Thai Oil Public Company Limited (A)	34,000,000	62,089,116

United Kingdom - 2.81%
Highland Gold Mining Limited (A)	3,812,200	14,814,057
Randgold Resources Limited, ADR*	2,050,000	32,072,250
Titanium Resources Group Ltd. (A)*	13,057,059	12,838,520
		59,724,827
United States - 37.23%
Air Products and Chemicals, Inc.	600,000	33,084,000
Airgas, Inc.	400,000	11,852,000
Arch Coal, Inc.	600,000	40,500,000
Atwood Oceanics, Inc.*	400,000	33,684,000
Bunge Limited	300,000	15,786,000
Century Aluminum Company*	1,200,000	26,952,000
ChevronTexaco Corporation	1,150,000	74,439,500
Compass Minerals International, Inc.	500,000	11,500,000
du Pont (E.I.) de Nemours and Company	800,000	31,336,000
Exxon Mobil Corporation	650,000	41,301,000
Huntsman Corporation*	1,800,000	35,190,000
KFx Inc.*	531,300	9,095,856
Lubrizol Corporation (The)	250,000	10,832,500
Massey Energy Company	900,000	45,963,000
Maverick Tube Corporation*	600,000	18,000,000
Nalco Holdings LLC*	3,500,000	59,045,000
Newmont Mining Corporation	810,000	38,207,700
Offshore Logistics, Inc.*	650,000	24,050,000
Patterson-UTI Energy, Inc.	800,000	28,836,000
Peabody Energy Corporation	500,000	42,175,000
Praxair, Inc.	750,000	35,947,500
Rohm and Haas Company	875,000	35,988,750
Sigma-Aldrich Corporation	131,250	8,407,219
streetTRACKS Gold Trust*	200,000	9,344,000
Transocean Inc.*	900,000	55,179,000
Valero Energy Corporation	134,000	15,150,040
		791,846,065

TOTAL COMMON STOCKS AND WARRANT - 94.03%		$2,000,118,113

(Cost: $1,619,834,593)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.51%)	Face Amount in Thousands

Canadian Dollar, 10-19-05 (C)	CAD117,500	(4,723,359)
Canadian Dollar, 11-23-05 (C)	113,000	(2,890,160)
Canadian Dollar, 12-7-05 (C)	127,250	(2,245,271)
South African Rand, 10-19-05 (C)	ZAR96,000	(788,888)
South African Rand, 11-23-05 (C)	88,400	(284,183)
South African Rand, 12-7-05 (C)	117,810	131,629
South African Rand, 12-21-05 (C)	113,300	(70,605)

		$(10,870,837)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.47%
Banks
Wells Fargo Bank, N.A.,
3.74%, 10-18-05	$10,000	10,000,000

Commercial Paper
Banks - 0.70%
Rabobank USA Financial Corp. (Rabobank Nederland),
3.73%, 10-6-05	15,000	14,992,229

Finance Companies - 1.60%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	15,000	14,996,767
PACCAR Financial Corp.,
3.72%, 10-11-05	10,000	9,989,667
Sony Capital Corp.,
3.8%, 10-21-05	9,000	8,981,000
		33,967,434
Health Care - General - 0.46%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
3.82%, 10-6-05	9,845	9,845,000

Security and Commodity Brokers - 2.86%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	36,535	36,527,145
UBS Finance Delaware LLC,
3.74%, 10-5-05	10,000	9,995,844
UBS Finance Delaware LLC (UBS AG):
3.75%, 10-17-05	4,400	4,392,667
3.74%, 10- 4-05	10,000	9,996,883
		60,912,539

Total Commercial Paper - 5.62%		119,717,202

Municipal Obligation - Taxable - 0.13%
Kansas
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
3.93%, 10-3-05	2,700	2,700,000

TOTAL SHORT-TERM SECURITIES - 6.22%		$132,417,202

(Cost: $132,417,202)

TOTAL INVESTMENT SECURITIES - 99.74%		$2,121,664,478

(Cost: $1,752,251,795)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.26%		5,453,058

NET ASSETS - 100.00%		$2,127,117,536

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $33,499,812 or 1.57% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, were applicable (CAD - Canadian Dollar, ZAR - South African Rand).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY GLOBAL NATURAL RESOURCES FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $1,752,252) (Notes 1 and 3)	$2,121,664
Receivables:
Fund shares sold	18,586
Investment securities sold	6,425
Dividends and interest	1,582
Prepaid and other assets	71

Total assets	2,148,328

LIABILITIES
Payable for investment securities purchased	15,770
Payable to Fund shareholders	1,555
Accrued management fee (Note 2)	1,435
Due to custodian	1,067
Accrued service fee (Note 2)	409
Accrued shareholder servicing (Note 2)	397
Accrued distribution fee (Note 2)	386
Accrued accounting services fee (Note 2)	14
Accrued administrative fee (Note 2)	8
Other	169

Total liabilities	21,210

Total net assets	$2,127,118

NET ASSETS
Capital paid in (shares authorized - unlimited)	$1,613,600
Accumulated undistributed income:
Accumulated undistributed net investment income	3,300
Accumulated undistributed net realized gain on investment transactions	140,815
Net unrealized appreciation in value of investments	369,403

Net assets applicable to outstanding units of capital	$2,127,118

Net asset value per share (net assets divided by shares outstanding):
Class A	$26.79
Class B	$25.57
Class C	$25.12
Class Y	$26.88
Advisor Class	$26.57
Capital shares outstanding:
Class A	52,259
Class B	6,307
Class C	20,267
Class Y	2,100
Advisor Class	14

See Notes to Financial Statements.

Statement of Operations
      IVY GLOBAL NATURAL RESOURCES FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $690)	$16,371
Interest and amortization	1,081

Total income	17,452

Expenses (Note 2):
Investment management fee	7,204
Service fee:
Class A	1,268
Class B	159
Class C	483
Class Y	44
Distribution fee:
Class A	72
Class B	477
Class C	1,448
Shareholder servicing:
Class A	1,158
Class B	188
Class C	409
Class Y	28
Advisor Class	1
Custodian fees	188
Accounting services fee	82
Administrative fee	50
Audit fees	23
Legal fees	14
Other	401

Total	13,697
Less expenses in excess of voluntary limit (Note 2)	(32)

Total expenses	13,665

Net investment income	3,787

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	59,538
Realized net gain on foreign currency transactions	405

Realized net gain on investments	59,943

Unrealized appreciation in value of securities during the period	255,632
Unrealized depreciation in value of forward currency contracts during the period	(6,495)

Unrealized appreciation in value of investments during the period	249,137

Net gain on investments	309,080

Net increase in net assets resulting from operations	$312,867

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY GLOBAL NATURAL RESOURCES FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$3,787	$(4,973)
Realized net gain on investments	59,943	91,084
Unrealized appreciation	249,137	83,974

Net increase in net assets
resulting from operations	312,867	170,085

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(101)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(41)
Advisor Class	(-)	(1)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)

	(-)	(143)

Capital share transactions (Note 5)	475,169	878,997

Total increase	788,036	1,048,939
NET ASSETS
Beginning of period	1,339,082	290,143

End of period	$2,127,118	$1,339,082

Undistributed net investment income (loss)	$3,300	$(892)

(1)See "Financial Highlights" on pages 106 - 110.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04	2003		2002	2001		2000

Net asset value, beginning of period	$22.65		$17.63	$16.69		$11.50	$11.05		$9.74	$8.91

Income (loss) from investment operations:
Net investment income (loss)	0.07		(0.04)	0.03		0.10	(0.11	) (1)	0.04 (1)	(0.07)
Net realized and unrealized gain on investments	4.07		5.06	0.91		5.14	0.63	(2)	1.45	0.95

Total from investment operations	4.14		5.02	0.94		5.24	0.52		1.49	0.88

Less distributions from:
Net investment income	(0.00)		(0.00)*	(0.00)		(0.05)	(0.00)		(0.18)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.07)		(0.00)	(0.00)

Total distributions	(0.00)		(0.00)*	(0.00)		(0.05)	(0.07)		(0.18)	(0.05)

Net asset value, end of period	$26.79		$22.65	$17.63		$16.69	$11.50		$11.05	$9.74

Total return (3)	18.28%		28.50%	5.63%		45.61%	4.66	%(2)	15.40%	9.86%
Net assets, end of period (in millions)	$1,400	$895		$192	$95		$17	$8		$6
Ratio of expenses to average net assets including reimbursement	1.45	%(4)	1.55%	1.65	%(4)	1.89%	2.22%		2.25%	2.29%
Ratio of net investment income (loss) to average net assets including reimbursement	0.71	%(4)	-0.52%	-0.80	%(4)	-0.66%	-0.91%		0.38%	-0.69%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	2.38%		3.71%	4.54%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		NA	-1.07%		-1.08%	-2.94%
Portfolio turnover rate	53%		110%	29%		58%	67%		169%	134%

*Not shown due to rounding.
(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$21.72	$17.04	$16.16	$11.19	$10.81	$9.56	$8.77

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.04)	(0.01)	(0.06)	(0.19	) (1)	(0.02	) (1)	(0.09)
Net realized and unrealized gain on investments	3.83	4.72	0.89	5.03	0.57	1.42	0.90

Total from investment operations	3.85	4.68	0.88	4.97	0.38	1.40	0.81

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.15)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.15)	(0.02)

Net asset value, end of period	$25.57	$21.72	$17.04	$16.16	$11.19	$10.81	$9.56

Total return	17.73%	27.46%	5.45%	44.42%	3.52%	14.73%	9.27%
Net assets, end of period (in millions)	$161	$110	$30	$21	$9	$5	$3
Ratio of expenses to average net assets including reimbursement	2.28	%(2)	2.39%	2.42	%(2)	2.90%	2.93%	2.87%	2.80%
Ratio of net investment loss to average net assets including reimbursement	-0.10	%(2)	-1.35%	-1.59	%(2)	-1.54%	-1.62%	-0.24%	-1.20%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	NA	3.09%	4.33%	5.05%
Ratio of net investment loss to average net assets excluding reimbursement	NA	NA	NA	NA	-1.78%	-1.70%	-3.45%
Portfolio turnover rate	53%	110%	29%	58%	67%	169%	134%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$21.32	$16.72	$15.86	$10.97	$10.61	$9.40	$8.63

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.09)	0.00	0.04	(0.18	) (1)	(0.02	)(1)	(0.07)
Net realized and unrealized gain on investments	3.79	4.69	0.86	4.85	0.55	1.39	0.89

Total from investment operations	3.80	4.60	0.86	4.89	0.37	1.37	0.82

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.16)	(0.05)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.16)	(0.05)

Net asset value, end of period	$25.12	$21.32	$16.72	$15.86	$10.97	$10.61	$9.40

Total return	17.82%	27.51%	5.42%	44.58%	3.46%	14.62%	9.49%
Net assets, end of period (in millions)	$509	$312	$64	$34	$5	$2	$1
Ratio of expenses to average net assets including reimbursement	2.19	%(2)	2.31%	2.38	%(2)	2.65%	2.94%	2.86%	2.70%
Ratio of net investment loss to average net assets including reimbursement	-0.04	%(2)	-1.28%	-1.54	%(2)	-1.48%	-1.64%	-0.23%	-1.10%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	NA	3.10%	4.32%	4.95%
Ratio of net investment loss to average net assets excluding reimbursement	NA	NA	NA	NA	-1.80%	-1.69%	-3.35%
Portfolio turnover rate	53%	110%	29%	58%	67%	169%	134%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the period from 7-24-03 (1) to
	9-30-05	3-31-05		3-31-04	12-31-03

Net asset value, beginning of period	$22.70		$17.66	$16.70		$12.60

Income (loss) from investment operations:
Net investment income (loss)	0.09	(2)	(0.02)	0.01		0.00
Net realized and unrealized gain on investments	4.09	(2)	5.13	0.95		4.16

Total from investment operations	4.18		5.11	0.96		4.16

Less distributions from:
Net investment income	(0.00)		(0.07)	(0.00)		(0.06)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.07)	(0.00)		(0.06)

Net asset value, end of period	$26.88		$22.70	$17.66		$16.70

Total return	18.41%		28.98%	5.75%		33.03%
Net assets, end of period (in millions)	$57		$21	$4		$1
Ratio of expenses to average net assets including reimbursement	1.20	% (3)	1.20%	1.20	% (3)	1.39	% (3)
Ratio of net investment income (loss) to average net assets including reimbursement	0.75	% (3)	-0.19%	-0.35	% (3)	-0.54	% (3)
Ratio of expenses to average net assets excluding reimbursement	1.38	% (3)	1.48%	1.63	% (3)	NA
Ratio of net investment income (loss) to average net assets excluding reimbursement	0.57	% (3)	-0.47%	-0.79	% (3)	NA
Portfolio turnover rate	53%		110%	29%		58	% (4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04	2003		2002	2001	2000

Net asset value, beginning of period	$22.45		$17.47	$16.54		$11.43	$11.02	$9.74	$8.90

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.14)	(0.03)		(0.58)	(0.07)	0.09 (2)	(0.05)
Net realized and unrealized gain on investments	4.08		5.14	0.96		5.78	0.56	1.43	0.95

Total from investment operations	4.12		5.00	0.93		5.20	0.49	1.52	0.90

Less distributions from:
Net investment income	(0.00)		(0.02)	(0.00)		(0.09)	(0.00)	(0.24)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.08)	(0.00)	(0.00)

Total distributions	(0.00)		(0.02)	(0.00)		(0.09)	(0.08)	(0.24)	(0.06)

Net asset value, end of period	$26.57		$22.45	$17.47		$16.54	$11.43	$11.02	$9.74

Total return	18.35%		28.63%	5.62%		45.55%	4.46%	15.71%	10.17%
Net assets, end of period (in thousands)	$373	$476		$512	$484		$570	$465	$22
Ratio of expenses to average net assets including reimbursement	1.31	%(3)	1.47%	1.57	%(3)	2.19%	1.82%	1.78%	2.02%
Ratio of net investment income (loss) to average net assets including reimbursement	1.06	%(3)	-0.36%	-0.74	%(3)	-0.41%	-0.51%	0.85%	-0.42%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	1.98%	3.24%	4.27%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		NA	-0.67%	-0.61%	-2.67%
Portfolio turnover rate	53%		110%	29%		58%	67%	169%	134%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL FUND

Portfolio Highlights

On September 30, 2005, Ivy International Fund had net assets totaling $149,781,343 invested in a diversified portfolio of:

97.85%	Common Stocks
2.15%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$60.59
Pacific Basin	$31.84
Canada	$3.02
Cash and Cash Equivalents	$2.15
United States	$1.31
Mexico	$1.09

Financial Services Stocks	$25.19
Energy Stocks	$14.47
Consumer Goods Stocks	$12.27
Capital Goods Stocks	$10.80
Utilities Stocks	$7.60
Technology Stocks	$6.96
Raw Materials Stocks	$4.78
Health Care Stocks	$3.82
Business Equipment and Services Stocks	$3.75
Multi-Industry Stocks	$3.02
Shelter Stocks	$2.97
Retail Stocks	$2.22
Cash and Cash Equivalents	$2.15

The Investments of Ivy International Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Australia - 1.15%
Westpac Banking Corporation (A)	107,000	$1,721,722

Austria - 6.74%
Bank Austria Creditanstalt (A)	20,000	2,235,480
OMV Aktiengesellschaft (A)	100,000	5,939,082
Raiffeisen International Bank-Holding AG (A)*	28,700	1,916,331
		10,090,893
Belgium - 0.44%
KBC Group NV (A)	8,150	660,271

Canada - 3.02%
EnCana Corporation (A)	57,300	3,343,773
Shoppers Drug Mart Corporation (A)(B)	33,350	1,178,881
		4,522,654
Finland - 0.57%
Nokia OYJ (A)	51,000	854,550

France - 7.35%
France Telecom (A)	55,050	1,580,142
Sanofi-Aventis (A)	22,400	1,851,080
Total S.A. (A)	17,000	4,640,561
VINCI (A)	34,200	2,945,417
		11,017,200
Germany - 8.43%
Allianz Aktiengesellschaft, Registered Shares (A)	10,000	1,351,048
BASF Aktiengesellschaft (A)	24,200	1,820,934
Bayerische Hypo- und Vereinsbank AG (A)*	86,000	2,418,905
Commerzbank Aktiengesellschaft (A)	40,000	1,095,262
Continental Aktiengesellschaft (A)	12,400	1,017,700
Deutsche Telekom AG, Registered Shares (A)	40,000	727,931
Fresenius AG (A)	5,430	752,221
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	3,050	825,092
Siemens AG (A)	34,000	2,621,682
		12,630,775
Ireland - 4.23%
Anglo Irish Bank Corporation plc (Great Britian) (A)	280,000	3,803,128
Anglo Irish Bank Corporation plc (Ireland) (A)	65,000	885,213
CRH public limited company (A)	60,700	1,645,280
		6,333,621
Italy - 1.58%
Assicurazioni Generali SpA (A)	36,700	1,157,536
Saipem S.p.A. (A)	72,000	1,214,212
		2,371,748
Japan - 29.03%
ACOM CO., LTD. (A)	20,000	1,451,790
Bank of Fukuoka, Ltd. (The) (A)	120,000	864,731
Canon Inc. (A)	36,070	1,947,840
CREDIT SAISON CO., LTD. (A)	48,000	2,105,801
DENSO CORPORATION (A)	41,000	1,188,301
Dentsu Inc. (A)*	290	822,623
FANUC LTD (A)	10,000	808,704
Honda Motor Co., Ltd. (A)	21,900	1,238,585
Hoya Corporation (A)	50,800	1,687,143
iShares MSCI Japan Index Fund	300,000	3,657,000
Japan Tobacco Inc. (A)	115	1,813,417
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	250	3,281,505
Mitsubishi Corporation (A)	144,000	2,841,563
Mitsubishi Estate Co., Ltd. (A)	62,000	850,954
Mizuho Financial Group, Inc. (A)	350	2,226,138
Nippon Telegraph and Telephone Corporation (A)	360	1,769,634
Nomura Holdings, Inc. (A)	62,300	966,483
ORIX Corporation (A)	12,300	2,221,292
SMC Corporation (A)	14,300	1,903,475
Sega Sammy Holdings Inc. (A)	49,200	1,941,735
Shinsei Bank, Limited (A)(B)	120,000	755,847
Sumitomo Mitsui Financial Group, Inc. (A)	120	1,131,128
TDK Corporation (A)	20,600	1,468,123
Taisei Corporation (A)	220,000	905,079
Tokyo Electric Power Company, Incorporated (The) (A)	32,000	809,056
Toyota Motor Corporation (A)	61,500	2,817,249
		43,475,196
Mexico - 1.09%
Cemex, S.A. de C.V., ADR	31,305	1,637,251

Netherlands - 1.05%
Royal DSM Heerlen (A)	40,000	1,571,735

Norway - 0.70%
Statoil ASA (A)	42,000	1,041,873

Russia - 1.54%
OAO LUKOIL, ADR	40,000	2,308,000

Singapore - 0.53%
DBS Group Holdings Ltd (A)	85,300	796,489

South Korea - 1.13%
Samsung Electronics Co., Ltd. (A)	3,000	1,692,249

Spain - 4.20%
Enagas, S.A. (A)	150,000	2,695,485
Fadesa Inmobiliaria, S.A. (A)	100,000	3,593,980
		6,289,465
Sweden - 1.24%
Telefonaktiebolaget LM Ericsson, B Shares (A)	510,000	1,862,034

Switzerland - 7.38%
Compagnie Financiere Richemont SA (A)	34,600	1,369,940
Credit Suisse Group, Registered Shares (A)	30,800	1,363,442
Holcim Ltd, Registered Shares (A)	22,400	1,487,392
Nestle S.A., Registered Shares (A)	10,280	3,009,981
Novartis AG, Registered Shares (A)	61,600	3,124,258
Zurich Financial Services, Registered Shares (A)*	4,100	698,432
		11,053,445
United Kingdom - 15.14%
BAE SYSTEMS plc (A)	150,000	908,746
BHP Billiton Plc (A)	164,700	2,660,809
BP p.l.c. (A)	300,000	3,563,556
British American Tobacco p.l.c. (A)	100,000	2,100,567
IG Group Holdings plc (A)(B)*	155,000	472,936
RHM plc (A)(B)*	450,000	2,436,552
Reckitt Benckiser plc (A)	51,500	1,568,644
Royal Bank of Scotland Group plc (The) (A)	75,900	2,153,885
Smiths Group plc (A)	51,500	871,065
tesco plc (A)	392,000	2,139,791
Vodafone Group Plc (A)	1,460,000	3,798,128
		22,674,679
United States - 1.31%
Inco Limited	23,600	1,117,460
Schlumberger Limited	10,000	843,800
		1,961,260

TOTAL COMMON STOCKS - 97.85%		$146,567,110

(Cost: $110,328,632)

SHORT-TERM SECURITY - 2.28%	Principal Amount in Thousands	Value

Finance Companies
BP Capital Markets p.l.c.,
3.88%, 10-3-05	$3,411	$3,410,265
(Cost: $3,410,265)

TOTAL INVESTMENT SECURITIES - 100.13%		$149,977,375

(Cost: $113,738,897)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.13%)		(196,032)

NET ASSETS - 100.00%		$149,781,343

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $4,844,216 or 3.23% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL FUND
      September 30, 2005
      (In Thousands, Except for Per Share and Share Amounts)

ASSETS
Investment securities - at value (cost - $113,739) (Notes 1 and 3)	$149,977
Receivables:
Dividends and interest	512
Fund shares sold	44
Prepaid and other assets	30

Total assets	150,563

LIABILITIES
Payable to Fund shareholders	339
Due to custodian	157
Accrued management fee (Note 2)	122
Accrued shareholder servicing (Note 2)	54
Accrued service fee (Note 2)	25
Accrued distribution fee (Note 2)	11
Accrued accounting services fee (Note 2)	5
Accrued administrative fee (Note 2)	1
Other	68

Total liabilities	782

Total net assets	$149,781

NET ASSETS
Capital paid in (shares authorized - unlimited)	$404,671
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	293
Accumulated undistributed net realized loss on investment transactions	(291,430)
Net unrealized appreciation in value of investments	36,247

Net assets applicable to outstanding units of capital	$149,781

Net asset value per share (net assets divided by shares outstanding):
Class A	$26.19
Class B	$24.25
Class C	$24.17
Class Y	$26.19
Advisor Class	$25.75
Class I	$26.51
Capital shares outstanding:
Class A	4,987,641
Class B	396,096
Class C	373,596
Class Y	9,456
Advisor Class	24
Class I	10,981

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $201)	$1,866
Interest and amortization	38

Total income	1,904

Expenses (Note 2):
Investment management fee	724
Shareholder servicing:
Class A	153
Class B	33
Class C	16
Class Y	-	*
Advisor Class	-	*
Class I	-	*
Service fee:
Class A	120
Class B	14
Class C	11
Class Y	-	*
Distribution fee:
Class A	1
Class B	41
Class C	33
Accounting services fee	27
Custodian fees	25
Audit fees	22
Administrative fee	7
Other	76

Total expenses	1,303

Net investment income	601

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	5,358
Realized net loss on foreign currency transactions	(64)

Realized net gain on investments	5,294
Unrealized appreciation in value of investments during the period	13,678

Net gain on investments	18,972

Net increase in net assets resulting from operations	$19,573

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$601	$(639)
Realized net gain on investments	5,294	14,032
Unrealized appreciation (depreciation)	13,678	(3,413)

Net increase in net assets resulting from operations	19,573	9,980

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)
Class I	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)
Class I	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	(18,882)	(46,593)

Total increase (decrease)	691	(36,613)
NET ASSETS
Beginning of period	149,090	185,703

End of period	$149,781	$149,090

Undistributed net investment income (loss)	$293	$(244)

(1)See "Financial Highlights" on pages 119 - 124.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$22.86		$21.34	$20.64		$16.35	$20.69	$26.20	$47.09

Income (loss) from investment operations:
Net investment income (loss)	0.13		(0.02)	(0.01)		(0.02)	0.06 (1)	0.05	0.19
Net realized and unrealized gain (loss) on investments	3.20		1.54	0.71		4.31	(4.40)	(5.56)	(12.44)

Total from investment operations	3.33		1.52	0.70		4.29	(4.34)	(5.51)	(12.25)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(8.60)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(8.64)

Net asset value, end of period	$26.19		$22.86	$21.34		$20.64	$16.35	$20.69	$26.20

Total return (2)	14.57%		7.12%	3.39%		26.24%	-20.96%	-21.03%	-17.26%
Net assets, end of period (in millions)	$131		$122	$125		$124	$127	$345	$588
Ratio of expenses to average net assets including reimbursement	1.65	%(3)	1.61%	1.69	%(3)	1.81%	1.89%	1.60%	1.66%
Ratio of net investment income (loss) to average net assets including reimbursement	0.97	%(3)	-0.15%	-0.26	%(3)	-0.07%	0.32%	0.18%	0.37%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	1.89%	1.66%	NA
Ratio of net investment income to average net assets excluding reimbursement	NA		NA	NA		NA	0.32%	0.12%	NA
Portfolio turnover rate	27%		76%	27%		136%	34%	43%	91%

(1)Based on average shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended			For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04			2003	2002	2001		2000

Net asset value, beginning of period	$21.30		$20.12		$19.52		$15.62	$20.03		$25.64	$46.78

Income (loss) from investment operations:
Net investment loss	(0.01	) (1)	(0.22	)(1)	(0.07)		(0.23)	(0.12	)(1)	(0.21)	(0.17)
Net realized and unrealized gain (loss) on investments	2.96	(1)	1.40	(1)	0.67		4.13	(4.29	)(1)	(5.40)	(12.33)

Total from investment operations	2.95		1.18		0.60		3.90	(4.41)		(5.61)	(12.50)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.60)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)	(8.64)

Net asset value, end of period	$24.25		$21.30		$20.12		$19.52	$15.62		$20.03	$25.64

Total return	13.85%		5.87%		3.08%		24.97%	-22.00%	-21.88%		-17.95%
Net assets, end of period (in millions)	$10		$17		$49		$55	$68		$137	$281
Ratio of expenses to average net assets including reimbursement	2.88	%(2)	2.75%		2.75	%(2)	2.84%	2.85%		2.54%	2.50%
Ratio of net investment loss to average net assets including reimbursement	-0.13	%(2)	-1.09%		-1.35	%(2)	-1.06%	-0.64%		-0.76%	-0.47%
Ratio of expenses to average net assets excluding reimbursement	NA		NA		NA		NA	2.85%		2.60%	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA		NA		NA	-0.64%		-0.82%	NA
Portfolio turnover rate	27%		76%		27%		136%	34%		43%	91%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05		3-31-05	3-31-04		2003	2002	2001		2000

Net asset value, beginning of period	$21.20		$20.00	$19.39		$15.52	$19.90		$25.46	$46.57

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.32)	(0.07)		(0.20)	(0.11	)(1)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	3.03		1.52	0.68		4.07	(4.27	)(1)	(5.35)	(12.28)

Total from investment operations	2.97		1.20	0.61		3.87	(4.38)		(5.56)	(12.47)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(8.60)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(8.64)

Net asset value, end of period	$24.17		$21.20	$20.00		$19.39	$15.52		$19.90	$25.46

Total return	14.01%		6.00%	3.15%		24.94%	-22.00%	-21.84%		-17.97%
Net assets, end of period (in millions)	$9		$9	$11		$12	$14		$26	$57
Ratio of expenses to average net assets including reimbursement	2.68	%(2)	2.64%	2.67	%(2)	2.80%	2.83%		2.54%	2.49%
Ratio of net investment loss to average net assets including reimbursement	-0.04	%(2)	-1.14%	-1.25	%(2)	-0.94%	-0.62%		-0.76%	-0.46%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	2.83%		2.60%	NA
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		NA	-0.62%		-0.82%	NA
Portfolio turnover rate	27%		76%	27%		136%	34%		43%	91%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 7-24-2003(1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$22.86		$21.35	$20.65		$17.69

Income (loss) from investment operations:
Net investment income (loss)	0.13		(0.09)	(0.02)		0.02
Net realized and unrealized gain on investments	3.20		1.60	0.72		2.94

Total from investment operations	3.33		1.51	0.70		2.96

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)

Net asset value, end of period	$26.19		$22.86	$21.35		$20.65

Total return	14.57%		7.07%	3.39%		16.73%
Net assets, end of period (in thousands)	$248		$229	$140		$135
Ratio of expenses to average net assets	1.62	%(2)	1.66%	1.76	%(2)	0.59	%(2)
Ratio of net investment income (loss) to average net assets	0.96	%(2)	-0.33%	-0.32	%(2)	0.24	%(2)
Portfolio turnover rate	27%		76%	27%		136	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended December 31,			For the period from 8-31-00 (2) to
	9-30-05	3-31-05		3-31-04		2003	2002 (3)	2001	12-31-00

Net asset value, beginning of period	$22.84		$21.66	$21.00		$16.85	$20.67	$26.25	$40.05

Income (loss) from investment operations:
Net investment income (loss)	(0.25)		(0.38)	(0.08)		(1.00)	(0.24)	0.01	0.02
Net realized and unrealized gain (loss) on investments	3.16		1.56	0.74		5.15	(3.58)	(5.59)	(5.18)

Total from investment operations	2.91		1.18	0.66		4.15	(3.82)	(5.58)	(5.16)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(8.60)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(8.64)

Net asset value, end of period	$25.75		$22.84	$21.66		$21.00	$16.85	$20.67	$26.25

Total return	12.74%		5.45%	3.14%		25.00%	-18.71%	-21.26%	-12.09%
Net assets, end of period (in thousands)	$1		$1	$1		$1	$2	$5	$4
Ratio of expenses to average net assets including reimbursement	4.65	%(4)	3.11%	2.35	%(4)	2.72%	3.46%	1.69%	2.10	%(4)
Ratio of net investment income (loss) to average net assets including reimbursement	-2.15	%(4)	-1.75%	-1.58	%(4)	-0.98%	-1.24%	0.09%	-0.08	%(4)
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	3.46%	1.75%	NA
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA		NA	NA		NA	-1.24%	0.03%	NA
Portfolio turnover rate	27%		76%	27%		136%	34%	43%	91	%(5)

(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Advisor Class Shares were outstanding for the period from 1-1-02 through 6-11-02 and from 7-3-02 through 12-31-02.
(4)Annualized.
(5)For the 12 months ended December 31, 2000.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL FUND
      Class I Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04	2003		2002	2001		2000

Net asset value, beginning of period	$23.13		$21.58	$20.86		$16.48	$20.85		$26.35	$47.09

Income (loss) from investment operations:
Net investment income (loss)	0.37		0.29	(0.00)		(0.08)	0.14 (2)		0.15	0.64
Net realized and unrealized gain (loss) on investments	3.01		1.26	0.72		4.46	(4.51	)(2)	(5.65)	(12.74)

Total from investment operations	3.38		1.55	0.72		4.38	(4.37)		(5.50)	(12.10)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(8.60)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(8.64)

Net asset value, end of period	$26.51		$23.13	$21.58		$20.86	$16.48		$20.85	$26.35

Total return	14.61%		7.18%	3.45%		26.58%	-20.95%	-20.87%		-16.92%
Net assets, end of period (in thousands)	$291		$345	$669		$684	$1,304	$17,062	$33,907
Ratio of expenses to average net assets including reimbursement	1.41	%(3)	1.47%	1.38	%(3)	1.66%	1.51%		1.24%	1.24%
Ratio of net investment income to average net assets including reimbursement	1.26	%(3)	0.20%	0.04	%(3)	0.06%	0.70%		0.54%	0.79%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	1.51%		1.30%	NA
Ratio of net investment income to average net assets excluding reimbursement	NA		NA	NA		NA	0.70%		0.48%	NA
Portfolio turnover rate	27%		76%	27%		136%	34%		43%	91%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL BALANCED FUND

Portfolio Highlights

On September 30, 2005, Ivy International Balanced Fund had net assets totaling $127,708,174 invested in a diversified portfolio of:

61.47%	Common Stocks and Right
30.18%	Other Government Securities
8.35%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$56.11
Pacific Basin	$25.78
Cash and Cash Equivalents	$8.35
Canada	$5.73
Caribbean	$1.42
Mexico	$1.07
Middle East	$0.91
Africa	$0.63

Other Government Securities	$30.18
Financial Services Stocks	$10.88
Utilities Stocks	$10.76
Cash and Cash Equivalents	$8.35
Technology Stocks	$5.11
Shelter Stocks	$4.32
Energy Stocks	$4.25
Miscellaneous Stocks	$3.34
Health Care Stocks	$3.21
Consumer Nondurables Stocks	$3.08
Capital Goods Stocks	$3.03
Retail Stocks	$2.81
Raw Materials Stocks	$2.80
Multi-Industry Stocks	$2.69
Consumer Services Stocks	$2.68
Consumer Durables Stocks	$2.51

The Investments of Ivy International Balanced Fund
September 30, 2005
COMMON STOCKS AND RIGHT	Shares	Value

Australia - 1.50%
National Australia Bank Limited (A)	54,242	$1,367,112
Qantas Airways Limited (A)	157,000	403,484
Qantas Airways Limited (A)(B)	54,528	140,135
		1,910,731
Belgium - 0.39%
Agfa-Gevaert N.V. (A)*	20,620	496,944

Bermuda - 1.42%
ACE Limited	22,750	1,070,843
XL Capital Ltd, Class A	10,870	739,486
		1,810,329
Canada - 1.42%
Barrick Gold Corporation (A)	35,400	1,026,043
Domtar Inc. (A)	122,610	787,733
		1,813,776
China - 0.90%
China Telecom Corporation Limited (A)	2,700,000	1,018,060
China Telecom Corporation Limited (A)(B)	360,000	135,741
		1,153,801
Denmark - 1.77%
Vestas Wind Systems A/S (A)*	93,333	2,254,973

Finland - 2.15%
Stora Enso Oyj, Class R (A)	103,390	1,421,704
UPM-Kymmene Corporation (A)	66,310	1,327,082
		2,748,786
France - 3.35%
AXA (A)	28,400	779,685
France Telecom (A)	21,604	620,116
SUEZ (A)	22,400	647,541
Sanofi-Aventis (A)	13,848	1,144,364
Total S.A. (A)	3,970	1,083,708
		4,275,414
Germany - 3.33%
Bayer Aktiengesellschaft (A)	20,100	738,819
Deutsche Post AG (A)	63,460	1,485,913
E.ON AG (A)	10,660	981,500
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	5,360	612,058
Volkswagen Aktiengesellschaft (A)	9,430	430,271
		4,248,561
Hong Kong - 2.37%
Bank of East Asia, Limited (The) (A)	136,200	398,554
Cheung Kong (Holdings) Limited (A)	108,000	1,219,584
Hutchison Whampoa Limited, Ordinary Shares (A)	136,000	1,406,915
		3,025,053
Israel - 0.91%
Check Point Software Technologies Ltd.*	47,610	1,155,971

Italy - 0.89%
Eni S.p.A. (A)	38,100	1,131,624

Japan - 5.40%
Hitachi, Ltd. (A)	150,000	950,095
KDDI CORPORATION (A)	196	1,105,052
Konica Minolta Holdings, Inc. (A)	55,500	504,568
Nintendo Co., Ltd. (A)	5,000	583,183
Nippon Telegraph and Telephone Corporation (A)	194	953,636
Nomura Holdings, Inc. (A)	36,900	572,443
Sony Corporation (A)	27,500	903,625
Takeda Chemical Industries, Ltd. (A)	22,300	1,328,001
		6,900,603
Mexico - 1.07%
Telefonos de Mexico, S.A. de C.V., ADR	64,280	1,367,236

Netherlands - 3.71%
Akzo Nobel N.V. (A)	21,570	940,377
ING Groep N.V., Certicaaten Van Aandelen (A)	46,290	1,378,774
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	48,410	1,286,555
Reed Elsevier NV (A)	82,170	1,133,861
		4,739,567
Norway - 1.71%
Norske Skogindustrier ASA (A)	43,870	647,934
Norske Skogindustrier ASA, Rights (A)*	43,870	77,015
Telenor ASA (A)	160,750	1,435,553
Telenor ASA (A)(B)	2,550	22,772
		2,183,274
Portugal - 0.55%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	76,340	697,381

Singapore - 1.10%
DBS Group Holdings Ltd (A)	33,000	308,138
Venture Corporation Limited (A)	128,000	1,096,862
		1,405,000
South Africa - 0.63%
Sappi Limited (A)	69,000	810,725

South Korea - 3.86%
KT Corporation, ADR	48,730	1,096,425
Kookmin Bank, ADR	16,440	974,070
POSCO, ADR	9,340	528,270
SK Telecom Co., Ltd., ADR	41,000	895,440
Samsung Electronics Co., Ltd. (A)	530	298,964
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,140,845
		4,934,014
Spain - 2.42%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	815,852
Iberdrola, S.A. (A)	17,743	495,855
Repsol YPF, S.A. (A)	39,250	1,271,932
Telefonica, S.A., ADR	10,025	494,433
Telefonica, S.A., Brazilian Depositary Receipts (A)	570	9,327
		3,087,399
Sweden - 2.23%
ForeningsSparbanken AB (A)	24,300	587,812
Nordea Bank AB, Finnish Depositary Receipts (A)	113,190	1,126,530
Securitas AB, Class B (A)	73,500	1,137,888
		2,852,230
Switzerland - 2.31%
Lonza Group Ltd, Registered Shares (A)	5,800	342,336
Nestle S.A., Registered Shares (A)	4,100	1,200,479
Swiss Reinsurance Company, Registered Shares (A)	11,950	784,727
UBS AG (A)	7,400	628,863
		2,956,405
Taiwan - 2.27%
Chunghwa Telecom Co., Ltd., ADR	24,700	457,197
Compal Electronics Inc., GDR	53,235	262,683
Compal Electronics Inc., GDR (B)	128,409	633,621
Lite-On Technology Corporation, GDR	75,868	847,024
Mega Financial Holding Company (A)*	1,107,000	700,506
		2,901,031
United Kingdom - 13.81%
AMVESCAP PLC (A)	26,400	171,347
BAE SYSTEMS plc (A)	179,510	1,087,527
BP p.l.c. (A)	82,800	983,541
Boots Group PLC (A)	64,600	693,295
British Sky Broadcasting Group plc (A)	134,780	1,332,373
Cadbury Schweppes plc (A)	72,900	735,442
Compass Group PLC (A)	608,600	2,213,862
GlaxoSmithKline plc (A)	42,970	1,092,837
Pearson plc (A)	82,670	960,855
Rentokil Initial plc (A)	376,520	1,097,373
Rolls-Royce plc (A)*	120,600	794,443
Royal Bank of Scotland Group plc (The) (A)	52,590	1,492,396
Royal Dutch Shell plc, Class B (A)	27,641	954,533
Shire Pharmaceuticals Group plc (A)	44,000	535,071
Smiths Group plc (A)	39,780	672,834
Unilever PLC (A)	95,630	998,483
Vodafone Group Plc (A)	437,630	1,138,476
Wm MORRISON SUPERMARKETS PLC (A)	216,740	679,475
		17,634,163

TOTAL COMMON STOCKS AND RIGHT- 61.47%		$78,494,991

(Cost: $64,844,195)

OTHER GOVERNMENT SECURITIES

Australia - 1.08%
New South Wales Treasury Corporation,
6.5%, 5-1-06 (B)(C)	AUD550	421,754
Queensland Treasury Corporation:
6.0%, 8-14-13 (C)	1,200	944,074
6.0%, 10-14-15 (C)	10	7,905
		1,373,733
Austria - 0.75%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	459,158
4.0%, 7-15-09 (C)	70	88,358
5.0%, 7-15-12 (C)	300	406,746
		954,262

Belgium - 0.64%
Belgium Government Bond:
4.75%, 9-28-06 (C)	EUR100	123,118
7.5%, 7-29-08 (C)	405	552,504
5.0%, 9-28-12 (C)	100	135,867
		811,489
Canada - 4.31%
Canadian Government Bond:
3.0%, 6-1-06 (C)	CAD950	816,206
3.25%, 12-1-06 (C)	3,550	3,053,024
4.5%, 9-1-07 (C)	1,040	913,880
6.0%, 6-1-11 (C)	748	718,388
		5,501,498
Denmark - 0.20%
Denmark Government Bond,
5.0%, 11-15-13 (C)	DKK1,400	258,556

Finland - 0.75%
Finland Government Bond:
3.0%, 7- 4-08 (C)	EUR400	487,691
5.0%, 4-25-09 (C)	60	78,008
5.75%, 2-23-11 (C)	280	386,377
		952,076
France - 1.33%
France Government Bond OAT:
4.0%, 10-25-09 (C)	712	901,457
4.0%, 4-25-13 (C)	620	796,787
		1,698,244
Germany - 0.71%
Deutsche Bundesrepublik:
6.0%, 7- 4-07 (C)	531	677,578
5.0%, 7- 4-11 (C)	170	228,118
		905,696
Ireland - 0.58%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	737,723

Italy - 0.95%
Italy Buoni Poliennali Del Tesoro:
7.75%, 11-1-06 (C)	EUR479	609,249
5.5%, 11-1-10 (C)	447	605,413
		1,214,662
Netherlands - 0.97%
Netherlands Government Bond,
5.75%, 2-15-07 (C)	990	1,244,840

New Zealand - 1.58%
New Zealand Government Bond:
7.0%, 7-15-09 (C)	NZD1,950	1,396,978
6.0%, 11-15-11 (C)	900	626,684
		2,023,662
Norway - 2.15%
Norway Government Bond,
6.75%, 1-15-07 (C)	NOK17,135	2,750,823

Poland - 2.92%
Poland Government Bond:
8.5%, 11-12-06 (C)	PLN2,410	771,004
8.5%, 5-12-07 (C)	1,100	358,302
6.0%, 5-24-09 (C)	4,275	1,369,367
6.25%, 10-24-15 (C)	3,250	1,115,758
5.75%, 9-23-22 (C)	320	108,484
		3,722,915
Singapore - 2.00%
Singapore Government Bond,
2.625%, 10-1-07 (C)	SGD4,300	2,557,764

South Korea - 3.30%
South Korea Treasury Bond:
4.75%, 3-3-07 (C)	KRW2,300,000	2,212,898
3.75%, 9-10-07 (C)	1,100,000	1,039,327
4.5%, 9-9-08 (C)	1,000,000	956,392
		4,208,617
Spain - 1.40%
Spain Government Bond:
10.15%, 1-31-06 (C)	EUR294	362,297
4.8%, 10-31-06 (C)	100	123,468
6.0%, 1-31-08 (C)	350	454,263
5.0%, 7-30-12 (C)	630	853,616
		1,793,644
Sweden - 2.07%
Sweden Government Bond:
8.0%, 8-15-07 (C)	SEK6,180	880,853
6.5%, 5-5-08 (C)	1,800	255,978
5.5%, 10-8-12 (C)	3,580	536,963
3.5%, 12-1-15 (C)(D)	6,234	972,421
		2,646,215
Thailand - 2.00%
Thailand Government Bond:
8.5%, 10-14-05 (C)	THB45,700	1,114,146
8.0%, 12-8-06 (C)	41,250	1,051,637
Thailand Treasury Bill:
0.0%, 2-23-06 (C)	12,900	311,147
0.0%, 3-9-06 (C)	3,420	82,372
		2,559,302
United Kingdom - 0.49%
United Kingdom Treasury,
7.5%, 12-7-06 (C)	GBP343	627,574

TOTAL OTHER GOVERNMENT SECURITIES - 30.18%		$38,543,295

(Cost: $34,595,081)

SHORT-TERM SECURITIES

Banks - 4.16%
Rabobank USA Financial Corp. (Rabobank Nederland),
3.88%, 10-3-05	$5,313	5,311,855

Finance Companies - 0.65%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	830	829,821

Security and Commodity Brokers - 1.25%
UBS Finance Delaware LLC (UBS AG),
3.75%, 10-17-05	1,600	1,597,333

TOTAL SHORT-TERM SECURITIES - 6.06%		$7,739,009

(Cost: $7,739,009)

TOTAL INVESTMENT SECURITIES - 97.71%		$124,777,295

(Cost: $107,178,285)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.29%		2,930,879

NET ASSETS - 100.00%		$127,708,174

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $2,494,868 or 1.95% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, DKK - Danish Krone, EUR - Euro, GBP - Great Britain Pound, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).
(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL BALANCED FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $107,178) (Notes 1 and 3)	$124,777
Cash denominated in foreign currencies (cost - $436)	435
Receivables:
Investment securities sold	3,044
Dividends and interest	1,150
Fund shares sold	392
Prepaid and other assets	24

Total assets	129,822

LIABILITIES
Payable for investment securities purchased	1,381
Due to custodian	391
Payable to Fund shareholders	159
Accrued management fee (Note 2)	73
Accrued shareholder servicing (Note 2)	36
Accrued service fee (Note 2)	26
Accrued distribution fee (Note 2)	8
Accrued accounting services fee (Note 2)	5
Other	35

Total liabilities	2,114

Total net assets	$127,708

NET ASSETS
Capital paid in (shares authorized - unlimited)	$105,078
Accumulated undistributed income:
Accumulated undistributed net investment income	870
Accumulated undistributed net realized gain
on investment transactions	4,177
Net unrealized appreciation in value of investments	17,583

Net assets applicable to outstanding units of capital	$127,708

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.08
Class B	$15.04
Class C	$15.05
Class Y	$15.07
Capital shares outstanding:
Class A	7,601
Class B	313
Class C	522
Class Y	36

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL BALANCED FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $164)	$1,368
Interest and amortization	860

Total income	2,228

Expenses (Note 2):
Investment management fee	417
Shareholder servicing:
Class A	134
Class B	13
Class C	12
Class Y	1
Service fee:
Class A	124
Class B	5
Class C	8
Class Y	1
Distribution fee:
Class A	11
Class B	15
Class C	24
Custodian fees	39
Registration fees	32
Accounting services fee	32
Audit fees	15
Other	24

Total expenses	907

Net investment income	1,321

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,510
Realized net gain on foreign currency transactions	61

Realized net gain on investments	2,571
Unrealized appreciation in value of investments during the period	714

Net gain on investments	3,285

Net increase in net assets resulting from operations	$4,606

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL BALANCED FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,321	$1,257
Realized net gain on investments	2,571	2,637
Unrealized appreciation	714	7,031

Net increase in net assets resulting from operations	4,606	10,925

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(743)	(1,453)
Class B	(4)	(11)
Class C	(15)	(12)
Class Y	(4)	(5)
Realized gains on investment transactions:
Class A	(-)	(393)
Class B	(-)	(9)
Class C	(-)	(9)
Class Y	(-)	(2)

	(766)	(1,894)

Capital share transactions (Note 5)	19,160	35,237

Total increase	23,000	44,268
NET ASSETS
Beginning of period	104,708	60,440

End of period	$127,708	$104,708

Undistributed net investment income	$870	$254

(1)See "Financial Highlights" on pages 137 - 140.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended	For the fiscal year ended September 30,
	9-30-05	3-31-05		3-31-04	2003		2002	2001	2000

Net asset value, beginning of period	$14.63		$13.07	$11.33		$8.72	$9.28	$11.59	$11.80

Income (loss) from investment operations:
Net investment income	0.16		0.22	0.09		0.21	0.18	0.18	0.23
Net realized and unrealized gain (loss) on investments	0.39		1.69	1.83		2.40	(0.59)	(1.28)	0.50

Total from investment operations	0.55		1.91	1.92		2.61	(0.41)	(1.10)	0.73

Less distributions from:
Net investment income	(0.10)		(0.28)	(0.18)		(0.00)	(0.00)	(0.11)	(0.36)
Capital gains	(0.00)		(0.07)	(0.00)		(0.00)	(0.13)	(1.10)	(0.58)
Tax return of capital	(0.00)		(0.00)	(0.00)		(0.00)	(0.02)	(0.00)	(0.00)

Total distributions	(0.10)		(0.35)	(0.18)		(0.00)	(0.15)	(1.21)	(0.94)

Net asset value, end of period	$15.08		$14.63	$13.07		$11.33	$8.72	$9.28	$11.59

Total return (1)	3.77%		14.81%	17.05%		29.93%	-4.62%	-10.57%	6.26%
Net assets, end of period (in millions)	$115	$97		$60	$46		$36	$40	$48
Ratio of expenses to average net assets including reimbursement	1.44	%(2)	1.42%	1.54	%(2)(3)	1.67%	1.62%	1.62%	1.52%
Ratio of net investment income to average net assets including reimbursement	2.32	%(2)	1.71%	1.43	%(2)(3)	2.06%	1.84%	1.60%	1.92%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	1.60	%(2)(3)	1.71%	1.72%	1.73%	1.65%
Ratio of net investment income to average net assets excluding reimbursement	NA		NA	1.37	%(2)(3)	2.02%	1.74%	1.49%	1.79%
Portfolio turnover rate	8%		16%	15%		39%	48%	36%	44%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$14.59		$13.04	$12.34

Income from investment operations:
Net investment income	0.05		0.03 (2)	0.19
Net realized and unrealized gain on investments	0.42		1.70 (2)	0.69

Total from investment operations	0.47		1.73	0.88

Less distributions from:
Net investment income	(0.02)		(0.11)	(0.18)
Capital gains	(0.00)		(0.07)	(0.00)

Total distributions	(0.02)		(0.18)	(0.18)

Net asset value, end of period	$15.04		$14.59	$13.04

Total return	3.18%		13.37%	7.18%
Net assets, end of period (in thousands)	$4,708		$3,049	$225
Ratio of expenses to average net assets	2.61	%(3)	2.64%	3.01	%(3)
Ratio of net investment income to average net assets	1.03	%(3)	0.20%	1.09	%(3)
Portfolio turnover rate	8%		16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$14.60		$13.04	$12.34

Income from investment operations:
Net investment income	0.05		0.07 (2)	0.19
Net realized and unrealized gain on investments	0.43		1.69 (2)	0.69

Total from investment operations	0.48		1.76	0.88

Less distributions from:
Net investment income	(0.03)		(0.13)	(0.18)
Capital gains	(0.00)		(0.07)	(0.00)

Total distributions	(0.03)		(0.20)	(0.18)

Net asset value, end of period	$15.05		$14.60	$13.04

Total return	3.31%		13.58%	7.18%
Net assets, end of period (in thousands)	$7,852		$3,968	$307
Ratio of expenses to average net assets	2.33	%(3)	2.44%	2.86	%(3)
Ratio of net investment income to average net assets	1.24	%(3)	0.44%	1.13	%(3)
Portfolio turnover rate	8%		16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$14.63		$13.07	$12.34

Income from investment operations:
Net investment income	0.16	(2)	0.24 (2)	0.21
Net realized and unrealized gain on investments	0.38	(2)	1.67 (2)	0.70

Total from investment operations	0.54		1.91	0.91

Less distributions from:
Net investment income	(0.10)		(0.28)	(0.18)
Capital gains	(0.00)		(0.07)	(0.00)

Total distributions	(0.10)		(0.35)	(0.18)

Net asset value, end of period	$15.07		$14.63	$13.07

Total return	3.72%		14.84%	7.47%
Net assets, end of period (in thousands)	$546		$397	$185
Ratio of expenses to average net assets	1.43	%(3)	1.40%	1.79	%(3)
Ratio of net investment income to average net assets	2.28	%(3)	1.72%	2.00	%(3)
Portfolio turnover rate	8%		16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL VALUE FUND

Portfolio Highlights

On September 30, 2005, Ivy International Value Fund had net assets totaling $56,715,138 invested in a diversified portfolio of:

90.68%	Common Stocks
9.32%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$55.01
Pacific Basin	$31.30
Cash and Cash Equivalents	$9.32
United States	$2.17
Canada	$1.43
South America	$0.77

Financial Services Stocks	$25.60
Capital Goods Stocks	$10.70
Energy Stocks	$10.09
Cash and Cash Equivalents	$9.32
Utilities Stocks	$8.19
Shelter Stocks	$7.90
Consumer Goods Stocks	$7.13
Multi-Industry Stocks	$6.69
Raw Materials Stocks	$4.84
Business Equipment and Services Stocks	$3.07
Consumer Services Stocks	$2.86
Technology Stocks	$2.46
Health Care Stocks	$1.15

The Investments of Ivy International Value Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Australia - 0.50%
Westpac Banking Corporation (A)	17,800	$286,417

Austria - 3.74%
OMV Aktiengesellschaft (A)	25,000	1,484,770
Raiffeisen International Bank-Holding AG (A)*	9,500	634,325
		2,119,095
Belgium - 1.93%
Fortis (A)	30,000	867,243
KBC Group NV (A)	2,800	226,841
		1,094,084
Brazil - 0.77%
Companhia Vale do Rio Doce, ADR	10,000	438,600

Canada - 1.43%
EnCana Corporation (A)	13,900	811,142

Finland - 2.29%
Neste Oil Corporation (A)(B)*	35,000	1,297,018

France - 6.20%
ALSTOM (A)*	2,500	118,697
Nexity (A)	10,000	504,840
Peugeot S.A. (A)	10,000	679,130
Sanofi-Aventis (A)	7,872	650,522
Technip-Coflexip (A)	16,000	946,984
Unibail Holding (A)	2,000	290,403
Vivendi Universal (A)	10,000	326,463
		3,517,039
Germany - 7.57%
Bayerische Hypo- und Vereinsbank AG (A)*	28,500	801,614
Commerzbank Aktiengesellschaft (A)	38,000	1,040,499
Continental Aktiengesellschaft (A)	8,000	656,580
elexis AG (A)*	30,000	768,078
Hypo Real Estate Holding AG (A)	10,000	507,244
IVG Immobilien AG (A)(B)*	25,000	516,559
		4,290,574
Hong Kong - 1.01%
Beijing Capital Land Limited, Class H (A)	2,000,000	573,646

Ireland - 1.11%
Bank of Ireland (A)	40,000	629,848

Italy - 2.83%
BUZZI UNICEM SpA (A)	30,000	471,665
Banca Popolare di Milano Scarl (A)*	50,000	512,353
Beni Stabili SpA (A)	300,000	316,246
Fondiaria-SAI S.p.A. (A)	10,000	303,505
		1,603,769
Japan - 28.16%
Asatsu-DK Inc. (A)	12,000	374,224
Bank of Fukuoka, Ltd. (The) (A)	100,000	720,610
Chubu Electric Power Company, Incorporated (A)	20,000	488,041
Electric Power Development Co., Ltd. (A)(B)	30,000	1,001,630
Hokuhoku Financial Group, Inc. (A)	200,000	754,085
Ichiyoshi Securities Co., Ltd. (A)	100,000	1,132,890
iShares MSCI Japan Index Fund	200,000	2,438,000
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	90	1,181,342
Kubota Corporation (A)	100,000	692,420
Mitsubishi Corporation (A)	45,000	887,988
Mitsubishi Estate Co., Ltd. (A)	22,000	301,951
Mitsui Trust Holdings, Inc. (A)	25,000	346,210
Mizuho Financial Group, Inc. (A)	120	763,247
Nikko Exchange Traded Index (A)	8,410	1,017,216
Nippon Telegraph and Telephone Corporation (A)	120	589,878
Nishi-Nippon City Bank, Ltd. (The) (A)	100,000	495,970
Secom Co., Ltd. (A)	10,000	480,994
Sega Sammy Holdings Inc. (A)	20,000	789,323
Sumitomo Mitsui Financial Group, Inc. (A)	100	942,607
Tochigi Bank, Ltd. (The) (A)	50,000	355,460
Tokyo Electric Power Company, Incorporated (The) (A)	8,500	214,906
		15,968,992
Korea - 1.63%
iShares MSCI South Korea Index Fund	10,000	394,500
Kyeryong Construction Industrial Co. Ltd (A)	20,000	528,588
		923,088
Netherlands - 4.12%
Royal Boskalis Westminster nv, Certicaaten Van Aandelen (A)	8,800	437,913
Royal DSM Heerlen (A)	20,000	785,868
SBM Offshore N.V. (A)	10,000	834,188
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	15,000	279,104
		2,337,073
Norway - 1.53%
Stolt Offshore S.A. (A)*	75,000	867,274

Spain - 7.92%
Altadis, S.A. (A)	10,000	447,985
Enagas, S.A. (A)	70,000	1,257,893
Fadesa Inmobiliaria, S.A. (A)	40,000	1,437,592
Fadesa Inmobiliaria, S.A. (A)(B)	15,000	539,097
Repsol YPF, S.A. (A)	25,000	810,148
		4,492,715
Switzerland - 3.94%
Chocoladefabriken Lindt & Sprungli AG Registered Shares (A)	30	495,983
Credit Suisse Group, Registered Shares (A)	10,700	473,663
Holcim Ltd, Registered Shares (A)	7,750	514,611
Verwaltungs- und Privat-Bank Aktiengesellschaft (A)	3,000	493,665
Zurich Financial Services, Registered Shares (A)*	1,500	255,524
		2,233,446
United Kingdom - 11.83%
BAE SYSTEMS plc (A)	100,000	605,831
BHP Billiton Plc (A)	60,600	979,023
British American Tobacco p.l.c. (A)	40,000	840,227
RHM plc (A)(B)*	150,000	812,184
Royal Bank of Scotland Group plc (The) (A)	27,900	791,744
Royal Dutch Shell plc, Class A (A)	40,000	1,320,758
Vedanta Resources plc (A)(B)	25,200	266,671
Vodafone Group Plc (A)	420,000	1,092,612
		6,709,050
United States - 2.17%
Inco Limited	15,000	710,250
iShares MSCI EAFE Index Fund	9,000	522,810
		1,233,060

TOTAL COMMON STOCKS - 90.68%		$51,425,930

(Cost: $39,083,638)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 3.52%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	$2,000	1,999,569

Security and Commodity Brokers - 5.30%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	2,007	2,006,569
UBS Finance Delaware LLC (UBS AG),
3.75%, 10-17-05	1,000	998,333
		3,004,902

TOTAL SHORT-TERM SECURITIES - 8.82%		$5,004,471

(Cost: $5,004,471)

TOTAL INVESTMENT SECURITIES - 99.50%		$56,430,401

(Cost: $44,088,109)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.50%		284,737

NET ASSETS - 100.00%		$56,715,138

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $4,433,159 or 7.82% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL VALUE FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $44,088) (Notes 1 and 3)	$56,430
Cash denominated in foreign currencies (cost - $175)	175
Receivables:
Investment securities sold	512
Fund shares sold	182
Dividends and interest	147
Prepaid and other assets	29

Total assets	57,475

LIABILITIES
Payable for investment securities purchased	502
Payable to Fund shareholders	91
Due to custodian	50
Accrued management fee (Note 2)	44
Accrued shareholder servicing (Note 2)	20
Accrued distribution fee (Note 2)	14
Accrued service fee (Note 2)	11
Accrued accounting services fee (Note 2)	3
Accrued administrative fee (Note 2)	1
Other	24

Total liabilities	760

Total net assets	$56,715

NET ASSETS
Capital paid in (shares authorized - unlimited)	$53,431
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	74
Accumulated undistributed net realized loss on investment transactions	(9,133)
Net unrealized appreciation in value of investments	12,343

Net assets applicable to outstanding units of capital	$56,715

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.45
Class B	$12.59
Class C	$12.58
Class Y	$13.50
Advisor Class	$13.36
Capital shares outstanding:
Class A	2,397
Class B	1,249
Class C	651
Class Y	40
Advisor Class	1

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL VALUE FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $58)	$588
Interest and amortization	72

Total income	660

Expenses (Note 2):
Investment management fee	240
Distribution fee:
Class A	3
Class B	63
Class C	27
Shareholder servicing:
Class A	35
Class B	26
Class C	12
Class Y	-	*
Advisor Class	-	*
Service fee:
Class A	27
Class B	21
Class C	9
Class Y	1
Registration fees	31
Audit fees	20
Accounting services fee	15
Custodian fees	13
Administrative fee	3
Other	16

Total expenses	562

Net investment income	98

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,305
Realized net loss on foreign currency transactions	(17)

Realized net gain on investments	2,288
Unrealized appreciation in value of investments during the period	5,056

Net gain on investments	7,344

Net increase in net assets resulting from operations	$7,442

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL VALUE FUND
      (In Thousands)

	For the six months ended	For the fiscal year ended
	September 30, 2005	March 31, 2005

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$98	$(152)
Realized net gain on investments	2,288	4,881
Unrealized appreciation	5,056	291

Net increase in net assets resulting from operations	7,442	5,020

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	5,129	(2,781)

Total increase	12,571	2,239
NET ASSETS
Beginning of period	44,144	41,905

End of period	$56,715	$44,144

Undistributed net investment income (loss)	$74	$(7)

(1)See "Financial Highlights" on pages 149 - 153.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04		2003	2002		2001	2000

Net asset value, beginning of period	$11.61		$10.14	$9.73		$7.65	$9.10		$11.01		$11.99

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)		(0.02)	0.08	(1)	0.07		0.14
Net realized and unrealized gain (loss) on investments	1.85		1.49	0.42		2.10	(1.53	) (2)	(1.96	)(2)	(1.01)

Total from investment operations	1.84		1.47	0.41		2.08	(1.45)		(1.89)		(0.87)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.02)		(0.04)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)		(0.07)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.02)		(0.11)

Net asset value, end of period	$13.45		$11.61	$10.14		$9.73	$7.65		$9.10		$11.01

Total return (3)	15.85%		14.50%	4.21%		27.19%	-15.93	%(2)	-17.17	%(2)	-7.25%
Net assets, end of period (in millions)	$32		$17	$10		$9	$8		$13		$24
Ratio of expenses to average net assets including reimbursement	1.94	%(4)	1.99%	2.16	%(4)	2.28%	1.77%		1.77%		1.74%
Ratio of net investment income (loss) to average net assets including reimbursement	0.69	%(4)	0.09%	-0.41	%(4)	-0.19%	0.91%		0.58%		0.96%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		NA	2.32%		2.15%		1.92%
Ratio of net investment income to average net assets excluding reimbursement	NA		NA	NA		NA	0.36%		0.20%		0.78%
Portfolio turnover rate	43%		106%	23%		148%	48%		39%		36%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$10.91	$9.60	$9.24	$7.32	$8.97	$10.94	$11.91

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.08)	(0.03)	(0.08)	0.01	(1)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	1.70	1.39	0.39	2.00	(1.66)	(1.93)	(0.96)

Total from investment operations	1.68	1.31	0.36	1.92	(1.65)	(1.95)	(0.94)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.01)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.03)

Net asset value, end of period	$12.59	$10.91	$9.60	$9.24	$7.32	$8.97	$10.94

Total return	15.40%	13.65%	3.90%	26.23%	-18.39%	-17.84%	-7.94%
Net assets, end of period (in millions)	$16	$20	$24	$25	$28	$46	$76
Ratio of expenses to average net assets including reimbursement	2.73	%(2)	2.76%	2.91	%(2)	2.95%	2.50%	2.50%	2.51%
Ratio of net investment income (loss) to average net assets including reimbursement	0.18	%(2)	-0.58%	-1.20	%(2)	-0.82%	0.18%	-0.15%	0.20%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	NA	3.05%	2.88%	2.69%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA	NA	NA	NA	-0.37%	-0.53%	0.02%
Portfolio turnover rate	43%	106%	23%	148%	48%	39%	36%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$10.90	$9.59	$9.23	$7.32	$8.97	$10.94	$11.92

Income (loss) from investment operations:
Net investment income (loss)	0.00	(0.07)	(0.03)	(0.08)	0.01	(1)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	1.68	1.38	0.39	1.99	(1.66)	(1.93)	(0.97)

Total from investment operations	1.68	1.31	0.36	1.91	(1.65)	(1.95)	(0.95)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.01)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.03)

Net asset value, end of period	$12.58	$10.90	$9.59	$9.23	$7.32	$8.97	$10.94

Total return	15.41%	13.66%	3.90%	26.09%	-18.39%	-17.84%	-7.97%
Net assets, end of period (in millions)	$8	$7	$8	$8	$9	$16	$30
Ratio of expenses to average net assets including reimbursement	2.76	%(2)	2.79%	3.01	%(2)	3.01%	2.50%	2.51%	2.51%
Ratio of net investment income (loss) to average net assets including reimbursement	0.03	%(2)	-0.63%	-1.30	%(2)	-0.82%	0.18%	-0.16%	0.19%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	NA	3.05%	2.89%	2.69%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA	NA	NA	NA	-0.37%	-0.54%	0.01%
Portfolio turnover rate	43%	106%	23%	148%	48%	39%	36%

(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$11.64		$10.15	$9.74		$8.16

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.01)	(0.01)		(0.01)
Net realized and unrealized gain on investments	1.87		1.50	0.42		1.59

Total from investment operations	1.86		1.49	0.41		1.58

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)

Net asset value, end of period	$13.50		$11.64	$10.15		$9.74

Total return	15.98%		14.68%	4.21%		19.36%
Net assets, end of period (in thousands)	$541		$294	$145		$125
Ratio of expenses to average net assets	1.82	%(2)	1.82%	2.08	%(2)	1.47	%(2)
Ratio of net investment income (loss) to average net assets	0.73	%(2)	0.29%	-0.31	%(2)	-0.38	%(2)
Portfolio turnover rate	43%		106%	23%		148	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL VALUE FUND
      Advisor Class Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$11.52	$10.04	$9.63	$7.54	$9.14	$11.03	$11.99

Income (loss) from investment operations:
Net investment income (loss)	0.08	(2)	0.03	(2)	(0.00)	0.67	0.10	(2)	0.11	0.50
Net realized and unrealized gain (loss) on investments	1.76	(2)	1.45	(2)	0.41	1.42	(1.70	)(2)	(1.98)	(1.33)

Total from investment operations	1.84	1.48	0.41	2.09	(1.60)	(1.87)	(0.83)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.05)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.08)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.13)

Net asset value, end of period	$13.36	$11.52	$10.04	$9.63	$7.54	$9.14	$11.03

Total return	15.97%	14.74%	4.26%	27.72%	-17.51%	-17.03%	-6.90%
Net assets, end of period (in thousands)	$7	$31	$41	$39	$124	$377	$668
Ratio of expenses to average net assets including reimbursement	1.88	%(3)	1.91%	1.62	% (3)	2.59%	1.50%	1.47%	1.35%
Ratio of net investment income to average net assets including reimbursement	1.31	%(3)	0.29%	0.11	% (3)	1.43%	1.18%	0.89%	1.36%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	NA	2.05%	1.85%	1.53%
Ratio of net investment income to average net assets excluding reimbursement	NA	NA	NA	NA	0.63%	0.51%	1.18%
Portfolio turnover rate	43%	106%	23%	148%	48%	39%	36%

(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MORTGAGE SECURITIES FUND

Portfolio Highlights

On September 30, 2005, Ivy Mortgage Securities Fund had net assets totaling $259,146,236 invested in a diversified portfolio of:

53.06%	United States Government Bonds
44.64%	Corporate Bonds
2.30%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

United States Government Bonds	$53.06
Corporate Bonds:
Finance Companies	$44.10
Other	$0.54
Cash and Cash Equivalents	$2.30

The Investments of Ivy Mortgage Securities Fund
September 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies - 44.10%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	$175	$180,443
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	1,851	1,877,037
ABFS Mortgage Loan Trust 2002- 4,
7.423%, 12-15-33	1,485	1,504,601
Asset Securitization Corporation (Interest Only):
1.6584%, 10-13-26 (A)	9,305	329,626
2.33%, 8-13-29	7,643	630,266
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,800	1,894,787
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	1,745	1,750,781
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	1,170	1,174,548
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-PB1,
6.15%, 5-11-35 (A)	2,000	2,062,330
Series 2002-2,
6.2%, 7-11- 43 (A)	1,200	1,221,619
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,271	1,309,763
Banc of America Funding Corporation,
5.01850%, 9-20-34	1,607	1,591,524
Banc of America Mortgage Trust 2004-2:
5.0%, 3-25-19	338	331,504
5.0%, 3-25-19	263	255,986
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	456	444,560
4.875%, 4-25-19	244	236,035
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,839,991
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	582
2.57%, 3-25-11 (A)	10	250
7.54%, 5-31-17 (A)	124	6,193
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	1,488	1,487,763
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000	2,078,638
7.015%, 1-10-28	1,448	1,488,803
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9,
4.943%, 9-11- 42	1,850	1,830,761
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	899	911,272
C-Bass Mortgage Loan Asset-Backed Certificates:
Series 2005-CB1,
4.974%, 1-25-35	2,800	2,744,987
Series 2005-CB3,
5.109%, 12-25-34	1,254	1,224,950
Series 2005-CB6,
4.27063%, 7-25-35	590	590,000
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,409,191
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	2,301	2,261,421
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,743	2,668,504
Chase Mortgage Finance Trust:
Series 2003-S2,
5.0%, 3-25-18	1,293	1,290,255
Series 2003-S11,
5.5%, 10-25-33	1,077	1,066,968
Citicorp Mortgage Securities, Inc.,
6.27124%, 9-25-14	370	369,409
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	45	45,378
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,200	1,221,563
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.42%, 12-15-35 (A)	1,050	1,035,796
4.8%, 12-15-35 (A)	1,275	1,248,624
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36	5,000	4,912,791
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	869	878,851
FFCA Secured Lending Corporation:
4.88938%, 2-18-22 (A)	1,500	1,400,421
5.13938%, 2-18-22 (A)	1,000	925,397
First Franklin Mortgage Loan Trust 2004-FFB,
5.7341%, 6-25-24	2,175	2,190,790
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (A)	307	307,213
GRMT Fairbanks Trust,
5.89625%, 6-20-32 (A)	798	805,583
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	881	854,193
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	1,230	1,203,263
5.25%, 11-25-32 (A)	573	563,441
Green Tree Financial Corporation:
7.65%, 4-15-19	1,089	1,132,440
8.3%, 11-15-19	272	283,965
9.1%, 4-15-25	1,075	1,344,302
Hilton Hotel Pool Trust:
4.21625%, 10-3-15 (A)	500	502,870
7.653%, 10-3-15 (A)	1,345	1,440,877
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	1,000	990,718
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	2,300	2,422,731
J.P. Morgan Mortgage Trust 2004-A3,
4.32075%, 7-25-34	1,785	1,743,299
J.P. Morgan Mortgage Trust 2005-S2,
5.66485%, 9-25-35	2,320	2,315,921
LB Commercial Mortgage Trust,
6.0%, 10-15-35 (A)	1,780	1,812,285
Lehman ABS Manufactured Housing Contract Trust 2001-B,
5.873%, 5-15-22	1,109	1,126,131
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,719	1,707,755
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	790	788,989
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	104	104,130
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	448	463,158
6.497%, 8-15-37	1,630	1,655,651
Mid-State Trust:
7.34%, 7-1-35	1,742	1,834,384
7.4%, 7-1-35	1,644	1,727,019
7.79%, 7-1-35	722	758,645
Money Store Trust 1998-B (The),
3.91813%, 8-15-29	2,493	2,492,699
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (Interest Only) (A)	33,476	1,181,214
5.88%, 11-28-35 (A)	680	654,299
5.88%, 11-28-35 (A)	340	335,755
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	1,000	948,326
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.0%, 3-15-30 (A)	1,650	1,719,607
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (A)	697	711,681
7.375%, 8-15-27	622	640,006
Origen Manufactured Housing Contract Trust 2004-A:
2.02%, 10-15-13	51	50,931
5.7%, 1-15-35	543	548,112
5.91%, 1-15-35	1,600	1,614,918
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400	390,609
Origen Manufactured Housing Contract Trust 2005-A,
4.97%, 10-15-21	935	929,116
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,534,314
Prudential Home Mortgage Securities:
6.98%, 9-28-08 (A)	22	22,198
6.73%, 4-28-24 (A)	7	6,824
8.03304%, 9-28-24 (A)	37	36,634
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,580	2,595,613
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	2,000	2,010,457
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	1,075	1,056,792
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	381	363,645
4.5%, 5-25-19	190	179,635
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30	2,016	2,106,550
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	59	59,164
Structured Asset Mortgage Investments, Inc.:
6.75%, 4-30-30	27	27,268
6.75%, 4-30-30	12	12,404
Structured Asset Securities Corporation:
5.63%, 5-25-34	1,100	1,096,405
6.0%, 6-25-34	2,750	2,768,037
Vanderbilt Mortgage and Finance, Inc.:
7.525%, 7-7-14	112	113,202
7.07%, 12-7-14	384	389,257
7.955%, 12-7-24	1,000	1,061,870
7.525%, 11-7-26	915	949,634
Wells Fargo Mortgage Backed Securities: 2003-K Trust (The),
4.52024%, 11-25-33	1,200	1,178,979
2004-1 Trust (The),
5.5%, 2-25-34	1,690	1,674,768
		114,274,845
Real Estate Investment Trust - 0.29%
Covenant Retirement Communities, Inc.,
7.0%, 6-1-06	750	750,074

Security and Commodity Brokers - 0.25%
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	658	656,487

TOTAL CORPORATE DEBT SECURITIES - 44.64%		$115,681,406

(Cost: $117,032,448)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.0%, 4-1-17	2,124	2,182,574
5.5%, 12-1-17	1,015	1,031,965
5.5%, 9-1-19	2,047	2,077,557
5.5%, 5-1-20	2,180	2,211,994
3.5%, 2-15-30	2,000	1,892,785
6.5%, 9-1-32	1,518	1,573,812
5.5%, 5-1-34	1,706	1,713,010
5.5%, 5-1-34	1,262	1,267,084
6.5%, 5-1-34	1,385	1,424,526
5.5%, 10-1-34	1,382	1,384,277
5.5%, 7-1-35	3,926	3,928,398
5.5%, 10-1-35	5,275	5,275,000
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 1-1-18	681	700,588
5.5%, 2-1-18	636	646,233
5.5%, 3-1-18	2,985	3,029,946
5.0%, 5-1-18	1,911	1,908,951
5.0%, 10-1-18	2,002	1,998,420
5.0%, 11-1-19	2,000	1,994,376
5.5%, 10-1-20	3,500	3,550,313
5.5%, 2-1-24	728	732,874
6.0%, 8-1-29	576	586,997
7.0%, 11-1-31	292	306,447
6.5%, 2-1-32	264	272,768
6.5%, 2-1-32	217	224,085
6.5%, 2-1-32	191	198,022
7.0%, 2-1-32	381	400,490
7.0%, 3-1-32	534	561,645
6.5%, 4-1-32	112	116,013
6.5%, 5-1-32	206	213,221
6.5%, 7-1-32	1,010	1,050,765
6.0%, 9-1-32	215	219,936
6.0%, 10-1-32	1,347	1,378,011
6.0%, 10-1-32	1,304	1,336,239
6.5%, 10-1-32	100	103,664
6.0%, 11-1-32	1,160	1,189,137
6.0%, 11-1-32	680	697,260
6.0%, 3-1-33	1,727	1,770,074
6.0%, 3-1-33	1,596	1,632,483
6.0%, 3-1-33	1,213	1,243,126
6.0%, 3-1-33	333	341,176
5.5%, 4-1-33	2,203	2,205,989
5.5%, 5-1-33	766	765,826
5.5%, 5-1-33	384	384,915
6.0%, 6-1-33	2,381	2,420,743
5.0%, 11-1-33	2,117	2,076,844
6.0%, 12-1-33	729	745,657
5.0%, 1-1-34	2,083	2,044,251
5.0%, 3-1-34	4,364	4,282,344
5.0%, 3-1-34	475	466,068
5.5%, 3-1-34	3,380	3,392,400
5.5%, 4-1-34	2,559	2,568,153
5.5%, 4-1-34	3,048	3,047,724
5.0%, 5-1-34	223	218,145
5.5%, 7-1-34	2,277	2,284,845
6.0%, 8-1-34	823	837,048
5.5%, 9-1-34	1,826	1,828,086
6.0%, 9-1-34	1,505	1,530,742
6.5%, 9-1-34	2,791	2,872,318
5.5%, 10-1-34	2,580	2,581,350
5.5%, 11-1-34	987	987,595
6.0%, 11-1-34	731	743,642
6.5%, 11-1-34	138	141,979
6.0%, 12-1-34	7,445	7,570,576
5.5%, 1-1-35	931	931,019
5.5%, 2-1-35	3,351	3,353,907
5.5%, 2-1-35	2,635	2,636,050
5.5%, 2-1-35	1,438	1,437,598
4.802%, 3-1-35	3,045	3,027,273
5.0%, 3-1-35	243	238,257
6.5%, 3-1-35	2,070	2,132,411
6.0%, 4-1-35	2,534	2,576,739
5.0%, 5-1-35	1,006	985,324
5.176%, 6-1-35	1,462	1,464,721
6.0%, 6-1-35	3,704	3,766,729
5.5%, 7-1-35	998	997,693
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.30541%, 3-16-34	8,835	494,489
1.1722%, 7-16-40	8,568	412,918
0.37035%, 3-16-42	21,393	377,985
0.979%, 6-17-45	20,526	1,250,266
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	699	730,304
6.25%, 7-15-24	357	372,508
5.0%, 11-15-33	813	805,951
5.0%, 7-15-34	1,206	1,194,600
5.5%, 12-15-34	2,310	2,332,328
5.5%, 12-15-34	1,488	1,502,476
5.5%, 12-15-34	812	819,958
5.5%, 10-1-35	2,840	2,865,736
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.21251%, 2-15-25	311	325,388
1995-1 Class 2,
7.7925%, 2-15-25	110	115,390

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 53.06%		$137,511,500

(Cost: $139,089,962)

SHORT-TERM SECURITIES

Finance Companies - 3.08%
PACCAR Financial Corp.,
3.7%, 10-5-05	3,000	2,998,767
Prudential Funding LLC,
3.7%, 10-13-05	5,000	4,993,833
		7,992,600
Household - General Products - 1.15%
Fortune Brands Inc.,
3.87%, 10-17-05	2,985	2,979,866

Publishing - 1.42%
Tribune Co.,
3.91%, 10-3-05	3,668	3,667,203

Utilities - Telephone - 1.43%
SBC Communications Inc.,
3.65%, 10-12-05	3,700	3,695,874

TOTAL SHORT-TERM SECURITIES - 7.08%		$18,335,543

(Cost: $18,335,543)

TOTAL INVESTMENT SECURITIES - 104.78%		$271,528,449

(Cost: $274,457,953)

LIABILITIES, NET OF CASH(B) AND OTHER ASSETS - (4.78%)		(12,382,213)

NET ASSETS - 100.00%		$259,146,236

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $28,534,953 or 11.01% of net assets.
(B)Cash serves as collateral for the following open futures contract at September 30, 2005. (See Note 8 to financial statements):
Type	Number of Contracts	Expiration Date	Market Value	Cost

United States Treasury Note	60	20-Dec-05	$6,595,313	$6,743,138

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MORTGAGE SECURITIES FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $274,458) (Notes 1 and 3)	$271,528
Initial margin deposit	45
Receivables:
Investment securities sold	5,670
Dividends and interest	1,269
Fund shares sold	994
Variation margin	20
Prepaid and other assets	105

Total assets	279,631

LIABILITIES
Payable for investment securities purchased	19,438
Payable to Fund shareholders	501
Due to custodian	190
Accrued management fee (Note 2)	106
Dividends payable	97
Accrued shareholder servicing (Note 2)	75
Accrued service fee (Note 2)	53
Accrued distribution fee (Note 2)	17
Accrued accounting services fee (Note 2)	8

Total liabilities	20,485

Total net assets	$259,146

NET ASSETS
Capital paid in (shares authorized - unlimited)	$262,069
Accumulated undistributed loss:
Accumulated undistributed net realized loss on investment transactions	(141)
Net unrealized depreciation in value of investments	(2,782)

Net assets applicable to outstanding units of capital	$259,146

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.66
Class B	$10.66
Class C	$10.66
Class Y	$10.66
Capital shares outstanding:
Class A	21,027
Class B	920
Class C	1,693
Class Y	663

See Notes to Financial Statements.

Statement of Operations
      IVY MORTGAGE SECURITIES FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$6,338

Expenses (Note 2):
Investment management fee	590
Shareholder servicing:
Class A	287
Class B	22
Class C	23
Class Y	5
Service fee:
Class A	239
Class B	11
Class C	20
Class Y	8
Distribution fee:
Class A	17
Class B	33
Class C	60
Accounting services fee	46
Registration fees	41
Custodian fees	20
Audit fees	14
Other	57

Total	1,493
Less expenses in excess of contractual limit (Note 2)	(238)

Total expenses	1,255

Net investment income	5,083

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(73)
Unrealized depreciation in value of investments during the period	(716)

Net loss on investments	(789)

Net increase in net assets resulting from operations	$4,294

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MORTGAGE SECURITIES FUND
      (In Thousands)

	For the six months ended	For the fiscal year ended
	September 30, 2005	March 31, 2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$5,083	$7,628
Realized net gain (loss) on investments	(73)	333
Unrealized depreciation	(716)	(4,568)

Net increase in net assets resulting from operations	4,294	3,393

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(4,533)	(7,110)
Class B	(140)	(133)
Class C	(272)	(203)
Class Y	(138)	(170)
Realized gains on investment transactions:
Class A	(-)	(153)
Class B	(-)	(5)
Class C	(-)	(8)
Class Y	(-)	(4)

	(5,083)	(7,786)

Capital share transactions (Note 5)	47,206	76,977

Total increase	46,417	72,584
NET ASSETS
Beginning of period	212,729	140,145

End of period	$259,146	$212,729

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 167 - 170.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended September 30,
	9-30-05	3-31-05		3-31-04		2003	2002		2001	2000

Net asset value, beginning of period	$10.68		$10.96	$10.97		$11.07		$10.99	$10.37	$10.30

Income (loss) from investment operations:
Net investment income	0.23		0.49	0.25		0.59		0.70	0.73	0.69
Net realized and unrealized gain (loss) on investments	(0.02)		(0.27)	0.03		(0.12)		0.11	0.65	0.09

Total from investment operations	0.21		0.22	0.28		0.47		0.81	1.38	0.78

Less distributions from:
Net investment income	(0.23)		(0.49)	(0.25)		(0.57)		(0.72)	(0.72)	(0.70)
Capital gains	(0.00)		(0.01)	(0.04)		(0.00)		(0.00)	(0.00)	(0.00)
Tax return of capital	(0.00)		(0.00)	(0.00)		(0.00)		(0.01)	(0.04)	(0.01)

Total distributions	(0.23)		(0.50)	(0.29)		(0.57)		(0.73)	(0.76)	(0.71)

Net asset value, end of period	$10.66		$10.68	$10.96		$10.97		$11.07	$10.99	$10.37

Total return(1)	2.06%		2.12%	2.70%		4.19	%(2)	7.88%	13.90%	7.70%
Net assets, end of period (in millions)	$224		$188	$134		$91		$67	$42	$32
Ratio of expenses to average net assets including reimbursement	0.95	%(3)	0.95%	1.05	%(3)(4)	0.97%		0.95%	0.95%	0.95%
Ratio of net investment income to average net assets including reimbursement	4.42	%(3)	4.59%	4.56	%(3)(4)	5.27%		6.24%	6.75%	6.81%
Ratio of expenses to average net assets excluding reimbursement	1.18	%(3)	1.23%	1.38	%(3)(4)	1.12%		1.21%	1.31%	1.32%
Ratio of net investment income to average net assets excluding reimbursement	4.19	%(3)	4.31%	4.22	%(3)(4)	5.12%		5.98%	6.39%	6.44%
Portfolio turnover rate	96%		200%	57%		83%		99%	55%	65%
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 4.28%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown reflect a blended rate that includes income and expenses for those Class B and Class C shares before October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$10.68		$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.17		0.37	0.12
Net realized and unrealized gain (loss) on investments	(0.02)		(0.27)	0.13

Total from investment operations	0.15		0.10	0.25

Less distributions from:
Net investment income	(0.17)		(0.37)	(0.12)
Capital gains	(0.00)		(0.01)	(0.04)

Total distributions	(0.17)		(0.38)	(0.16)

Net asset value, end of period	$10.66		$10.68	$10.96

Total return	1.45%		0.92%	2.32%
Net assets, end of period (in millions)	$10		$7	$1
Ratio of expenses to average net assets	2.15	%(2)	2.16%	1.89	%(2)
Ratio of net investment income to average net assets	3.23	%(2)	3.29%	3.59	%(2)
Portfolio turnover rate	96%		200%	57	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$10.68		$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.18		0.38	0.12
Net realized and unrealized gain (loss) on investments	(0.02)		(0.27)	0.13

Total from investment operations	0.16		0.11	0.25

Less distributions from:
Net investment income	(0.18)		(0.38)	(0.12)
Capital gains	(0.00)		(0.01)	(0.04)

Total distributions	(0.18)		(0.39)	(0.16)

Net asset value, end of period	$10.66		$10.68	$10.96

Total return	1.56%		1.05%	2.32%
Net assets, end of period (in millions)	$18		$12	$2
Ratio of expenses to average net assets	1.94	%(2)	2.03%	1.86	%(2)
Ratio of net investment income to average net assets	3.43	%(2)	3.41%	3.61	%(2)
Portfolio turnover rate	96%		200%	57	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$10.68		$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.23		0.48	0.15
Net realized and unrealized gain (loss) on investments	(0.02)		(0.27)	0.13

Total from investment operations	0.21		0.21	0.28

Less distributions from:
Net investment income	(0.23)		(0.48)	(0.15)
Capital gains	(0.00)		(0.01)	(0.04)

Total distributions	(0.23)		(0.49)	(0.19)

Net asset value, end of period	$10.66		$10.68	$10.96

Total return	2.01%		1.95%	2.56%
Net assets, end of period (in millions)	$7		$6	$3
Ratio of expenses to average net assets	1.05	%(2)	1.12%	1.09	%(2)
Ratio of net investment income to average net assets	4.32	%(2)	4.41%	4.38	%(2)
Portfolio turnover rate	96%		200%	57	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY PACIFIC OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2005, Ivy Pacific Opportunities Fund had net assets totaling $122,533,570 invested in a diversified portfolio of:

92.66%	Common Stocks
7.34%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Pacific Basin	$89.75
Cash and Cash Equivalents	$7.34
United States	$1.57
Europe	$1.34

Multi-Industry Stocks	$19.70
Financial Services Stocks	$17.43
Technology Stocks	$12.08
Shelter Stocks	$8.76
Energy Stocks	$8.29
Cash and Cash Equivalents	$7.34
Raw Materials Stocks	$5.94
Utilities Stocks	$5.14
Capital Goods Stocks	$5.02
Consumer Goods Stocks	$4.99
Miscellaneous Stocks	$3.23
Business Equipment and Services Stocks	$2.08

The Investments of Ivy Pacific Opportunities Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Australia - 3.28%
BHP Billiton Plc (A)	87,170	$1,479,087
Novogen LTD (A)*	260,510	959,552
Rio Tinto Limited (A)	35,020	1,579,408
		4,018,047
China - 14.93%
Aluminum Corporation of China Limited, H Shares (A)	922,000	582,386
China Medical Technologies, Inc.*	50,000	1,104,250
China Mobile (Hong Kong) Limited (A)	260,000	1,273,623
China Netcom Group Corporation (Hong Kong) Limited (A)	916,500	1,577,239
China Petroleum & Chemical Corporation, H Shares (A)	4,500,000	2,059,324
China Resources Power Holdings Company Limited (A)	500,000	319,050
China Resources Power Holdings Company Limited (A)(B)	1,000,000	638,100
China Shenhua Energy Company Limited, H shares (A)(B)*	1,500,000	1,759,610
China Yurun Food Group Limited (A)(B)*	2,000,000	953,928
eLong, Inc., ADR*	39,950	496,579
Heng Tai Consumables Group Limited (A)	3,110,000	549,243
PetroChina Company Limited (A)(B)	2,000,000	1,675,819
PORTS DESIGN LIMITED (A)	500,000	567,200
PORTS DESIGN LIMITED (A)(B)	500,000	567,200
Seec Media Group Limited (A)	3,000,000	135,355
Sino-Forest Corporation, Class A (A)*	208,360	603,916
Sino-Forest Corporation, Class A (A)(B)*	217,000	628,959
The9 Limited, ADR*	20,000	374,800
Wah Sang Gas Holdings Limited (A)(C)*	736,000	15,180
Weichai Power Co., Ltd. (A)	500,000	1,111,842
ZTE Corporation, H Shares (A)	400,000	1,301,983
		18,295,586
Hong Kong - 11.58%
ASM Pacific Technology Limited (A)	250,000	1,216,580
Cheung Kong (Holdings) Limited (A)	220,000	2,484,338
Chitaly Holdings Limited (A)	1,240,000	703,328
Dah Sing Financial Holdings Limited (A)	200,010	1,340,722
GST Holdings Limited (A)(B)*	2,250,000	382,860
Hutchison Whampoa Limited, Ordinary Shares (A)	180,000	1,862,093
Lee & Man Paper Manufacturing Limited (A)	670,000	634,813
Lee & Man Paper Manufacturing Limited (A)(B)	400,000	378,993
Pacific Basin Shipping Limited (A)(B)	1,700,000	838,232
Panva Gas Holdings Limited (A)*	1,223,000	559,679
Sinolink Worldwide Holdings Limited (A)	5,678,000	1,229,670
Sun Hung Kai Properties Limited (A)	100,000	1,035,785
Wharf (Holdings) Limited (The) (A)	392,000	1,528,605
		14,195,698
India - 3.78%
Infosys Technologies Limited (A)	30,000	1,715,746
Jet Airways (India) Private Limited (A)(B)*	12,000	304,472
ONGC Videsh Limited (A)	108,460	2,614,524
		4,634,742
Indonesia - 0.69%
PT Astra International Tbk (A)	500,000	473,301
PT International Nickel Indonesia Tbk (A)	245,000	368,689
		841,990
Malaysia - 5.61%
Arab-Malaysian Corporation Berhad (A)*	2,500,000	729,637
Genting Berhad (A)	200,000	1,135,580
IOI Corporation Berhad (A)	400,000	1,262,935
iShares MSCI Malaysia Index Fund	268,250	1,963,590
Malayan Banking Berhad (A)	151,400	465,970
Malaysia International Shipping Corporation Berhad (A)	185,100	913,468
Maxis Communications Berhad (A)	160,000	401,167
		6,872,347
Singapore - 7.63%
DBS Group Holdings Ltd (A)	250,000	2,334,377
Keppel Corporation Limited (A)	230,000	1,726,257
Keppel Land Limited (A)	750,000	1,639,974
SembCorp Industries Ltd (A)	611,000	1,083,269
Singapore Telecommunications Limited (A)	1,000,000	1,447,905
Venture Corporation Limited (A)	130,000	1,114,000
		9,345,782
South Korea - 23.51%
Cheil Industries Inc. (A)	57,230	1,229,808
Daelim Industrial Co., Ltd. (A)	17,060	1,204,543
Hana Bank (A)	109,000	4,025,806
Honam Petrochemical Corp. (A)*	30,000	1,496,546
Hynix Semiconductor Inc. (A)*	22,000	485,418
Hyundai Mipo Dockyard Co., Ltd. (A)	22,000	1,582,886
Hyundai Motor Company (A)	30,000	2,345,549
KT Corporation (A)	24,530	1,036,595
Kookmin Bank (A)	66,500	3,923,398
Kyeryong Construction Industrial Co. Ltd (A)	46,000	1,215,752
LG Chem, Ltd. (A)	18,500	796,863
SK Corporation (A)	25,000	1,450,979
SK Telecom Co., Ltd. (A)	6,000	1,165,579
Samsung Electronics Co., Ltd. (A)	10,400	5,866,462
Samsung SDI Co., Ltd. (A)	9,450	983,620
		28,809,804
Taiwan - 12.23%
Cathay Financial Holding Co., Ltd. (A)	1,230,000	2,294,251
China Steel Corporation (A)	1,500,000	1,337,914
Chinatrust Financial Holding Company, Ltd. (A)	2,259,870	1,947,577
Chunghwa Telecom Co., Ltd., ADR	115,000	2,128,650
iShares MSCI Taiwan Index Fund	250,000	2,927,500
MediaTek Incorporation (A)	17,000	160,339
Quanta Computer Inc. (A)	819,306	1,343,044
TSRC Corporation (A)	2,456,000	1,221,117
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,013,227	1,627,343
		14,987,735
Thailand - 6.51%
Bangkok Bank Public Company Limited (A)	650,000	1,804,237
C.P. Seven Eleven Public Company Limited (A)	4,205,000	634,794
LAND AND HOUSES PUBLIC COMPANY LIMITED (A)	3,405,700	750,465
PTT Public Company Limited (A)	239,000	1,419,917
Silicon Motion Technology Corporation, ADR*	101,600	1,537,208
Thai Oil Public Company Limited (A)	400,000	730,460
Thai Oil Public Company Limited (A)(B)	600,000	1,095,690
		7,972,771
United Kingdom - 1.34%
Standard Chartered PLC (A)	75,000	1,643,592

United States - 1.57%
UTStarcom, Inc.*	85,000	694,025
iShares MSCI Pacific ex-Japan Index Fund	11,900	1,227,485
		1,921,510

TOTAL COMMON STOCKS - 92.66%		$113,539,604

(Cost: $97,279,506)

SHORT-TERM SECURITY - 4.79%	Principal Amount in Thousands

Finance Companies
BP Capital Markets p.l.c.,
3.88%, 10-3-05	$5,867	$5,865,735
(Cost: $5,865,735)

TOTAL INVESTMENT SECURITIES - 97.45%		$119,405,339

(Cost: $103,145,241)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.55%		3,128,231

NET ASSETS - 100.00%		$122,533,570

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $9,223,863 or 7.53% of net assets.
(C)Security valued in good faith under procedures established by the Board of Directors.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY PACIFIC OPPORTUNITIES FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $103,145) (Notes 1 and 3)	$119,405
Cash denominated in foreign currencies (cost - $3,138)	3,133
Receivables:
Fund shares sold	595
Dividends and interest	869
Prepaid and other assets	34

Total assets	124,036

LIABILITIES
Payable for investment securities purchased	963
Payable to Fund shareholders	136
Accrued management fee (Note 2)	96
Accrued shareholder servicing (Note 2)	51
Accrued service fee (Note 2)	24
Accrued distribution fee (Note 2)	11
Accrued accounting services fee (Note 2)	4
Due to custodian	2
Accrued administrative fee (Note 2)	1
Other	214

Total liabilities	1,502

Total net assets	$122,534

NET ASSETS
Capital paid in (shares authorized - unlimited)	$104,961
Accumulated undistributed income:
Accumulated undistributed net investment income	659
Accumulated undistributed net realized gain on investment transactions	729
Net unrealized appreciation in value of investments	16,185

Net assets applicable to outstanding units of capital	$122,534

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.26
Class B	$11.40
Class C	$11.52
Class Y	$12.35
Advisor Class	$12.03
Capital shares outstanding:
Class A	8,344
Class B	695
Class C	902
Class Y	151
Advisor Class	5

See Notes to Financial Statements.

Statement of Operations
      IVY PACIFIC OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $299)	$1,841
Interest and amortization	65

Total income	1,906

Expenses (Note 2):
Investment management fee	481
Shareholder servicing:
Class A	182
Class B	22
Class C	22
Class Y	1
Advisor Class	-	*
Service fee:
Class A	83
Class B	9
Class C	10
Class Y	2
Custodian fee	69
Distribution fee:
Class A	17
Class B	25
Class C	32
Accounting services fee	22
Audit fees	12
Administrative fee	5
Legal fees	2
Other	56

Total expenses	1,052

Net investment income	854

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	4,198
Realized net loss on foreign currency transactions	(191)

Realized net gain on investments	4,007
Unrealized appreciation in value of investments during the period	9,798

Net gain on investments	13,805

Net increase in net assets resulting from operations	$14,659

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY PACIFIC OPPORTUNITIES FUND
      (In Thousands)

	For the six months ended	For the fiscal year ended
	September 30, 2005	March 31, 2005

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$854	$(495)
Realized net gain on investments	4,007	4,068
Unrealized appreciation	9,798	2,652
Net increase in net assets resulting from operations	14,659	6,225

Distributions to shareholders from (Note1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Advisor Class	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	29,085	34,230

Total increase	43,744	40,455
NET ASSETS
Beginning of period	78,790	38,335

End of period	$122,534	$78,790

Undistributed net investment income (loss)	$659	$(4)

(1)See "Financial Highlights" on pages 179 - 183.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended December 31,
	9-30-05	3-31-05		3-31-04		2003	2002		2001		2000

Net asset value, beginning of period	$10.61		$9.55	$9.11		$5.96		$6.72	$7.42		$9.15

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.07)	0.00		(0.02)		0.01 (1)	(0.03	)(1)	0.07
Net realized and unrealized gain (loss) on investments	1.57		1.13	0.44		3.17	(0.77	) (2)	(0.66	)(2)	(1.74)

Total from investment operations	1.65		1.06	0.44		3.15	(0.76)		(0.69)		(1.67)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.01)		(0.06)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.01)		(0.06)

Net asset value, end of period	$12.26		$10.61	$9.55		$9.11		$5.96	$6.72		$7.42

Total return(3)	15.55%		11.10%	4.83%		52.85%	-11.31	%(2)	-9.29	%(2)	-18.25%
Net assets, end of period (in millions)	$102		$64	$29		$18		$5	$6		$9
Ratio of expenses to average net assets including reimbursement	2.05	%(4)	2.22%	2.07	%(4)	2.64%		2.21%	2.21%		2.16%
Ratio of net investment income (loss) to average net assets including reimbursement	1.90	%(4)	-0.80%	-1.07	%(4)	-0.39%		0.20%	-0.49%		0.83%
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		2.73%		3.52%	3.57%		3.10%
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		-0.48%	-1.11%		-1.85%		-0.11%
Portfolio turnover rate	47%		87%	61%		187%		16%	82%		108%
(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$9.91	$9.01	$8.61	$5.75	$6.56	$7.33	$9.04

Income (loss) from investment operations:
Net investment income (loss)	0.06	(0.13)	(0.04)	(0.06)	(0.04	) (1)	(0.08	) (1)	0.01
Net realized and unrealized gain (loss) on investments	1.43	1.03	0.44	2.92	(0.77)	(0.68)	(1.71)

Total from investment operations	1.49	0.90	0.40	2.86	(0.81)	(0.76)	(1.70)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.01)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.01)

Net asset value, end of period	$11.40	$9.91	$9.01	$8.61	$5.75	$6.56	$7.33

Total return	15.04%	9.99%	4.65%	49.74%	-12.35%	-10.35%	-18.80%
Net assets, end of period (in millions)	$8	$6	$6	$6	$3	$4	$6
Ratio of expenses to average net assets including reimbursement	3.00	%(2)	3.06%	2.86	%(2)	3.46%	2.96%	2.95%	2.92%
Ratio of net investment income (loss) to average net assets including reimbursement	1.06	%(2)	-1.57%	-1.92	%(2)	-1.15%	-0.55%	-1.22%	0.07%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	3.55%	4.27%	4.31%	3.86%
Ratio of net investment loss to average net assets excluding reimbursement	NA	NA	NA	-1.24%	-1.86%	-2.58%	-0.87%
Portfolio turnover rate	47%	87%	61%	187%	16%	82%	108%
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$10.01	$9.09	$8.68	$5.75	$6.55	$7.31	$9.07

Income (loss) from investment operations:
Net investment income (loss)	0.06	(0.09)	(0.02)	(0.05)	(0.03	)(1)	(0.08	)(1)	0.01
Net realized and unrealized gain (loss) on investments	1.45	1.01	0.43	2.98	(0.77)	(0.67)	(1.71)

Total from investment operations	1.51	0.92	0.41	2.93	(0.80)	(0.75)	(1.70)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.06)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.06)

Net asset value, end of period	$11.52	$10.01	$9.09	$8.68	$5.75	$6.55	$7.31

Total return	15.09%	10.12%	4.72%	50.96%	-12.21%	-10.25%	-18.79%
Net assets, end of period (in millions)	$11	$7	$3	$2	$1	$1	$2
Ratio of expenses to average net assets including reimbursement	2.88	%(2)	3.06%	2.57	%(2)	3.48%	2.94%	2.90%	3.03%
Ratio of net investment income (loss) to average net assets including reimbursement	1.12	%(2)	-1.68%	-1.59	%(2)	-1.14%	-0.53%	-1.18%	-0.03%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	3.57%	4.25%	4.26%	3.97%
Ratio of net investment loss to average net assets excluding reimbursement	NA	NA	NA	-1.23%	-1.84%	-2.54%	-0.97%
Portfolio turnover rate	47%	87%	61%	187%	16%	82%	108%
(1)Based on average shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-05		3-31-05	3-31-04		12-31-03

Net asset value, beginning of period	$10.67		$9.58	$9.13		$6.85

Income (loss) from investment operations:
Net investment income (loss)	0.09		(0.04)	(0.00)		(0.01)
Net realized and unrealized gain on investments	1.59		1.13	0.45		2.29

Total from investment operations	1.68		1.09	0.45		2.28

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)

Net asset value, end of period	$12.35		$10.67	$9.58		$9.13

Total return	15.75%		11.38%	4.93%		33.28%
Net assets, end of period (in thousands)	$1,864		$1,100	$707		$497
Ratio of expenses to average net assets including reimbursement	1.74	%(2)	1.88%	1.64	%(2)	2.01	%(2)
Ratio of net investment income (loss) to average net assets including reimbursement	2.15	%(2)	-0.47%	-0.68	%(2)	-0.40	%(2)
Ratio of expenses to average net assets excluding reimbursement	NA		NA	NA		2.18	%(2)
Ratio of net investment loss to average net assets excluding reimbursement	NA		NA	NA		-0.57	%(2)
Portfolio turnover rate	47%		87%	61%		187	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended	For the fiscal period ended	For the fiscal year ended December 31,
9-30-05	3-31-05	3-31-04	2003	2002	2001	2000

Net asset value, beginning of period	$10.38	$9.28	$8.85	$5.81	$6.59	$7.30	$9.03

Income (loss) from investment operations:
Net investment income (loss)	0.14	(2)	(0.01)	(0.01)	(0.01)	0.04	(2)	(0.02	)(2)	0.12	(2)
Net realized and unrealized gain (loss) on investments	1.51	(2)	1.11	0.44	3.05	(0.82)	(0.68)	(1.82)

Total from investment operations	1.65	1.10	0.43	3.04	(0.78)	(0.70)	(1.70)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.03)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.03)

Net asset value, end of period	$12.03	$10.38	$9.28	$8.85	$5.81	$6.59	$7.30

Total return	15.90%	11.85%	4.86%	52.32%	-11.84%	-9.58%	-18.77%
Net assets, end of period (in thousands)	$65	$64	$58	$55	$34	$3	$42
Ratio of expenses to average net assets including reimbursement	1.47	%(3)	1.56%	1.82	%(3)	2.49%	1.74%	2.03%	1.77%
Ratio of net investment income (loss) to average net assets including reimbursement	2.65	%(3)	-0.06%	-0.88	%(3)	-0.09%	0.67%	-0.31%	1.23%
Ratio of expenses to average net assets excluding reimbursement	NA	NA	NA	2.65%	3.05%	3.39%	2.71%
Ratio of net investment income (loss) to average net assets excluding reimbursement	NA	NA	NA	-0.25%	-0.64%	-1.67%	0.29%
Portfolio turnover rate	47%	87%	61%	187%	16%	82%	108%
(1)See Note 5 to financial statements.
(2)Based on average shares outstanding.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY REAL ESTATE SECURITIES FUND

Portfolio Highlights

On September 30, 2005, Ivy Real Estate Securities Fund had net assets totaling $418,269,556 invested in a diversified portfolio of:

99.11%	Common Stocks
0.89%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Shelter Stocks	$79.65
Consumer Services Stocks	$9.12
Multi-Industry Stocks	$5.27
Business Equipment and Services Stocks	$3.73
Retail Stocks	$1.34
Cash and Cash Equivalents	$0.89

The Investments of Ivy Real Estate Securities Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.73%
Brookfield Properties Corporation	529,000	$15,589,630

Hotels and Gaming - 9.12%
Hilton Hotels Corporation	677,300	15,117,336
Marriott International, Inc., Class A	72,100	4,542,300
Starwood Hotels & Resorts Worldwide, Inc.	323,100	18,471,627
		38,131,263
Multiple Industry - 5.27%
DiamondRock Hospitality Company	377,600	4,436,800
Eagle Hospitality Properties Trust, Inc.	100,400	1,001,992
Education Realty Trust, Inc.	396,200	6,616,540
NorthStar Realty Finance Corp.	455,700	4,279,023
Sunstone Hotel Investors, Inc.	153,900	3,753,621
Thomas Properties Group, Inc.	150,200	1,939,833
		22,027,809
Real Estate Investment Trust - 79.65%
Alexandria Real Estate Equities, Inc.	58,600	4,845,634
American Campus Communities, Inc.	351,300	8,438,226
Archstone-Smith Trust	191,200	7,623,144
Arden Realty, Inc.	68,400	2,816,028
AvalonBay Communities, Inc.	113,500	9,726,950
BioMed Realty Trust, Inc.	398,612	9,885,578
Boston Properties, Inc.	119,300	8,458,370
Brandywine Realty Trust	327,900	10,194,411
Camden Property Trust	229,600	12,800,200
Columbia Equity Trust, Inc.*	132,000	1,927,200
Cousins Properties Incorporated	181,400	5,481,908
Developers Diversified Realty Corporation	336,100	15,695,870
Equity Lifestyle Properties, Inc.	37,400	1,683,000
Equity Office Properties Trust	122,400	4,003,704
Equity One, Inc.	317,000	7,370,250
Equity Residential	338,400	12,808,440
Essex Property Trust, Inc.	33,500	3,015,000
Extra Space Storage Inc.	160,234	2,464,399
First Industrial Realty Trust, Inc.	126,600	5,070,330
First Potomac Realty Trust	112,900	2,901,530
General Growth Properties, Inc.	396,740	17,825,528
Gramercy Capital Corp.	144,000	3,450,240
Hersha Hospitality Trust	275,200	2,732,736
Host Marriott Corporation	332,500	5,619,250
Kimco Realty Corporation	414,900	13,036,158
Kite Realty Group Trust	548,100	8,177,652
Liberty Property Trust	89,100	3,790,314
Maguire Properties, Inc.	165,600	4,976,280
Mills Corporation (The)	237,400	13,075,992
Newcastle Investment Corp.	115,600	3,225,240
Pan Pacific Retail Properties, Inc.	26,700	1,759,530
Prentiss Properties Trust	156,400	6,349,840
ProLogis	640,465	28,379,004
Public Storage, Inc.	94,400	6,324,800
Regency Centers Corporation	69,500	3,992,775
SL Green Realty Corp.	27,900	1,902,222
Simon Property Group, Inc.	312,800	23,184,736
Spirit Finance Corporation	436,500	4,910,625
Spirit Finance Corporation (A)	70,700	795,375
Strategic Hotel Capital, L.L.C.	329,600	6,018,496
Trizec Properties, Inc.	419,400	9,671,364
United Dominion Realty Trust, Inc.	356,542	8,450,045
Ventas, Inc.	219,800	7,077,560
Vornado Realty Trust	104,000	9,008,480
Winston Hotels, Inc.	222,200	2,222,000
		333,166,414
Retail - Specialty Stores - 1.34%
Forest City Enterprises, Inc., Class A	147,378	5,615,102

TOTAL COMMON STOCKS - 99.11%		$414,530,218

(Cost: $335,668,434)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Security and Commodity Brokers - 0.45%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	$1,889	1,888,594

Utilities - Electric - 0.29%
Wisconsin Electric Power Co.,
3.88%, 10-3-05	1,222	1,221,737

TOTAL SHORT-TERM SECURITIES - 0.74%		$3,110,331

(Cost: $3,110,331)

TOTAL INVESTMENT SECURITIES - 99.85%		$417,640,549

(Cost: $338,778,765)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.15%		629,007

NET ASSETS - 100.00%		$418,269,556

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of this security amounted to 0.19% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY REAL ESTATE SECURITIES FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $338,779) (Notes 1 and 3)	$417,641
Cash	82
Receivables:
Dividends and interest	2,182
Fund shares sold	933
Investment securities sold	186
Prepaid and other assets	26

Total assets	421,050

LIABILITIES
Payable for investment securities purchased	1,804
Payable to Fund shareholders	393
Accrued management fee (Note 2)	307
Accrued shareholder servicing (Note 2)	113
Accrued service fee (Note 2)	85
Accrued distribution fee (Note 2)	16
Accrued accounting services fee (Note 2)	11
Other	51

Total liabilities	2,780

Total net assets	$418,270

NET ASSETS
Capital paid in (shares authorized - unlimited)	$324,859
Accumulated undistributed income:
Accumulated undistributed net investment income	78
Accumulated undistributed net realized gain on investment transactions	14,471
Net unrealized appreciation in value of investments	78,862

Net assets applicable to outstanding units of capital	$418,270

Net asset value per share (net assets divided by shares outstanding):
Class A	$20.92
Class B	$20.85
Class C	$20.87
Class Y	$20.93
Capital shares outstanding:
Class A	9,665
Class B	616
Class C	668
Class Y	9,045

See Notes to Financial Statements.

Statement of Operations
      IVY REAL ESTATE SECURITIES FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $29)	$4,769
Interest and amortization	109

Total income	4,878

Expenses (Note 2):
Investment management fee	1,674
Shareholder servicing:
Class A	344
Class B	38
Class C	28
Class Y	129
Service fee:
Class A	185
Class B	15
Class C	15
Class Y	216
Distribution fee:
Class A	34
Class B	44
Class C	46
Accounting services fee	60
Custodian fees	17
Audit fees	14
Legal fees	1
Other	120

Total expenses	2,980

Net investment income	1,898

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	8,356
Realized net gain on foreign currency transactions	-	*

Realized net gain on investments	8,356
Unrealized appreciation in value of investments during the period	40,515

Net gain on investments	48,871

Net increase in net assets resulting from operations	$50,769

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY REAL ESTATE SECURITIES FUND
      (In Thousands)

	For the six months ended	For the fiscal year ended
	September 30, 2005	March 31, 2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,898	$2,657
Realized net gain on investments	8,356	13,738
Unrealized appreciation	40,515	9,265

Net increase in net assets resulting from operations	50,769	25,660

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(799)	(1,366)
Class B	(-)	(33)
Class C	(5)	(58)
Class Y	(1,016)	(1,924)
Realized gains on investment transactions:
Class A	(-)	(4,340)
Class B	(-)	(275)
Class C	(-)	(308)
Class Y	(-)	(4,922)

	(1,820)	(13,226)

Capital share transactions (Note 5)	46,675	171,568

Total increase	95,624	184,002
NET ASSETS
Beginning of period	322,646	138,644

End of period	$418,270	$322,646

Undistributed net investment income (loss)	$78	$ (- )*

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 191 - 194.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended July 31,
	9-30-05	3-31-05		3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$18.13		$16.99	$13.42		$11.93	$11.67	$11.23	$10.25

Income from investment operations:
Net investment income	0.07		0.15 (1)	0.62		0.48	0.32	0.51	0.43
Net realized and unrealized gain on investments	2.81		1.93 (1)	3.38		1.72	1.01	0.47	1.00

Total from investment operations	2.88		2.08	4.00		2.20	1.33	0.98	1.43

Less distributions from:
Net investment income	(0.09)		(0.25)	(0.24)		(0.48)	(0.28)	(0.54)	(0.41)
Capital gains	(0.00)		(0.69)	(0.19)		(0.23)	(0.79)	(0.00)	(0.04)

Total distributions	(0.09)		(0.94)	(0.43)		(0.71)	(1.07)	(0.54)	(0.45)

Net asset value, end of period	$20.92		$18.13	$16.99		$13.42	$11.93	$11.67	$11.23

Total return (2)	15.89%		12.09%	29.78%		19.65%	12.31%	9.10%	14.89%
Net assets, end of period (in millions)	$202		$155	$44		$60	$32	$17	$12
Ratio of expenses to average net assets including voluntary expense waiver	1.66	%(3)	1.67%	1.48	%(3)(4)	1.46%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets including voluntary expense waiver	0.94	%(3)	0.95%	4.35	%(3)(4)	2.95%	2.83%	4.29%	4.26%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA	1.49	%(3)(4)	1.46%	1.69%	1.99%	2.72%
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		NA	4.34	%(3)(4)	2.95%	2.64%	3.81%	3.04%
Portfolio turnover rate	15%		48%	35%		48%	101%	173%	117%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended		For the period from 12-8-03(1) through
	9-30-05		3-31-05		3-31-04

Net asset value, beginning of period	$18.08		$16.97		$15.18

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		(0.07	)(2)	0.07
Net realized and unrealized gain on investments	2.77		1.95	(2)	2.08

Total from investment operations	2.77		1.88		2.15

Less distributions from:
Net investment income	(0.00)		(0.08)		(0.17)
Capital gains	(0.00)		(0.69)		(0.19)

Total distributions	(0.00)		(0.77)		(0.36)

Net asset value, end of period	$20.85		$18.08		$16.97

Total return	15.32%		10.91%		14.46%
Net assets, end of period (in millions)	$13		$10		$2
Ratio of expenses to average net assets	2.68	%(3)	2.73%		3.02	%(3)
Ratio of net investment loss to average net assets	-0.03	%(3)	-0.24%		-5.40	%(3)
Portfolio turnover rate	15%		48%		35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) through
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$18.10		$16.99	$15.18

Income from investment operations:
Net investment income	0.02		0.12	0.08
Net realized and unrealized gain on investments	2.76		1.82	2.09

Total from investment operations	2.78		1.94	2.17

Less distributions from:
Net investment income	(0.01)		(0.14)	(0.17)
Capital gains	(0.00)		(0.69)	(0.19)

Total distributions	(0.01)		(0.83)	(0.36)

Net asset value, end of period	$20.87		$18.10	$16.99

Total return	15.35%		11.21%	14.59%
Net assets, end of period (in millions)	$14		$10	$2
Ratio of expenses to average net assets	2.48	%(2)	2.49%	2.82	%(2)
Ratio of net investment income (loss) to average net assets	0.13	%(2)	0.14%	- 4.46	%(2)
Portfolio turnover rate	15%		48%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3) For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) through
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$18.14		$16.99	$15.18

Income from investment operations:
Net investment income	0.13		0.26 (2)	0.04
Net realized and unrealized gain on investments	2.78		1.87 (2)	2.15

Total from investment operations	2.91		2.13	2.19

Less distributions from:
Net investment income	(0.12)		(0.29)	(0.19)
Capital gains	(0.00)		(0.69)	(0.19)

Total distributions	(0.12)		(0.98)	(0.38)

Net asset value, end of period	$20.93		$18.14	$16.99

Total return	16.04%		12.40%	14.78%
Net assets, end of period (in millions)	$189		$148	$91
Ratio of expenses to average net assets	1.40	%(3)	1.44%	1.60	%(3)
Ratio of net investment income to average net assets	1.24	%(3)	1.59%	0.14	%(3)
Portfolio turnover rate	15%		48%	35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP VALUE FUND

Portfolio Highlights

On September 30, 2005, Ivy Small Cap Value Fund had net assets totaling $116,870,718 invested in a diversified portfolio of:

93.09%	Common Stocks
6.91%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Financial Services Stocks	$16.65
Business Equipment and Services Stocks	$12.12
Technology Stocks	$9.16
Retail Stocks	$8.73
Consumer Services Stocks	$8.22
Multi-Industry Stocks	$7.92
Cash and Cash Equivalents	$6.91
Consumer Nondurables Stocks	$5.42
Energy Stocks	$5.05
Health Care Stocks	$4.81
Utilities Stocks	$3.68
Capital Goods Stocks	$3.63
Shelter Stocks	$3.48
Consumer Durables Stocks	$2.38
Raw Materials Stocks	$1.84

The Investments of Ivy Small Cap Value Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Banks - 8.40%
Cathay General Bancorp	27,700	$981,411
Central Pacific Financial Corp.	24,100	847,838
First Niagara Financial Group, Inc.	106,700	1,538,614
Gold Banc Corporation, Inc.	113,900	1,691,415
Taylor Capital Group, Inc.	20,700	783,288
Trustmark Corporation	55,500	1,545,398
Umpqua Holdings Corporation	40,600	986,377
Wintrust Financial Corporation	28,600	1,438,008
		9,812,349
Business Equipment and Services - 8.40%
Brink's Company (The)	61,000	2,504,660
Heidrick & Struggles International, Inc.*	49,600	1,604,808
Laidlaw International, Inc.	115,200	2,784,384
Lennox International Inc.	54,300	1,488,363
ProQuest Company*	18,100	655,220
RSA Security Inc.*	61,500	780,435
		9,817,870
Capital Equipment - 0.67%
Actuant Corporation, Class A*	16,800	786,240

Chemicals - Specialty - 1.05%
Airgas, Inc.	41,600	1,232,608

Coal - 1.72%
Foundation Coal Holdings, Inc.	52,200	2,007,090

Communications Equipment - 2.34%
Dycom Industries, Inc.*	55,100	1,114,122
Polycom, Inc.*	31,800	514,047
Tekelec*	52,800	1,103,784
		2,731,953
Computers - Peripherals - 4.76%
Borland Software Corporation*	167,100	971,686
Electronics for Imaging, Inc.*	77,800	1,785,121
Imation Corp.	20,000	857,400
Novatel Wireless, Inc.*	58,100	838,964
TIBCO Software Inc.*	132,529	1,105,955
		5,559,126
Construction Materials - 1.03%
Walter Industries, Inc.	24,500	1,198,540

Containers - 3.10%
AptarGroup, Inc.	18,300	911,523
Jarden Corporation*	54,750	2,248,582
Packaging Corporation of America	24,100	467,781
		3,627,886
Electronic Components - 2.06%
Axcelis Technologies, Inc.*	97,800	510,027
Brooks Automation, Inc.*	32,900	438,392
Integrated Device Technology, Inc.*	47,000	504,545
Thomas & Betts Corporation*	27,700	953,157
		2,406,121
Finance Companies - 1.00%
Allmerica Financial Corporation*	28,400	1,168,376

Food and Related - 1.83%
Chiquita Brands International Inc.	29,000	810,550
Hain Celestial Group, Inc. (The)*	38,900	753,493
Lance, Inc.	32,700	570,451
		2,134,494
Forest and Paper Products - 1.92%
Bowater Incorporated	36,800	1,040,336
OfficeMax Incorporated	38,100	1,206,627
		2,246,963
Health Care - General - 4.43%
Amedisys, Inc.*	17,800	694,022
dj Orthopedics, Inc.*	52,382	1,515,935
PolyMedica Corporation	28,000	977,340
Sybron Dental Specialties, Inc.*	48,000	1,995,840
		5,183,137
Homebuilders, Mobile Homes - 0.37%
Fleetwood Enterprises, Inc.*	35,000	430,500

Hospital Supply and Management - 0.38%
LifePoint Hospitals, Inc.*	10,246	447,955

Hotels and Gaming - 3.58%
Gaylord Entertainment Company*	49,900	2,377,735
Kerzner International Limited*	20,900	1,160,995
Pinnacle Entertainment, Inc.*	35,300	647,049
		4,185,779
Household - General Products - 0.49%
Church & Dwight Co., Inc.	15,400	568,876

Household - Major Appliances - 0.96%
Briggs & Stratton Corporation	32,400	1,120,716

Insurance - Life - 1.21%
Universal American Financial Corp.*	62,400	1,420,536

Insurance - Property and Casualty - 1.80%
Max Re Capital Ltd.	85,200	2,109,978

Leisure Time Industry - 1.73%
K2 Inc.*	85,700	976,980
RC2 Corporation*	31,100	1,050,092
		2,027,072
Motor Vehicle Parts - 0.71%
Tenneco Automotive Inc.*	47,200	826,472

Motor Vehicles - 0.71%
Winnebago Industries, Inc.	28,500	825,645

Multiple Industry - 7.92%
Alpha Natural Resources, Inc.*	37,600	1,129,504
Aspen Insurance Holdings Limited	40,200	1,187,910
Diamond Foods, Inc.*	27,700	478,794
ITC Holdings Corp.	38,100	1,104,138
James River Group, Inc.*	15,400	272,272
K&F Industries Holdings, Inc.*	49,100	821,443
NorthWestern Corporation	53,300	1,608,328
Sunstone Hotel Investors, Inc.	23,400	570,726
TreeHouse Foods, Inc.*	34,800	935,424
U-Store-It Trust	56,600	1,147,282
		9,255,821
Non-Residential Construction - 1.93%
Washington Group International, Inc.*	41,900	2,255,268

Petroleum - Domestic - 2.46%
Comstock Resources, Inc.*	29,900	981,019
Whiting Petroleum Corporation*	43,300	1,898,272
		2,879,291
Petroleum - International - 0.87%
Vintage Petroleum, Inc.	22,200	1,013,652

Publishing - 2.91%
Banta Corporation	48,000	2,442,720
PRIMEDIA Inc.*	233,300	954,197
		3,396,917
Real Estate Investment Trust - 1.19%
HomeBanc Corp.	84,600	653,112
Trustreet Properties, Inc.	47,200	738,680
		1,391,792
Restaurants - 1.78%
Landry's Restaurants, Inc.	19,200	562,560
Lone Star Steakhouse & Saloon, Inc.	20,100	523,203
Triarc Companies, Inc.	59,200	994,560
		2,080,323
Retail - General Merchandise - 1.61%
BJ's Wholesale Club, Inc.*	35,900	998,020
Saks Incorporated*	18,100	334,850
Stage Stores, Inc.	20,550	550,329
		1,883,199
Retail - Specialty Stores - 5.34%
AnnTaylor Stores Corporation*	21,300	565,515
Finish Line, Inc. (The), Class A	62,400	908,856
Handleman Company	98,800	1,247,844
Linens 'n Things, Inc.*	63,000	1,682,100
Pier 1 Imports, Inc.	72,900	821,583
Sports Authority, Inc. (The)*	34,300	1,009,792
		6,235,690
Savings and Loans - 1.25%
Sterling Financial Corporation*	64,800	1,458,648

Security and Commodity Brokers - 2.99%
Affiliated Managers Group, Inc.*	31,400	2,273,988
National Financial Partners Corp.	27,000	1,218,780
		3,492,768
Steel - 0.79%
Lone Star Technologies, Inc.*	16,600	922,794

Timesharing and Software - 3.72%
Digitas Inc.*	74,100	840,294
FileNet Corporation*	29,500	822,607
Hyperion Solutions Corporation*	21,900	1,065,873
Manhattan Associates, Inc.*	39,800	920,773
Per-Se Technologies, Inc.*	33,900	699,188
		4,348,735
Utilities - Electric - 2.30%
Black Hills Corporation	19,900	863,063
PNM Resources, Inc.	63,700	1,826,279
		2,689,342
Utilities - Telephone - 1.38%
Dobson Communications Corporation, Class A*	87,200	669,260
UbiquiTel Inc.*	108,300	946,542
		1,615,802

TOTAL COMMON STOCKS - 93.09%		$108,796,324

(Cost: $100,478,402)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Security and Commodity Brokers - 2.57%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	$3,001	3,000,355

Utilities - Electric - 3.14%
Wisconsin Electric Power Co.,
3.88%, 10-3-05	3,675	3,674,208

TOTAL SHORT-TERM SECURITIES - 5.71%		$6,674,563

(Cost: $6,674,563)

TOTAL INVESTMENT SECURITIES - 98.80%		$115,470,887

(Cost: $107,152,965)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.20%		1,399,831

NET ASSETS - 100.00%		$116,870,718

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SMALL CAP VALUE FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $107,153) (Notes 1 and 3)	$115,471
Receivables:
Investment securities sold	3,508
Fund shares sold	227
Dividends and interest	60
Prepaid and other assets	26

Total assets	119,292

LIABILITIES
Payable for investment securities purchased	1,987
Payable to Fund shareholders	152
Accrued management fee (Note 2)	81
Due to custodian	77
Accrued shareholder servicing (Note 2)	54
Accrued service fee (Note 2)	24
Accrued distribution fee (Note 2)	10
Accrued accounting services fee (Note 2)	5
Other	31

Total liabilities	2,421

Total net assets	$116,871

NET ASSETS
Capital paid in (shares authorized - unlimited)	$88,150
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(453)
Accumulated undistributed net realized gain on investment transactions	20,856
Net unrealized appreciation in value of investments	8,318

Net assets applicable to outstanding units of capital	$116,871

Net asset value per share (net assets divided by shares outstanding):
Class A	$17.81
Class B	$17.42
Class C	$17.53
Class Y	$17.89
Capital shares outstanding:
Class A	4,360
Class B	372
Class C	506
Class Y	1,335

See Notes to Financial Statements.

Statement of Operations
      IVY SMALL CAP VALUE FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$513
Interest and amortization	59

Total income	572

Expenses (Note 2):
Investment management fee	472
Shareholder servicing:
Class A	189
Class B	24
Class C	21
Class Y	18
Service fee:
Class A	77
Class B	8
Class C	10
Class Y	30
Distribution fee:
Class A	14
Class B	22
Class C	31
Accounting services fee	32
Audit fees	12
Custodian fees	6
Other	53

Total expenses	1,019

Net investment loss	(447)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	10,336
Unrealized depreciation in value of investments during the period	(3,890)

Net gain on investments	6,446

Net increase in net assets resulting from operations	$5,999

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY SMALL CAP VALUE FUND
      (In Thousands)

	For the six months ended	For the fiscal year ended
	September 30, 2005	March 31, 2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(447)	$(801)
Realized net gain on investments	10,336	15,607
Unrealized depreciation	(3,890)	(8,498)

Net increase in net assets resulting from operations	5,999	6,308

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(3,850)
Class B	(-)	(279)
Class C	(-)	(418)
Class Y	(-)	(1,741)

	(-)	(6,288)

Capital share transactions (Note 5)	7,263	10,682

Total increase	13,262	10,702
NET ASSETS
Beginning of period	103,609	92,907

End of period	$116,871	$103,609

Undistributed net investment loss	$(453)	$(6)

(1)See "Financial Highlights" on pages 204 - 207.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended		For the fiscal period ended		For the fiscal year ended July 31,
	9-30-05	3-31-05		3-31-04		2003	2002	2001	2000

Net asset value, beginning of period	$16.88		$16.68	$13.02		$12.25	$15.05	$11.47	$11.20

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.13)	(0.08)		(0.09)	(0.08)	(0.06)	0.05
Net realized and unrealized gain (loss) on investments	0.99		1.52	3.76		1.74	(1.84)	4.04	0.32

Total from investment operations	0.93		1.39	3.68		1.65	(1.92)	3.98	0.37

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)*	(0.00)	(0.00)	(0.10)
Capital gains	(0.00)		(1.19)	(0.02)		(0.88)	(0.88)	(0.40)	(0.00)

Total distributions	(0.00)		(1.19)	(0.02)		(0.88)	(0.88)	(0.40)	(0.10)

Net asset value, end of period	$17.81		$16.88	$16.68		$13.02	$12.25	$15.05	$11.47

Total return(1)	5.51%		8.23%	28.29%		14.91%	-13.27%	35.18%	3.74%
Net assets, end of period (in millions)	$78		$66	$65		$59	$53	$55	$31
Ratio of expenses to average net assets including voluntary expense waiver	1.81	%(2)	1.76%	1.65	%(2)(3)	1.53%	1.27%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.78	%(2)	-0.79%	-0.76	%(2)(3)	-0.82%	-0.57%	-0.56%	0.63%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA	NA		1.53%	1.37%	1.51%	1.71%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	NA		NA	NA		-0.82%	-0.67%	-0.67%	0.32%
Portfolio turnover rate	88%		124%	27%		54%	37%	38%	169%
*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$16.59		$16.61	$15.27

Income (loss) from investment operations:
Net investment loss	(0.14)		(0.23)	(0.05)
Net realized and unrealized gain on investments	0.97		1.40	1.41

Total from investment operations	0.83		1.17	1.36

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(1.19)	(0.02)

Total distributions	(0.00)		(1.19)	(0.02)

Net asset value, end of period	$17.42		$16.59	$16.61

Total return	5.00%		6.92%	8.93%
Net assets, end of period (in millions)	$6		$5	$1
Ratio of expenses to average net assets	2.84	%(2)	3.02%	3.79	%(2)
Ratio of net investment loss to average net assets	-1.80	%(2)	-1.88%	-2.93	%(2)
Portfolio turnover rate	88%		124%	27	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$16.67		$16.63	$15.27

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.19)	(0.05)
Net realized and unrealized gain on investments	0.98		1.42	1.43

Total from investment operations	0.86		1.23	1.38

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(1.19)	(0.02)

Total distributions	(0.00)		(1.19)	(0.02)

Net asset value, end of period	$17.53		$16.67	$16.63

Total return	5.16%		7.28%	9.06%
Net assets, end of period (in millions)	$9		$8	$2
Ratio of expenses to average net assets	2.55	%(2)	2.65%	2.83	%(2)
Ratio of net investment loss to average net assets	-1.52	%(2)	-1.53%	-2.00	%(2)
Portfolio turnover rate	88%		124%	27	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$16.92		$16.68	$15.27

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.10)	(0.04)
Net realized and unrealized gain on investments	1.00		1.53	1.47

Total from investment operations	0.97		1.43	1.43

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(1.19)	(0.02)

Total distributions	(0.00)		(1.19)	(0.02)

Net asset value, end of period	$17.89		$16.92	$16.68

Total return	5.73%		8.48%	9.38%
Net assets, end of period (in millions)	$24		$25	$25
Ratio of expenses to average net assets	1.41	%(2)	1.53%	1.60	%(2)
Ratio of net investment loss to average net assets	-0.39	%(2)	-0.56%	-0.82	%(2)
Portfolio turnover rate	88%		124%	27	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY VALUE FUND

Portfolio Highlights

On September 30, 2005, Ivy Value Fund had net assets totaling $77,096,197 invested in a diversified portfolio of:

98.40%	Common Stocks
1.48%	Cash and Cash Equivalents
0.12%	Preferred Stock

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Financial Services Stocks	$28.39
Energy Stocks	$16.00
Utilities Stocks	$11.98
Technology Stocks	$10.50
Consumer Nondurables Stocks	$6.44
Consumer Services Stocks	$4.57
Multi-Industry Stocks	$4.22
Health Care Stocks	$3.76
Business Equipment and Services Stocks	$2.86
Raw Materials Stocks	$2.78
Retail Stocks	$2.43
Shelter Stocks	$1.97
Cash and Cash Equivalents	$1.48
Transportation Stocks	$1.39
Capital Goods Stocks	$1.11
Preferred Stock	$0.12

The Investments of Ivy Value Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 2.28%
Lockheed Martin Corporation	28,800	$1,757,952

Aluminum - 0.48%
Alcoa Incorporated (A)	15,300	373,626

Banks - 9.35%
Bank of America Corporation	55,956	2,355,748
Citigroup Inc.	47,213	2,149,136
Mellon Financial Corporation	43,100	1,377,907
Wachovia Corporation	12,050	573,460
Wells Fargo & Company	12,900	755,553
		7,211,804
Beverages - 1.96%
Diageo plc, ADR (A)	12,950	751,230
Molson Coors Brewing Company, Class B (A)	11,900	761,719
		1,512,949
Broadcasting - 1.52%
Viacom Inc., Class B	35,400	1,168,554

Business Equipment and Services - 2.86%
ARAMARK Corporation, Class B	44,100	1,177,911
Waste Management, Inc. (A)	36,000	1,029,960
		2,207,871
Capital Equipment - 1.11%
Illinois Tool Works Inc.	10,440	859,525

Chemicals - Petroleum and Inorganic - 0.70%
du Pont (E.I.) de Nemours and Company	13,750	538,587

Chemicals - Specialty - 1.60%
Air Products and Chemicals, Inc. (A)	6,200	341,868
Scotts Miracle-Gro Company (The)	10,100	888,093
		1,229,961
Communications Equipment - 0.99%
Cisco Systems, Inc.*	42,500	761,812

Computers - Main and Mini - 0.70%
International Business Machines Corporation	6,750	541,485

Computers - Peripherals - 5.49%
Lexmark International, Inc., Class A (A)*	9,200	561,660
Microsoft Corporation	36,400	936,390
Oracle Corporation*	97,200	1,204,794
Symantec Corporation (A)*	67,500	1,528,537
		4,231,381
Cosmetics and Toiletries - 0.78%
NBTY, Inc.*	25,500	599,250

Electronic Components - 1.04%
Intel Corporation (A)	32,500	800,962

Finance Companies - 5.54%
Fannie Mae	43,700	1,958,634
Freddie Mac	40,900	2,309,214
		4,267,848
Food and Related - 1.35%
J.M. Smucker Company (The)	21,400	1,038,756

Furniture and Furnishings - 1.97%
Masco Corporation	49,500	1,518,660

Health Care - Drugs - 1.58%
Pfizer Inc.	48,700	1,216,039

Health Care - General - 2.18%
Da Vita Inc.*	24,800	1,142,536
Wyeth	11,600	536,732
		1,679,268
Insurance - Life - 0.52%
UnumProvident Corporation	19,500	399,750

Insurance - Property and Casualty - 5.98%
Allstate Corporation (The)	28,600	1,581,294
Assurant, Inc.	36,000	1,370,160
St. Paul Companies, Inc. (The)	37,052	1,662,523
		4,613,977
Leisure Time Industry - 1.27%
Cendant Corporation	47,400	978,336

Motion Pictures - 1.20%
News Corporation Limited, Class A	59,100	921,369

Multiple Industry - 4.22%
General Electric Company	79,300	2,670,031
NRG Energy, Inc.*	13,700	583,620
		3,253,651
Petroleum - International - 16.00%
Burlington Resources Inc. (A)	16,700	1,358,044
ChevronTexaco Corporation	47,500	3,074,675
ConocoPhillips (A)	21,300	1,489,083
Devon Energy Corporation (A)	29,400	2,018,016
Exxon Mobil Corporation	69,206	4,397,349
		12,337,167
Publishing - 0.58%
Gannett Co., Inc.	6,550	450,836

Railroad - 1.39%
Union Pacific Corporation	14,900	1,068,330

Retail - Food Stores - 0.25%
Rite Aid Corporation*	49,600	192,448

Retail - General Merchandise - 2.18%
Dollar General Corporation	39,050	716,177
Family Dollar Stores, Inc.	48,600	965,682
		1,681,859
Security and Commodity Brokers - 7.00%
Marsh & McLennan Companies, Inc. (A)	34,000	1,033,260
Merrill Lynch & Co., Inc.	10,500	644,175
Morgan (J.P.) Chase & Co.	65,002	2,205,518
Morgan Stanley (A)	14,140	762,712
Prudential Financial, Inc.	11,150	753,294
		5,398,959
Tobacco - 2.35%
Altria Group, Inc.	24,600	1,813,266

Utilities - Electric - 4.98%
Dominion Resources, Inc. (A)	12,200	1,050,908
Exelon Corporation	20,600	1,100,864
NiSource Inc.	16,200	392,850
PPL Corporation	40,000	1,293,200
		3,837,822
Utilities - Gas and Pipeline - 1.14%
Enbridge Inc.	27,600	880,992

Utilities - Telephone - 5.86%
Iowa Telecommunications Services, Inc.	44,700	751,854
SBC Communications Inc.	50,800	1,217,676
Sprint Nextel Corporation (A)	45,700	1,086,746
Verizon Communications Inc.	22,700	742,063
Vodafone Group Plc, ADR	27,850	723,265
		4,521,604

TOTAL COMMON STOCKS - 98.40%		$75,866,656

(Cost: $67,554,087)

PREFERRED STOCK - 0.12%

Finance Companies
Federal National Mortgage Association, 5.375%, Convertible	1	$91,600
(Cost: $100,000)

SHORT-TERM SECURITY - 1.26%	Principal Amount in Thousands

Utilities - Electric
Wisconsin Electric Power Co.,
3.88%, 10-3-05	$971	$970,791
(Cost: $970,791)

TOTAL INVESTMENT SECURITIES - 99.78%		$76,929,047

(Cost: $68,624,878)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%		167,150

NET ASSETS - 100.00%		$77,096,197

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at September 30, 2005 (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Alcoa Incorporated	153	November/29	$4,590	$151
Burlington Resources Inc.	31	October/80	5,617	9,300
ConocoPhillips	35	November/75	3,745	4,550
Dominion Resources, Inc.	30	October/80	3,510	19,500
Devon Energy Corporation	41	October/62.5	2,788	27,388
Intel Corporation	75	October/27.5	2,910	300
Marsh & McLennan Companies, Inc.	139	October/30	3,336	11,120
Morgan Stanley	75	November/57	3,150	3,186
Sprint Nextel Corporation	225	November/27.5	7,650	1,125
Waste Management, Inc.	137	October/30	2,945	1,370

			$40,241	$77,990

In addition to the above written call options, the following written put options were outstanding as of September 30, 2005 (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Air Products and Chemicals, Inc.	35	December/50	$1,680	$1,750
Diageo plc, ADR	39	October/55	2,462	975
Lexmark International, Inc., Class A	31	October/60	4,092	3,100
Symantec Corporation	184	November/18.5	3,680	920
	173	October/20	4,370	865
	173	October/18.5	8,131	138
Molson Coors Brewing Company, Class B	29	October/55	2,117	145

			$26,532	$7,893

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY VALUE FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $68,625) (Notes 1 and 3)	$76,929
Receivables:
Fund shares sold	272
Dividends and interest	118
Investment securities sold	2
Prepaid and other assets	21

Total assets	77,342

LIABILITIES
Outstanding written options - at value (premium received - $67) (Note 6)	86
Accrued management fee (Note 2)	45
Payable to Fund shareholders	31
Accrued shareholder servicing (Note 2)	26
Accrued service fee (Note 2)	16
Due to custodian	14
Accrued accounting services fee (Note 2)	4
Accrued distribution fee (Note 2)	4
Other	20

Total liabilities	246

Total net assets	$77,096

NET ASSETS
Capital paid in (shares authorized - unlimited)	$69,996
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	52
Accumulated undistributed net realized loss on investment transactions	(1,237)
Net unrealized appreciation in value of investments	8,285

Net assets applicable to outstanding units of capital	$77,096

Net asset value per share (net assets divided by shares outstanding):
Class A	$16.51
Class B	$16.41
Class C	$16.45
Class Y	$16.51
Capital shares outstanding:
Class A	3,145
Class B	227
Class C	215
Class Y	1,085

See Notes to Financial Statements.

Statement of Operations
      IVY VALUE FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$783
Interest and amortization	31

Total income	814

Expenses (Note 2):
Investment management fee	253
Shareholder servicing:
Class A	88
Class B	9
Class C	8
Class Y	15
Service fee:
Class A	55
Class B	4
Class C	4
Class Y	25
Accounting services fee	23
Distribution fee:
Class A	3
Class B	12
Class C	12
Audit fees	12
Custodian fees	7
Other	44

Total expenses	574

Net investment income	240

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,954
Realized net loss on purchased options	(30)
Realized net gain on written options	123
Realized net loss on foreign currency transactions	(- )*

Realized net gain on investments	3,047

Unrealized depreciation in value of securities during the period	(897)
Unrealized depreciation in value of written options during the period	(33)

Unrealized depreciation in value of investments during the period	(930)

Net gain on investments	2,117

Net increase in net assets resulting from operations	$2,357

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY VALUE FUND
      (In Thousands)

	For the six months ended	For the fiscal year ended
	September 30, 2005	March 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$240	$734
Realized net gain on investments	3,047	9,988
Unrealized depreciation	(930)	(1,316)
Net increase in net assets resulting from operations	2,357	9,406

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(159)	(461)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(91)	(210)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(250)	(671)

Capital share transactions (Note 5)	8,585	(18,313)

Total increase (decrease)	10,692	(9,578)
NET ASSETS
Beginning of period	66,404	75,982

End of period	$77,096	$66,404

Undistributed net investment income	$52	$62

(1)See "Financial Highlights" on pages 217 - 220.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the fiscal period ended		For the fiscal year ended	For the period from 10-1-01 to		For the fiscal year ended September 30,
	9-30-05		3-31-05	3-31-04		7-31-03	7-31-02		2001	2000	1999

Net asset value, beginning of period	$16.04		$14.54	$12.54		$11.81	$12.59		$15.08	$15.14	$13.88

Income (loss) from investment operations:
Net investment income	0.05		0.15	0.08		0.12	0.08		0.09	0.06	0.15
Net realized and unrealized gain (loss) on investments	0.48		1.48	1.98		0.72	(0.78)		(2.50)	0.13	1.26

Total from investment operations	0.53		1.63	2.06		0.84	(0.70)		(2.41)	0.19	1.41

Less distributions from:
Net investment income	(0.06)		(0.13)	(0.06)		(0.11)	(0.08)		(0.08)	(0.11)	(0.15)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.13)	(0.00)
Tax return of capital	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.00)	(0.01)	(0.00)

Total distributions	(0.06)		(0.13)	(0.06)		(0.11)	(0.08)		(0.08)	(0.25)	(0.15)

Net asset value, end of period	$16.51		$16.04	$14.54		$12.54	$11.81		$12.59	$15.08	$15.14

Total return(1)	3.27%		11.21%	16.32%		7.23%	-5.72%		-15.97%	1.26%	10.13%
Net assets, end of period (in millions)	$52		$41	$52		$64	$58		$66	$81	$93
Ratio of expenses to average net assets including voluntary expense waiver	1.57	%(2)	1.47%	1.45	%(2)(3)	1.29%	1.24	%(2)	1.24%	1.24%	1.21%
Ratio of net investment income to average net assets including voluntary expense waiver	0.68	%(2)	0.92%	0.61	%(2)(3)	1.05%	0.70	%(2)	0.61%	0.43%	0.94%
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		NA	1.52	%(2)(3)	1.50%	1.41	%(2)	1.39%	1.34%	1.23%
Ratio of net investment income to average net assets excluding voluntary expense waiver	NA		NA	0.53	%(2)(3)	0.84%	0.53	%(2)	0.46%	0.33%	0.92%
Portfolio turnover rate	16%		81%	86%		123%	95%		148%	180%	79%
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$15.97		$14.50	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03	0.01
Net realized and unrealized gain on investments	0.46		1.44	0.90

Total from investment operations	0.44		1.47	0.91

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.04)

Net asset value, end of period	$16.41		$15.97	$14.50

Total return	2.75%		10.14%	6.65%
Net assets, end of period (in millions)	$4		$2	$1
Ratio of expenses to average net assets	2.53	%(2)	2.53%	3.12	%(2)
Ratio of net investment income (loss) to average net assets	-0.28	%(2)	0.07%	-1.29	%(2)
Portfolio turnover rate	16%		81%	86	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03 (1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$16.00		$14.51	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03	0.02
Net realized and unrealized gain on investments	0.47		1.46	0.90

Total from investment operations	0.45		1.49	0.92

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.04)

Net asset value, end of period	$16.45		$16.00	$14.51

Total return	2.81%		10.27%	6.73%
Net assets, end of period (in millions)	$3		$3	$1
Ratio of expenses to average net assets	2.45	%(2)	2.42%	2.90	%(2)
Ratio of net investment income (loss) to average net assets	-0.19	%(2)	0.15%	-1.18	%(2)
Portfolio turnover rate	16%		81%	86	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended	For the period from 12-8-03(1) to
	9-30-05		3-31-05	3-31-04

Net asset value, beginning of period	$16.05		$14.54	$13.63

Income from investment operations:
Net investment income	0.07		0.17	0.01
Net realized and unrealized gain on investments	0.46		1.49	0.95

Total from investment operations	0.53		1.66	0.96

Less distributions from:
Net investment income	(0.07)		(0.15)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)

Total distributions	(0.07)		(0.15)	(0.05)

Net asset value, end of period	$16.51		$16.05	$14.54

Total return	3.34%		11.44%	7.05%
Net assets, end of period (in millions)	$18		$20	$22
Ratio of expenses to average net assets	1.32	%(2)	1.34%	1.48	%(2)
Ratio of net investment income to average net assets	0.91	%(2)	1.09%	0.35	%(2)
Portfolio turnover rate	16%		81%	86	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Notes to Financial Statements.

Notes To Financial Statements
      September 30, 2005

NOTE 1 - Significant Accounting Policies

Ivy Funds (formerly Ivy Fund) (the Trust) is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues fifteen series of capital shares; each series represents ownership of a separate mutual fund (Fund). Ivy Balanced Fund, Ivy Bond Fund, Ivy Cash Reserves Fund, Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Balanced Fund, Ivy International Value Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund (the Funds) are those mutual funds. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees. In deciding whether to make fair value adjustments, each Fund reviews a variety of factors, including news relating to security specific events, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities. In these cases, the Fund may utilize information from a pricing service to adjust closing market quotations of foreign securities to reflect what it believes to be fair value. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Trust's financial statements. Gains or losses are realized by the Trust at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Trust uses Forward Contracts to attempt to reduce the overall risk of its investments.
E. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Trust's custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Ivy Investment Management Company (IICO), a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) , serves as the investment manager for each Fund. Prior to March 8, 2005, IICO was known as Waddell & Reed Ivy Investment Company. IICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million and up to $1 Billion	0.50%
	Over $1 Billion and up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%

Ivy Cash Reserves Fund (formerly Ivy Money Market Fund)	All levels	0.40%

Ivy Cundill Global Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Dividend Income Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy European Opportunities Fund	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%

Ivy Global Natural Resources Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy International Fund	Up to $2 Billion	1.00%
	Over $2 Billion up to $2.5 Billion	0.90%
	Over $2.5 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy International Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy International Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million and up to $1 Billion	0.45%
	Over $1 Billion and up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

Ivy Pacific Opportunities Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%

Ivy Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

These fees are accrued daily and are paid monthly. However, IICO has voluntarily agreed to waive its management fee for Ivy Dividend Income Fund on any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

The Investment Advisory Agreement between the Trust on behalf of Global Natural Resources Fund and Mackenzie Financial Corporation (MFC) lapsed on February 28, 2003, due to an administrative error that was not discovered until late in 2003. Consequently, at a special shareholder meeting held on September 9, 2004, the shareholders of Global Natural Resources Fund, in conjunction with the authorization and recommendation of the Board of Trustees of Ivy Funds, approved the following: (i) a new investment management agreement between the Trust, on behalf of Global Natural Resources Fund and IICO, including a fee payable to IICO, by Global Natural Resources Fund, at an annual rate of 1.00% of Global Natural Resources Fund's average daily net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion; (ii) a subadvisory agreement between IICO and MFC with respect to Global Natural Resources Fund, including a fee payable to MFC, by IICO, at an annual rate of 0.50% of Global Natural Resources Fund's average daily net assets up to $500 million, 0.425% of net assets over $500 million and up to $1 billion, 0.415% of net assets over $1 billion and up to $2 billion, 0.40% of net assets over $2 billion and up to $3 billion, and 0.38% of net assets over $3 billion; (iii) the retention of fees paid and payment of fees payable for investment advisory services rendered by MFC for the period from March 1, 2003 through the effective date of the subadvisory agreement, September 9, 2004.

Cundill Investment Research Ltd. serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with IICO and receives a fee that is shown in the following table:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Cundill Global Value Fund	On the first $500 Million	0.50%
	On the next $500 Million	0.425%
	On the next $1 Billion	0.415%
	On the next $1 Billion	0.40%
	On all assets exceeding $3 Billion	0.38%

Henderson Global Investors (North America) Inc. (HGINA) serves as subadvisor to Ivy European Opportunities Fund under an agreement with IICO. Henderson Investment Management Ltd., under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. Prior to July 1, 2004 HGINA received a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA.

Effective July 1, 2004, HGINA receives a fee payable monthly at an annual rate of 0.50% of average net assets.

Advantus Capital Management, Inc. serves as subadvisor to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund under an agreement with IICO and receives a fee equal to, on an annual basis, 0.27%, 0.30% and 0.55% of the respective Fund's average net assets.

State Street Research & Management Company (SSRM) served as subadvisor to Ivy Small Cap Value Fund under an agreement with IICO and received a fee equal to, on an annual basis, 0.50% of the Fund's average net assets.

MetLife, Inc., (MetLife), the parent company of State Street Research & Management Company (State Street) entered into an agreement in the fall of 2004 to sell SSRM Holding, Inc., and its subsidiary, State Street, to BlackRock, Inc. The sale was completed in January 2005, and, when completed, resulted in the automatic termination of the former investment subadvisory agreement for that Fund. IICO proposed to the Board of Trustees, and the Board approved, a new subadvisory agreement with BlackRock Financial Management, Inc., an indirect wholly owned subsidiary of BlackRock, Inc. At a special meeting of shareholders held January 27, 2005, the new agreement was also approved by shareholders.

BlackRock Financial Management, Inc. receives a fee equal to, on an annual basis, 0.50% of the Fund's average net assets.

Templeton Investment Counsel, LLC serves as subadvisor to Ivy International Balanced Fund under an agreement with IICO and receives a fee that is shown in the following table:

Fund	Net Asset Breakpoints	Annual Rate

Ivy International Balanced Fund	On the first $100 Million	0.50%
	All assets exceeding $100 Million	0.40%

Pursuant to a Master Fund Accounting Services Agreement, IICO provides certain accounting and pricing services for each Fund. As of March 18, 2003, IICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C, Class I and Advisor Class shares, for each shareholder account that was in existence at any time during the prior month: Ivy Balanced Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund pay WRSCO a monthly fee of $1.5792; Ivy Bond Fund and Ivy Mortgage Securities Fund pay WRSCO a monthly fee of $1.6958; and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund each pay the Agent a monthly fee of $1.5042. Ivy Cash Reserves Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays the Agent a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Pursuant to an Administrative Services Agreement, IICO provides certain administrative services to each Fund. The administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of each Fund's average daily net assets.

As principal underwriter for the Trust's shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the six month period ended September 30, 2005, IFDI received the following amounts in sales commissions and CDSC:

	Sales Commissions	CDSC
		Class A	Class B	Class C

Ivy Balanced Fund	$84,475	$427	$1,713	$324
Ivy Bond Fund	93,988	-	1,784	269
Ivy Cash Reserves Fund	-	-	534	-
Ivy Cundill Global Value Fund	1,564,804	74	38,675	14,420
Ivy Dividend Income Fund	182,806	-	3,874	447
Ivy European Opportunities Fund	672,411	1,192	44,297	6,419
Ivy Global Natural Resources Fund	2,690,218	13,080	148,987	69,328
Ivy International Fund	12,338	-	4,907	3
Ivy International Balanced Fund	417,899	46	3,891	570
Ivy International Value Fund	58,691	-	3,118	33
Ivy Mortgage Securities Fund	692,287	1,909	4,300	3,864
Ivy Pacific Opportunities Fund	407,352	6	2,067	972
Ivy Real Estate Securities Fund	799,399	3,223	14,692	1,842
Ivy Small Cap Value Fund	268,587	457	4,981	575
Ivy Value Fund	185,945	1,445	2,766	312

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the six month period ended September 30, 2005, IFDI paid the following amounts:

Ivy Balanced Fund	$96,124
Ivy Bond Fund	103,420
Ivy Cash Reserves Fund	-
Ivy Cundill Global Value Fund	2,170,416
Ivy Dividend Income Fund	209,805
Ivy European Opportunities Fund	810,587
Ivy Global Natural Resources Fund	4,846,736
Ivy International Fund	16,511
Ivy International Balanced Fund	471,241
Ivy International Value Fund	93,454
Ivy Mortgage Securities Fund	794,826
Ivy Pacific Opportunities Fund	443,493
Ivy Real Estate Securities Fund	879,566
Ivy Small Cap Value Fund	302,420
Ivy Value Fund	199,125

Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund (except for Ivy Cash Reserves Fund) may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under a Distribution and Service Plan for Class B and Class C shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund (except for Ivy Cash Reserves Fund) may pay IFDI a service fee in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan for Class B shares and Class C shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund (except for Ivy Cash Reserves Fund) may pay IFDI a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee for its distribution activities for that class.

Under the Class Y Plan, each Fund (except for Ivy Cash Reserves Fund) may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintenance of Class Y shareholder accounts.

For Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund, IICO has agreed to reimburse a Fund's expenses, for the calendar year ended December 31, 2004, and for the following seven years, to the extent necessary to ensure that the Fund's annual operating expenses, when calculated at the Fund level, do not exceed 2.50% (0.85% through December 31, 2004, then 1.25% for Cash Reserves Fund) of the Fund's average net assets (excluding 12b-1 fees and certain other expenses.) During the six month period ended September 30, 2005, IICO reimbursed the Fund's expenses (in thousands) as shown in the following table:

Ivy Cash Reserves Fund	$33

IICO has agreed to reimburse Ivy Mortgage Securities Fund's 12b-1 expenses applicable to Class A shares to ensure that the Fund's annual operating expenses for Class A shares do not exceed 0.95% through September 30, 2005. During the six month period ended September 30, 2005, IICO reimbursed Funds' expenses (in thousands) as shown in the following table:

Ivy Mortgage Securities Fund	$238

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating expenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Cundill Global Value Fund, Class A	1.90%
Ivy Cundill Global Value Fund, Class C	2.55%
Ivy Cundill Global Value Fund, Class Y	1.20%
Ivy Global Natural Resources Fund, Class A	1.70%
Ivy Global Natural Resources Fund, Class C	2.40%
Ivy Global Natural Resources Fund, Class Y	1.20%

During the six month period ended September 30, 2005, IICO reimbursed the Fund's expenses (in thousands) as shown:

Ivy Cundill Global Value Fund, Class Y	$18
Ivy Global Natural Resources Fund, Class Y	32

These reimbursements serve to reduce distribution and service fees.

The Trust paid Directors' regular compensation of $112,136, which is included in other expenses.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six month period ended September 30, 2005 are summarized as follows:

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cundill Global Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$24,110,539	$13,131,550	$206,448,920
Purchases of U.S. government securities	795,500	30,936,541	-
Purchases of short-term securities	466,167,187	365,475,033	1,823,835,335
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	28,603,954	8,760,843	20,854,534
Proceeds from maturities and sales of U.S. government securities	1,409,488	29,839,329	-
Proceeds from maturities and sales of short-term securities	466,700,250	368,707,874	1,819,375,810

	Ivy Dividend Income Fund	Ivy European Opportunities Fund	Ivy Global Natural Resources Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$12,902,748	$117,722,072	$1,255,534,503
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	406,274,063	1,722,343,700	4,304,049,726
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	4,627,718	75,124,884	825,297,036
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	400,263,451	1,742,416,878	4,272,094,370

	Ivy International Fund	Ivy International Balanced Fund	Ivy International Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$38,698,057	$27,918,773	$22,283,882
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	259,143,738	699,701,045	404,744,418
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	57,341,565	9,018,031	18,840,180
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	259,608,382	701,603,320	403,422,000

	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund	Ivy Real Estate Securities Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$49,892,851	$68,923,729	$107,131,603
Purchases of U.S. government securities	218,434,688	-	-
Purchases of short-term securities	1,380,253,178	373,117,082	519,889,402
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	19,044,138	42,148,453	55,007,263
Proceeds from maturities and sales of U.S. government securities	203,703,466	-	-
Proceeds from maturities and sales of short-term securities	1,394,807,284	377,300,539	520,147,390

	Ivy Small Cap Value Fund	Ivy Value Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$93,502,683	$21,146,873
Purchases of U.S. government securities	-	-
Purchases of short-term securities	427,362,949	239,350,114
Purchases of options	-	105,124
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	93,200,173	11,584,922
Proceeds from maturities and sales of U.S. government securities	-	-
Proceeds from maturities and sales of short-term securities	423,114,533	240,485,000
Proceeds from options	-	75,238

For Federal income tax purposes, cost of investments owned at September 30, 2005 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Balanced Fund	$88,678,627	$10,622,709	$1,492,494	$9,130,215
Ivy Bond Fund	57,199,907	202,500	639,800	(437,300)
Ivy Cash Reserves Fund	5,188,458	-	-	-
Ivy Cundill Global Value Fund	624,936,440	85,389,661	8,917,419	76,472,242
Ivy Dividend Income Fund	56,962,944	11,315,648	823,646	10,492,002
Ivy European Opportunities Fund	240,740,191	64,993,908	9,153,605	55,840,303
Ivy Global Natural Resources Fund	1,743,119,611	406,004,387	27,459,520	378,544,867
Ivy International Fund	114,171,168	36,160,536	354,329	35,806,207
Ivy International Balanced Fund	107,223,914	19,439,953	1,886,572	17,553,381
Ivy International Value Fund	44,218,246	12,397,782	185,627	12,212,155
Ivy Mortgage Securities Fund	274,457,953	950,057	3,879,561	(2,929,504)
Ivy Pacific Opportunities Fund	103,315,314	19,069,360	2,979,335	16,090,025
Ivy Real Estate Securities Fund	339,348,172	78,511,894	219,517	78,292,377
Ivy Small Cap Value Fund	107,202,028	11,071,371	2,802,512	8,268,859
Ivy Value Fund	68,726,444	10,852,123	2,649,520	8,202,603

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds distributed and undistributed earnings and profit for the fiscal year ended March 31, 2005 and the related Capital Loss Carryover and Post-October activity were as follows:

	Ivy Balanced Fund		Ivy Bond Fund		Ivy Cash Reserves Fund

Net ordinary income	$1,130,450		$1,379,097		$53,041
Distributed ordinary income	1,108,112		1,354,137		51,821
Undistributed ordinary income	51,428	*	29,817	*	7,040	*

Realized long-term capital gains	-		-		-
Distributed long-term capital gains	-		-		-
Undistributed long-term capital gains	-		-		-

Capital loss carryover	-		-		-

Post-October losses deferred	-		-		-

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund		Ivy European Opportunities Fund

Net ordinary income	$230,382	$240,855		$-
Distributed ordinary income	1,291,233	346,502		91,085
Undistributed ordinary income	229,115	23,999	*	-

Realized long-term capital gains	758,807	138,492		-
Distributed long-term capital gains	-	2,423		-
Undistributed long-term capital gains	758,807	138,435		-

Capital loss carryover	-	-		-

Post-October losses deferred	-	-		52,629

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Net ordinary income	$75,812,078	$-	$1,270,583
Distributed ordinary income	142,978	-	1,480,880
Undistributed ordinary income	75,808,139	-	258,739	*

Realized long-term capital gains	4,114,584	-	2,125,614
Distributed long-term capital gains	-	-	412,844
Undistributed long-term capital gains	4,114,584	-	1,712,770

Capital loss carryover	-	-	-

Post-October losses deferred	163,319	75,328	-

	Ivy International Value Fund	Ivy Mortgage Securities Fund		Ivy Pacific Opportunities Fund

Net ordinary income	$-	$7,805,417		$-
Distributed ordinary income	-	7,735,756		-
Undistributed ordinary income	-	121,474	*	-

Realized long-term capital gains	-	-		-
Distributed long-term capital gains	-	-		-
Undistributed long-term capital gains	-	-		-

Capital loss carryover	-	-		-

Post-October losses deferred	-	67,640		-

      *This entire amount was distributed prior to September 30, 2005.

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Net ordinary income	$8,543,008	$363,331	$738,395
Distributed ordinary income	7,952,101	1,389,478	671,473
Undistributed ordinary income	2,335,579	-	67,374	*

Realized long-term capital gains	8,360,455	14,773,027	-
Distributed long-term capital gains	5,273,969	4,898,757	-
Undistributed long-term capital gains	4,425,377	11,023,106	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	665

      *This entire amount was distributed prior to September 30, 2005.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy European Opportunities Fund

March 31, 2009	$-	$140,416	$18,150,159
March 31, 2010	6,713,370	-	29,411,986
March 31, 2011	-	-	12,058,021

Total carryover	$6,713,370	$140,416	$59,620,166

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Value Fund

March 31, 2006	$143,237	$-	$-
March 31, 2007	143,237	-	-
March 31, 2009	-	122,715,107	1,028,432
March 31, 2010	167,845	126,565,198	8,128,361
March 31, 2011	-	47,213,802	2,150,884

Total carryover	$454,319	$296,494,107	$11,307,677

	Ivy Pacific Opportunities Fund	Ivy Value Fund

March 31, 2006	$157,220	$-
March 31, 2007	157,220	-
March 31, 2008	584,487	-
March 31, 2009	2,024,330	-
March 31, 2010	277,530	-
March 31, 2011	-	4,156,539

Total carryover	$3,200,787	$4,156,539

Ivy Developing Markets Fund was merged into Ivy Pacific Opportunities Fund as of June 16, 2003. At the time of the merger, Ivy Developing Markets Fund had capital loss carryovers available to offset future gains of the Ivy Pacific Opportunities Fund. These carryovers are limited to $157,220 for each period ending from March 31, 2006 through 2010 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

Each Fund within the Trust (other than Ivy Cash Reserves Fund) offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund also offered Advisor Class shares and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund and Ivy International Fund also offered Class I shares. Advisor Class and Class I shares are no longer available for investment. Ivy Cash Reserves Fund Class A is closed to new investors. Ivy Cash Reserves Fund Class B and Class C are both closed to direct investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Trust.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six months ended September 30, 2005 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cash Reserves Fund

Shares issued from sale of shares:
Class A	381	614	443
Class B	38	46	169
Class C	34	71	14
Class Y	88	2	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	15	37	40
Class B	-	1	12
Class C	-	1	1
Class Y	14	- *	NA
Shares redeemed:
Class A	(391)	(203)	(1,087)
Class B	(20)	(13)	(276)
Class C	(6)	(19)	(31)
Class Y	(589)	(3)	NA

Increase (decrease) in outstanding capital shares	(436)	534	(715)

Value issued from sale of shares:
Class A	$5,441	$6,508	$443
Class B	532	485	169
Class C	479	749	14
Class Y	1,260	19	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	213	394	40
Class B	-	13	12
Class C	-	11	1
Class Y	196	1	NA
Value redeemed:
Class A	(5,565)	(2,163)	(1,087)
Class B	(286)	(133)	(276)
Class C	(89)	(196)	(31)
Class Y	(8,393)	(28)	NA

Increase (decrease) in outstanding capital	$(6,212)	$5,660	$(715)

      *Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	10,097	1,057	1,990
Class B	760	91	160
Class C	3,552	167	239
Class Y	263	6	44
Advisor Class	-	NA	-
Class I	-	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	10	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	- *	-
Advisor Class	-	NA	-
Class I	-	NA	NA
Shares redeemed:
Class A	(2,155)	(266)	(1,072)
Class B	(210)	(44)	(234)
Class C	(502)	(93)	(231)
Class Y	(89)	(6)	(39)
Advisor Class	(11)	NA	(32)
Class I	(4)	NA	NA

Increase in outstanding capital shares	11,701	922	825

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$141,198	$13,413	$55,714
Class B	10,377	1,143	4,326
Class C	48,484	2,109	6,490
Class Y	3,710	74	1,237
Advisor Class	-	NA	-
Class I	-	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	121	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	4	-
Advisor Class	-	NA	-
Class I	-	NA	NA
Value redeemed:
Class A	(30,074)	(3,311)	(29,902)
Class B	(2,857)	(539)	(6,261)
Class C	(6,842)	(1,157)	(6,176)
Class Y	(1,258)	(78)	(1,077)
Advisor Class	(155)	NA	(895)
Class I	(50)	NA	NA

Increase in outstanding capital	$162,533	$11,779	$23,456

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	17,191	527	2,605
Class B	1,672	16	131
Class C	6,682	6	289
Class Y	1,307	- *	27
Advisor Class	-	-	NA
Class I	NA	-	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	-	34
Class B	-	-	- *
Class C	-	-	1
Class Y	-	-	- *
Advisor Class	-	-	NA
Class I	NA	-	NA
Shares redeemed:
Class A	(4,437)	(893)	(1,688)
Class B	(448)	(428)	(28)
Class C	(1,038)	(53)	(40)
Class Y	(151)	(1)	(19)
Advisor Class	(7)	(-)	NA
Class I	NA	(4)	NA

Increase (decrease) in outstanding capital shares	20,771	(830)	1,312

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$399,679	$12,165	$38,210
Class B	37,205	350	1,913
Class C	146,169	140	4,205
Class Y	30,257	5	397
Advisor Class	-	-	NA
Class I	NA	-	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	-	502
Class B	-	-	4
Class C	-	-	14
Class Y	-	-	3
Advisor Class	-	-	NA
Class I	NA	-	NA
Value redeemed:
Class A	(101,991)	(21,094)	(24,835)
Class B	(9,687)	(9,167)	(405)
Class C	(22,726)	(1,169)	(579)
Class Y	(3,574)	(20)	(269)
Advisor Class	(163)	(-)	NA
Class I	NA	(92)	NA

Increase (decrease) in outstanding capital	$475,169	$(18,882)	$19,160

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	1,128	6,124	2,845
Class B	123	300	138
Class C	70	683	246
Class Y	20	209	77
Advisor Class	-	NA	-
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	368	-
Class B	-	12	-
Class C	-	22	-
Class Y	-	12	-
Advisor Class	-	NA	-
Shares redeemed:
Class A	(202)	(3,054)	(515)
Class B	(666)	(37)	(97)
Class C	(79)	(181)	(76)
Class Y	(5)	(71)	(30)
Advisor Class	(2)	NA	(1)

Increase in outstanding capital shares	387	4,387	2,587

Value issued from sale of shares:
Class A	$13,588	$65,847	$31,970
Class B	1,390	3,220	1,453
Class C	813	7,348	2,627
Class Y	244	2,248	873
Advisor Class	-	NA	-
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	3,959	-
Class B	-	126	-
Class C	-	239	-
Class Y	-	131	-
Advisor Class	-	NA	-
Value redeemed:
Class A	(2,445)	(32,797)	(5,687)
Class B	(7,473)	(402)	(995)
Class C	(894)	(1,944)	(810)
Class Y	(67)	(769)	(338)
Advisor Class	(27)	NA	(8)

Increase in outstanding capital	$5,129	$47,206	$29,085

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	2,653	897	926
Class B	152	84	88
Class C	174	94	61
Class Y	1,485	139	48
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	37	-	10
Class B	-	-	-
Class C	- *	-	-
Class Y	49	-	5
Shares redeemed:
Class A	(1,542)	(457)	(330)
Class B	(86)	(30)	(18)
Class C	(74)	(54)	(21)
Class Y	(648)	(247)	(237)

Increase in outstanding capital shares	2,200	426	532

Value issued from sale of shares:
Class A	$53,332	$15,475	$15,014
Class B	3,023	1,407	1,409
Class C	3,487	1,597	975
Class Y	30,327	2,437	781
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	772	-	157
Class B	-	-	-
Class C	5	-	-
Class Y	1,016	-	91
Value redeemed:
Class A	(29,450)	(7,937)	(5,357)
Class B	(1,677)	(508)	(287)
Class C	(1,454)	(912)	(339)
Class Y	(12,706)	(4,296)	(3,859)

Increase in outstanding capital	$46,675	$7,263	$8,585

      *Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2005 are summarized below. Amounts are in thousands.

	Ivy Balanced Fund	Ivy Bond Fund	Ivy Cash Reserves Fund

Shares issued from sale of shares:
Class A	705	3,057	1,367
Class B	104	75	144
Class C	52	56	43
Class Y	292	1	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	36	62	37
Class B	- *	1	12
Class C	- *	1	1
Class Y	42	- *	NA
Shares redeemed:
Class A	(747)	(554)	(2,727)
Class B	(22)	(32)	(1,844)
Class C	(11)	(15)	(120)
Class Y	(1,134)	(- )*	NA

Increase (decrease) in outstanding capital shares	(683)	2,652	(3,087)

Value issued from sale of shares:
Class A	$9,634	$32,423	$1,367
Class B	1,406	801	144
Class C	710	592	43
Class Y	3,944	9	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	497	654	37
Class B	- *	12	12
Class C	1	7	1
Class Y	585	1	NA
Value redeemed:
Class A	(10,162)	(5,869)	(2,727)
Class B	(301)	(344)	(1,844)
Class C	(147)	(160)	(120)
Class Y	(15,402)	(- )*	NA

Increase (decrease) in outstanding capital	$(9,235)	$28,126	$(3,087)

      *Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy Dividend Income Fund	Ivy European Opportunities Fund

Shares issued from sale of shares:
Class A	20,804	1,574	4,750
Class B	2,064	311	479
Class C	5,578	452	777
Class Y	733	36	132
Advisor Class	-	NA	-
Class I	-	NA	-
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	84	22	2
Class B	-	1	-
Class C	-	3	-
Class Y	6	1	- *
Advisor Class	2	NA	- *
Class I	- *	NA	-
Shares redeemed:
Class A	(2,298)	(452)	(2,328)
Class B	(254)	(82)	(456)
Class C	(367)	(140)	(395)
Class Y	(190)	(6)	(159)
Advisor Class	(26)	NA	(44)
Class I	(- )*	NA	(1)

Increase in outstanding capital shares	26,136	1,720	2,757

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$269,480	$18,135	$118,574
Class B	26,210	3,554	11,437
Class C	70,739	5,153	19,090
Class Y	9,350	413	3,295
Advisor Class	-	NA	-
Class I	-	NA	-
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,105	266	60
Class B	-	15	-
Class C	-	29	-
Class Y	73	12	5
Advisor Class	26	NA	9
Class I	1	NA	-
Value redeemed:
Class A	(30,012)	(5,148)	(52,016)
Class B	(3,273)	(925)	(10,700)
Class C	(4,678)	(1,611)	(9,153)
Class Y	(2,455)	(72)	(3,757)
Advisor Class	(331)	NA	(1,063)
Class I	(- )*	NA	(19)

Increase in outstanding capital	$336,235	$19,821	$75,762

      *Not shown due to rounding.

	Ivy Global Natural Resources Fund	Ivy International Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	33,383	1,339	2,674
Class B	3,977	42	202
Class C	11,806	18	269
Class Y	887	4	18
Advisor Class	-	-	NA
Class I	NA	-	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	4	-	67
Class B	-	-	1
Class C	-	-	2
Class Y	2	-	1
Advisor Class	- *	-	NA
Class I	NA	-	NA
Shares redeemed:
Class A	(4,761)	(1,840)	(657)
Class B	(683)	(1,669)	(13)
Class C	(998)	(146)	(22)
Class Y	(145)	(1)	(6)
Advisor Class	(8)	(-)	NA
Class I	NA	(16)	NA

Increase (decrease) in outstanding capital shares	43,464	(2,269)	2,536

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$680,402	$28,952	$37,440
Class B	77,922	842	2,773
Class C	230,194	369	3,761
Class Y	18,430	100	250
Advisor Class	-	-	NA
Class I	NA	-	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	88	-	927
Class B	-	-	19
Class C	-	-	19
Class Y	36	-	6
Advisor Class	- *	-	NA
Class I	NA	-	NA
Value redeemed:
Class A	(93,035)	(39,902)	(9,401)
Class B	(13,133)	(33,648)	(179)
Class C	(18,671)	(2,939)	(305)
Class Y	(3,069)	(22)	(73)
Advisor Class	(167)	(-)	NA
Class I	NA	(345)	NA

Increase (decrease) in outstanding capital	$878,997	$(46,593)	$35,237

      *Not shown due to rounding.

	Ivy International Value Fund	Ivy Mortgage Securities Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	838	8,854	3,999
Class B	146	620	475
Class C	75	1,151	558
Class Y	14	343	80
Advisor Class	-	NA	-
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	543	-
Class B	-	12	-
Class C	-	18	-
Class Y	-	15	-
Advisor Class	-	NA	-
Shares redeemed:
Class A	(322)	(4,069)	(1,038)
Class B	(897)	(95)	(443)
Class C	(210)	(162)	(135)
Class Y	(3)	(103)	(51)
Advisor Class	(1)	NA	(- )*

Increase (decrease) in outstanding capital shares	(360)	7,127	3,445

Value issued from sale of shares:
Class A	$9,042	$95,510	$39,380
Class B	1,471	6,689	4,135
Class C	757	12,425	5,254
Class Y	151	3,707	807
Advisor Class	-	NA	-
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	5,841	-
Class B	-	125	-
Class C	-	193	-
Class Y	-	166	-
Advisor Class	-	NA	-
Value redeemed:
Class A	(3,386)	(43,810)	(9,843)
Class B	(8,744)	(1,018)	(3,806)
Class C	(2,025)	(1,742)	(1,213)
Class Y	(34)	(1,109)	(483)
Advisor Class	(13)	NA	(1)

Increase (decrease) in outstanding capital	$(2,781)	$76,977	$34,230

      *Not shown due to rounding.

	Ivy Real Estate Securities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Shares issued from sale of shares:
Class A	6,630	3,066	1,569
Class B	473	273	144
Class C	500	367	146
Class Y	3,278	453	176
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	270	221	16
Class B	16	15	-
Class C	19	24	-
Class Y	368	102	13
Shares redeemed:
Class A	(959)	(3,279)	(2,650)
Class B	(42)	(26)	(22)
Class C	(81)	(28)	(20)
Class Y	(837)	(613)	(459)

Increase (decrease) in outstanding capital shares	9,635	575	(1,087)

Value issued from sale of shares:
Class A	$116,982	$50,982	$23,975
Class B	8,297	4,499	2,179
Class C	8,735	6,037	2,186
Class Y	57,602	7,597	2,650
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	5,050	3,786	258
Class B	294	256	-
Class C	349	406	-
Class Y	6,844	1,741	210
Value redeemed:
Class A	(16,753)	(53,635)	(41,999)
Class B	(740)	(433)	(337)
Class C	(1,417)	(471)	(304)
Class Y	(13,675)	(10,083)	(7,131)

Increase (decrease) in outstanding capital	$171,568	$10,682	$(18,313)

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Ivy Value Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2005	333	$28,207
Options written	2,123	129,982
Options terminated in closing purchase transactions	(96)	(4,308)
Options exercised	(323)	(33,436)
Options expired	(1,096)	(80,204)

Outstanding at September 30, 2005	941	$40,241

For Ivy Value Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2005	62	$7,564
Options written	1,714	73,467
Options terminated in closing purchase transactions	(21)	(819)
Options exercised	(62)	(7,564)
Options expired	(1,029)	(46,116)

Outstanding at September 30, 2005	664	$26,532

NOTE 7 - In-Kind Redemptions

For an in-kind redemption a Fund may, under certain circumstances, distribute portfolio securities rather than cash for a redemption of Fund shares. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of the redemption exceeds the cost of those securities. Gains and losses realized from in-kind redemptions are not recognized for tax purposes but rather are reclassified from accumulated undistributed net realized loss to paid-in capital. During the fiscal year ended March 31, 2005, Ivy Value Fund realized $5,849,426 of net capital gains resulting from in-kind redemptions of $36,195,595.

NOTE 8 - Futures

The Trust may engage in buying and selling futures contracts. Upon entering into a futures contract, the Trust is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Trust each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Trust as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Trust uses futures to attempt to reduce the overall risk of its investments.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Ivy Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Fund, Bond Fund, Cash Reserves Fund, Cundill Global Value Fund, Dividend Income Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Balanced Fund, International Value Fund, Mortgage Securities Fund, Pacific Opportunities Fund, Real Estate Securities Fund, Small Cap Value Fund and Value Fund (collectively the "Funds") comprising Ivy Funds as of September 30, 2005, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 2005, and the financial highlights for the periods presented (except as noted below). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Real Estate Securities Fund, Small Cap Value Fund and Value Fund for each of the periods ended July 31, 2003 and prior were audited by other auditors whose report, dated September 5, 2003, expressed an unqualified opinion on those financial highlights. The financial highlights of the Balanced Fund, Bond Fund, International Balanced Fund and Mortgage Securities Fund for each of the periods presented in the four-year period ended September 30, 2003 were audited by other auditors whose report, dated November 7, 2003, expressed an unqualified opinion on those financial highlights. The financial highlights of the Cash Reserves Fund, Cundill Global Value Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Value Fund and Pacific Opportunities Fund for each of the periods presented in the two-year period ended December 31, 2001 were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Ivy Funds, as of September 30, 2005, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 2005, and their financial highlights for the periods presented (except as noted above in references to the reports of other auditors), in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 16, 2005

Renewal of Investment Management Agreements for the Ivy Funds

At a Meeting of the Board of Trustees of Ivy Funds held on August 30 and 31, 2005, the Trustees, including all of the Trustees who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, approved the continuance of the existing management agreements between Ivy Investment Management Company (IICO) and the Funds. The existing management agreements considered were: (i) the Master Business Management and Investment Advisory Agreement between the Trust and IICO (with respect to the Ivy Cash Reserves Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Fund, Ivy International Value Fund and Ivy Pacific Opportunities Fund); (ii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Dividend Fund); (iii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund and Ivy Global Natural Resources Fund); and (iv) the Subadvisory Agreements between IICO and:

Henderson Investment Management Limited and Henderson Global Investors
      (North America) Inc. (Ivy European Opportunities Fund)

Cundill Investment Research Ltd. (Ivy Cundill Global Value Fund)

Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund,
      Ivy Real Estate Securities Fund)

Templeton Investment Counsel, LLC (Ivy International Balanced Fund)

BlackRock Financial Management, Inc. (Ivy Small Cap Value Fund)

Mackenzie Financial Corporation (Ivy Global Natural Resources Fund)

(each such subadviser referred to herein as a "Subadviser").

The Board's Independent Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from its relationship with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board also reviewed the nature and quality of the services provided by the subadvisors and considered the written responses and supplementary materials produced by IICO and each such Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a fund-by-fund profitability analysis prepared by IICO. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Trustees received a report from two of the Independent Trustees who had been appointed to serve on an ad hoc contract review committee to conduct a preliminary review of all of this information prior to the meeting. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and then discussed these materials and related information with the full Board prior to the Board's final consideration of these issues. Based upon the examination by the Independent Trustees, the Board made the following considerations and conclusions.

Considerations with respect to each Fund

Ivy International Fund

The Board examined the investment performance of the Ivy International Fund, noting that the Fund had been in the 5th quintile for performance for every reporting period indicated in the Lipper materials. The Board also examined the performance of the Fund against its peers, as indicated in the Lipper materials for the one, three, five and seven year time period, as well against the Lipper International Large-Cap Core Index. The Board considered additional 15(c) response materials that IICO had provided, in which management asserted that the performance of the Fund recently had improved. In that regard, the Board considered the recent steps IICO has taken to enhance the Fund's performance, as well as provide additional reports to the Board in that regard. The Board further discussed management's proposal to merge the Ivy International Growth Fund, a series of Ivy Funds, Inc., into the Fund, and the possible benefits to each Fund's shareholders that such a merger might create. After extensively reviewing all of the performance information, including the fact that the Ivy International Growth Fund was proposed to be merged into the Fund, the Board concluded that the Fund's performance in this asset class appear to be improving, but should continue to be closely monitored by the Board.

The Board considered the expenses of the Fund and the cost of the services provided by IICO. The Board compared the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board then discussed the profitability to IICO in managing the Fund and how that profitability analysis was created. After considering all of this information, the Board concluded that the Fund's expenses appear to be appropriate at the current time, but that the Board should monitor those expenses closely.

The Board considered the nature, extent and quality of services provided to the Fund by IICO, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from their regular meetings with the IICO and personnel responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed IICO's resources and key personnel, especially those who provide investment management services to the Fund. The Board also considered other services provided to the Fund by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO are appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered benefits that accrue to IICO from its relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor its affiliate received any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board received and discussed information concerning whether economies of scale are being realized by the Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board considered the current and anticipated asset levels of the Fund, the potential for growth in the Fund's assets, the breakpoint schedule in place, and how the proposed merger would affect each. The Board concluded that the current asset size of the Fund did not warrant reevaluating the fee schedule for the Fund at this time.

Ivy International Value Fund

The Board examined the investment performance of the Ivy International Value Fund, noting that the Fund had been in the 1st or 2nd performance quintile for the one, three, five and seven year periods, as reported in the Lipper materials. The Board also examined the performance of the Fund against its peers included in the Lipper materials for the one, three, five and seven year time period, as well against the Lipper International Large-Cap Core Index. The Board discussed the additional resources that IICO has devoted to the Fund and concluded that the Fund's performance in this asset class is acceptable.

The Board considered the expenses of the Fund and the cost of the services provided by IICO. The Board compared the Fund's expenses, including IICO's advisory fees with the expenses and advisory fees of other investment advisers managing similarly situated funds. They also considered the Fund's expenses in light of the proposed merger of the International and International Growth Funds. The Board discussed the profitability to IICO in managing the Fund and the derivation of that profitability analysis. After considering all of this information, the Board concluded that the Fund's expenses appear to be reasonable, particularly in light of IICO's profitability in managing the Fund.

The Board considered the nature, extent and quality of services provided to the Fund by IICO, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from their regular meetings with the IICO and personnel responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed IICO's resources and key personnel, especially those who provide investment management services to the Fund. The Board also considered other services provided to the Fund by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO are appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered benefits that accrue to IICO from its relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor its affiliate received any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board received and discussed information concerning whether economies of scale are being realized by the Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board considered the current and anticipated asset levels of the Fund and the potential for growth in the Fund's assets. The Board concluded that the current asset size of the Fund did not warrant reevaluating the fee schedule for the Fund at this time.

Ivy Small Cap Value Fund

The Board examined the investment performance of the Ivy Small Cap Value Fund, noting that shareholders of the Fund had just recently authorized the appointment of BlackRock Financial Management, Inc. (BlackRock) as the Fund's sub-adviser. The Board also noted that the Fund had been in the 5th performance quintile for the one year period and the 4th quintile for the three year period, as reported in the Lipper materials. The Board also examined the performance of the Fund against its peers included in the Lipper materials for the one and three year time period, as well against the Lipper Small Cap Value Index. The Board discussed the long-term track record of the portfolio manager of the Fund, noting that the transition to BlackRock had occurred just seven months ago. Under those circumstances and given the Fund's performance history, the Board concluded that the Fund's performance in this asset class is acceptable.

The Board considered the expenses of the Fund and the cost of the services provided by IICO and BlackRock. The Board compared the Fund's expenses with the expenses and advisory fees of other similarly situated funds. The Board discussed the profitability to IICO in managing the Fund and the fact that IICO was exclusively responsible for paying BlackRock's fees. After considering all of this information, the Board concluded that the Fund's expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to the Fund by IICO and BlackRock, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from their regular meetings with the BlackRock personnel directly responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of each organization, especially those who provide investment management services to the Fund. The Board considered other services provided to the Fund by IICO and BlackRock, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by each organization are appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board discussed whether either organization derives any other direct or indirect benefits from serving the Fund. The Board considered benefits that accrue to each organization from its respective relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, BlackRock or any of their affiliates receive any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO or the investment sub-advisory contract with BlackRock.

The Board then received and discussed information concerning whether economies of scale are being realized by the Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board considered the current and anticipated asset levels of the Fund and the potential for growth in the Fund's assets, including the fact that BlackRock believes that it might be appropriate for the Fund to close to new investors once a certain level of assets was reached. The Board concluded that the current asset size of the Fund did not warrant reevaluating the fee schedule for the Fund at this time.

Ivy Global Natural Resources Fund

The Board examined the investment performance of the Ivy Global Natural Resources Fund, noting that performance for the one year period had been in the 5th performance quintile, whereas three year performance was in the 3rd and five and seven year performance was in the top quintile. The Board discussed the recent investment strategy of the Fund's investment sub-adviser, Mackenzie Financial Corporation (MFC), and how that strategy had affected the recent performance of the Fund. They also took into account the fact that the Fund is a multi-diversified global product. Nevertheless, the Board noted that the Fund had achieved outstanding long-term returns and had been attracting assets, causing the Fund's breakpoints to become effective. The Board also examined the performance of the Fund against its peers included in the Lipper materials for the same time periods, as well against the Lipper Natural Resources Fund Index. After considering all of this information, the Board concluded that the Fund's performance in this asset class is acceptable.

The Board considered the expenses of the Fund and the cost of the services provided by IICO and MFC. The Board specifically noted that the Fund was in the 5th quintile for expense information, and compared the Fund's expenses with the expenses and advisory fees of other similarly situated funds. The Board further discussed how MFC's style impacts expenses. The Board then discussed the profitability to IICO in managing the Fund and the fact that IICO was exclusively responsible for paying MFC's fees. After considering all of this information, the Board concluded that the Fund's expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to the Fund by IICO and MFC, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from their regular meetings with MFC personnel directly responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of each organization, especially those who provide investment management services to the Fund. The Board also considered other services provided to the Fund by IICO and MFC, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by each organization is appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board discussed whether either organization derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Fund. The Board considered benefits that accrue to each from its respective relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, MFC or any of their affiliate received any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO or the investment sub-advisory contract with MFC.

The Board received and discussed information concerning whether economies of scale are being realized by the Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board discussed the fact that the asset-level breakpoints had become effective. The Board considered the current and anticipated asset levels of the Fund and the potential for growth in the Fund's assets. The Board concluded that the current asset size of the Fund did not warrant reevaluating the fee schedule or breakpoints for the Fund at this time.

Ivy Balanced Fund, Ivy Cash Reserves Fund, Ivy Dividend Income Fund, Ivy Pacific Opportunities Fund, Ivy Value Fund

The Board evaluated the performance of the advisory contracts with IICO for each of the remaining internally managed Funds based upon the information contained in the Lipper materials and the other materials. In that regard, the Board examined the investment performance of each Fund, including their short-term and long-term quintile rankings as reported in the Lipper materials. The Board also examined the performance of each Fund against their respective peers included in the Lipper materials, as well against the appropriate Lipper benchmark. The Board also considered the fact that the Board had met with the portfolio manager(s) of each such Fund during regularly scheduled meetings, during which they had had an opportunity to discuss all facets of each Fund, including performance. After further discussion, given each Fund's performance history, the Board concluded that each Fund's performance in their respective asset class is acceptable.

The Board considered the expenses of each Fund and the cost of the services provided by IICO. The Board compared each Fund's expenses with the expenses and advisory fees of other similarly situated funds as reported in the Lipper Reports. The Board then discussed the profitability to IICO in managing each Fund, as well as the derivation of that profitability analysis. After considering all of this information, the Board concluded that each Fund's expenses appear to be reasonable.

The Board next considered the nature, extent and quality of services provided to each Fund by IICO, taking into account the investment objective and strategy of each Fund and the knowledge the Board gained from their regular meetings with the personnel directly responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of IICO, especially those portfolio managers who provide investment management services to the Fund. The Board also considered other services provided to each Fund by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO with respect to each Fund are appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board next discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to each Fund. The Board considered benefits that accrue to IICO from its relationship with each respective Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates receive any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board finally received and discussed information concerning whether economies of scale are being realized by each Fund and whether fee levels reflect those economies of scale for the benefit of each Fund's respective shareholders. The Board considered the current and anticipated asset levels of each Fund and the potential for growth in each Fund's assets. The Board concluded that the current asset size of each Fund did not warrant reevaluating the fee schedule for any Fund at this time.

Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund

The Board evaluated the performance of the advisory contracts with IICO and the investment subadvisory contracts for each Subadviser for sub-advised Funds based upon the information contained in the Lipper materials and the due diligence materials that the Board had received from each Subadviser.

The Board first examined the investment performance of each such Fund, including their short-term and long-term quintile ranking, as reported in the Lipper materials. The Board also examined the performance of each Fund against the respective peers included in the Lipper materials, as well against the appropriate Lipper benchmark. The Board considered that it had met with the portfolio manager(s) of each such Fund during regularly scheduled meetings, during which they had had an opportunity to discuss all facets of the Fund, including performance. Under those circumstances and given each Fund's performance history, the Board concluded that each Fund's performance in their respective asset class is acceptable.

The Board next considered the expenses of each Fund and the cost of the services provided by IICO and the Subadviser responsible for the day-to-day management of that Fund. The Board compared each Fund's expenses with the expenses and advisory fees of other similarly situated funds. The Board then discussed the profitability to IICO in managing the Fund, the derivation of that profitability analysis and the fact that IICO was exclusively responsible for paying each Subadviser's fees. After considering all of this information, the Board concluded that the Fund's expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to the Fund by IICO and each Subadviser, taking into account the investment objective and strategy of each Fund and the knowledge the Board gained from their regular meetings with the IICO and Subadviser personnel directly responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of each Subadviser organization. The Board also considered other services provided to the Fund by IICO and each Subadviser. The Board concluded that the nature and extent of the services provided by each IICO and each Subadviser for each Fund are appropriate, that the quality of those services is consistent with quality norms in the industry and that each Fund is likely to benefit from the continued provision of those services.

The Board discussed whether IICO and each Subadviser derives any other direct or indirect benefits from serving as investment adviser to the respective Fund. The Board considered benefits that accrue to each from its respective relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliate received any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO or the investment sub-advisory contract with any Subadviser.

The Board received and discussed information concerning whether economies of scale are being realized by each Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board considered the current and anticipated asset levels of each Fund and the potential for growth in the Fund's assets. The Board concluded that the current asset size of any Fund did not warrant reevaluating any Fund's fee schedule at this time.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how Ivy Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

*    On the SEC's website at www.sec.gov.

*    For review and copy at the SEC's Public Reference Room in Washington, DC. Information
      on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

*    On the Ivy Funds' website at www.ivyfunds.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

THE IVY FUNDS FAMILY

Global/International Funds

Cundill Global Value Fund
European Opportunities Fund
International Fund
International Balanced Fund
International Growth Fund
International Value Fund
Pacific Opportunities Fund

Domestic Equity Funds

Capital Appreciation Fund (formerly, Tax-Managed Equity Fund)
Core Equity Fund
Dividend Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Value Fund

Fixed Income Funds

Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Municipal Bond Fund

Money Market Funds

Cash Reserves Fund
Money Market Fund

Specialty Funds

Asset Strategy Fund
Balanced Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3300SA (9-05)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 7, 2005

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: December 7, 2005